                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  333-123257

                            MARKET VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                     335 Madison Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                     335 MADISON AVENUE, NEW YORK, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  APRIL 30

Date of reporting period: OCTOBER 31, 2010

Item 1 –	Report to Stockholders

SEMI-ANNUAL REPORT OCTOBER 31, 2010 (unaudited)

MARKET VECTORS
MUNICIPAL BOND ETFs

High-Yield Municipal Index ETF	(HYD)

Intermediate Municipal Index ETF	(ITM)

Long Municipal Index ETF	(MLN)

Pre-Refunded Municipal Index ETF	(PRB)

Short Municipal Index ETF	(SMB)

MARKET VECTORS
INTERNATIONAL BOND ETF

Emerging Markets Local Currency Bond ETF	(EMLC)

The information in this report is not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein regarding each index has been provided by the relevant index providers. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings and the Funds’ performance, and the views of Van Eck Global are as of October 31, 2010, and are subject to change.

MARKET VECTORS ETF TRUST

Dear Shareholder:

We are pleased to present this semi-annual report for the fixed income funds of the Market Vectors ETF Trust for the six months ended October 31, 2010.

Overall, the fixed income markets–both U.S. and international–generated solid absolute returns during the semi-annual period. Still, the markets were encumbered by volatility. As the semi-annual period began in May, a coordinated effort to stimulate the global economy was undertaken by the International Monetary Fund (the IMF), the European Central Bank (the ECB), the Bank of England and the U.S. Federal Reserve Board (the Fed). Their decisions were met with decidedly mixed results but did leave the U.S. fixed income market concerned about the possible dampening effect that reduced foreign demand would have upon efforts to revive the U.S. economy. Simultaneously, various U.S. data releases had already begun to shift investor sentiment from excitement about a recovering economy to disappointment that the pace of the recovery was not as robust as many had hoped. As investors lowered their expectations both for economic growth going forward and for the intensity of inflationary pressures–a classic flight to quality took hold and interest rates declined. Expectations that the Fed would soon be buying U.S. Treasuries as part of a second round of quantitative easing also kept yields well supported at low levels.

Against this broad backdrop, Van Eck Global enhanced the array of exchange-traded funds we offer our shareholders. During the semi-annual period, a new fixed income investment opportunity in the Market Vectors ETF family commenced operations—Market Vectors Emerging Markets Local Currency Bond ETF. Meanwhile, each of the five Municipal Bond Funds of the Markets Vectors ETF Trust continued to make headlines given the unique targeted investment opportunities they offer. What follows is a brief review of the segments of the fixed income market in which the fixed income funds of the Market Vectors ETF Trust invest.

Emerging Markets Local Currency Bond Market Review
The JPMorgan Government Bond Index–Emerging Markets Global Core Index1 (the “Index”) returned 9.25% during the period from July 22, 2010, the commencement date of the Market Vectors Emerging Markets Local Currency Bond ETF, through October 31, 2010 (the “reporting period”). The Index outperformed the U.S. fixed income market, the global developed markets bond market and the U.S. equity market, as measured by the 2.16%, 6.86% and 8.77% returns of the Barclays Capital U.S. Aggregate Bond Index2, the Barclays Capital Global Government Bond Index3 and the S&P® 500 Index4, respectively, during the same time frame. The Index also outperformed its U.S.-dollar denominated counterpart, the JPMorgan Emerging Markets Bond Index Plus5, which returned 7.30% during the same period.

At a time of unprecedented sovereign debt burdens in the U.S., Japan, the U.K. and the rest of the developed world, the comparatively lower debt-to-GDP (Gross Domestic Product) emerging market nations were attractive to investors. Indeed, as the Fed and the ECB pumped liquidity into the monetary system, a good portion of that liquidity leaked its way into emerging markets debt rather than into domestic stocks or bonds as intended by the monetary policy. Investors in the developed world were also attracted to emerging market local currency debt during the reporting period because of the higher yields it offered compared to the near-zero interest rates of developed bond markets or even the approximately 3% yields on domestic investment grade corporate bonds. Further, when evaluating the risk-reward tradeoff of emerging markets local currency debt, investors took note that 80% of the countries in the Index had investment grade ratings from the major independent credit rating agencies.

Still, the risk of capital controls across emerging markets rose in the last months of the reporting period, as emerging market policy makers grew increasingly concerned about appreciation of their local currencies. As liquidity poured into emerging markets and currencies appreciated versus the U.S. dollar, local governments expressed concerns about their ability to manage domestic and economic policy. In an effort to protect the competitiveness of their export sectors, blunt currency volatility and generally avoid what it saw as “hot money,” or money that is moved from one investment vehicle to another in response to changes in interest rates, Brazil increased its tax on currency transactions from 2% to 4% and then to 6% by end of October. Thailand added a 15% tax on interest income earned by foreigners in a stated attempt to control foreign flows rather than to diminish it. Speculation regarding which country would take similar action next was high at the end of the Reporting period.

During the reporting period, Hungary, South Africa and Poland were the strongest performing markets in the Index. Most of Hungary’s return was attributable to the strong appreciation of its forint versus the U.S. dollar. Also, Hungary got its investment grade rating reaffirmed by Standard & Poor’s (S&P) after its newly elected government announced a budgetary package that calmed investors. S&P had earlier put Hungary’s credit rating on review for a possible downgrade in the aftermath of the global credit crisis and failed bailout talks between Hungary and the IMF. South Africa’s market achieved double-digit gains on the back of strength in its local bond market, appreciation of the rand, and results of infrastructure spending amidst a successful 2010 FIFA World Cup there. Poland was a top performer as the Polish zloty appreciated strongly versus the U.S. dollar. With a consensus GDP forecast of 3.5%, investors speculated that the National Bank of Poland would be the first central bank in emerging Europe to hike short-term interest rates. With near-zero interest rates in the U.S., interest rate parity suggested a rise in the zloty.

Egypt, Russia and Malaysia were the weakest markets in the Index but still generated flat to modestly positive returns during the Reporting period. Egyptian GDP grew 5.6% during the third quarter of 2010, but the market still faced headwinds from a weakening global economy. Russia’s bond market advanced slightly during the Reporting period, but the ruble depreciated. Malaysia’s weak return was due to both its bond market and its currency.

Chile and the Philippines were added to the Index during the reporting period.

Municipal Bond Market Review
The Barclays Capital Municipal Index6 (the “Index”) returned 3.95% during the six months ended October 31, 2010 (the “semi-annual period”). The high-yield municipal market was stronger, as indicated by the 6.71% return of the Barclays Capital High Yield Municipal Index7 during the same time period.

As the semi-annual period began, a “recalibration” of ratings for municipal bonds had just been launched by Moody’s and Fitch, two of the three major credit rating agencies, based upon the more broadly-recognized global criteria used for corporate debt. The effect of this change was higher credit quality ratings for most municipal bond issuers. However, as the semi-annual period progressed, the notion of “safety” and strong “creditworthiness” in the municipal bond market came under fire from a number of commentators, including Warren Buffett. That said, most current data available suggests that, on an annualized basis, municipal bond credit quality should hold up well. As evidence, some 194 municipal issues on $6.9 billion of bonds were in default status in 2009, whereas 2010 data shows there are expected to be less than 100 issuers falling into default status at a comparatively lesser market value of approximately $4 billion.

From the demand side, a record number of bonds maturing as well as paying their seasonal coupons in June and July contributed both to solid returns and to strong reinvestment activity. Further, near-zero yields offered by money market mutual funds served to entice investors to take on somewhat more interest rate risk and longer durations to achieve higher yields. Anticipation of higher marginal personal income tax rates on the state and local levels and the possibility that the Bush tax cuts on the top two federal tax brackets may expire also served to boost demand for tax-exempt bonds. Although cash flows into municipal bond funds were lower during the semi-annual period than the torrid pace of a year earlier, inflows of $500 to $600 million a week remained a strong underpinning for the municipal bond market.Another factor supporting the municipal bond market’s solid performance during the semi-annual period was the Build America Bond (BAB) program. It is estimated that approximately $130 billion of securities have come to market via this program since legislative enactment authorized them in the first quarter of 2009. These bonds are taxable, high quality and generally with long-term maturities. Although BABs have opened up municipal bond investing to a whole new category of investors, it also has had the effect of taking supply away from the long-term end of the traditional tax-exempt municipal bond market, as issuers have found it more cost efficient to raise capital through these taxable bonds. Therefore, whatever reticence there might have been from municipal bond buyers, who may have pushed prices lower over concerns for credit, economic sluggishness or news coverage of municipalities’ budgetary shortfalls, was clearly offset during the semi-annual period by the BAB phenomenon. (While the BAB program supported the performance of the municipal bond market in general, it should be noted that none of the municipal bond funds of the Market Vectors ETF Trust held any BABs during the semi-annual period.)

Forced lower by the aggressive stance of the Fed to hold rates down for the foreseeable future, lower rates across the tax-exempt bond yield curve, or spectrum of maturities, had the impact of driving investors to look for yield in intermediate- and longer-term municipal bonds. High yield municipal bonds, a reluctant participant during the spring of 2010, contributed strong returns as the semi-annual period progressed as more investors determined that a bottom had been reached in the economy and that a turn toward recovery would boost returns of both taxable and tax-exempt high yield bonds.

Perhaps the best observation to be made is that both emerging market local currency bond and municipal bond ETFs ended the semi-annual period with their appeal intact as a favorable investment alternative for a wide range of investors. They offered diversification, intraday access and competitive yields. All of these remain key benefits for investors, whatever the current market conditions. Indeed, during the semi-annual period ended October 31, 2010 alone, total assets under management in the six fixed income funds of the Market Vectors ETF Trust grew nearly 55% to more than $774 million.

On the following pages, you will find the performance record of each of the six fixed income funds of the Market Vectors ETF Trust for the period ended October 31, 2010. You will, of course, also find their financial statements and portfolio information.

I want to thank you for your participation in the Market Vectors ETF Trust. Please contact us at 1.888.MKT.VCTR or visit vaneck.com/etf if you have any questions. We value your ongoing confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and President
Market Vectors ETF Trust
Van Eck Global

November 17, 2010

Represents the opinions of the investment adviser. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

Investments in emerging market securities are subject to elevated risks which include, among others, expropriation, confiscatory taxation, issues with repatriation of investment income, limitations of foreign ownership, political instability, armed conflict and social instability. As the Fund may invest in securities denominated in foreign currencies and some of the income received by the Fund will be in foreign currency, changes in currency exchange rates may negatively impact the Fund’s return. Bonds and bond funds will decrease in value as interest rates rise. The Fund may also be subject to credit risk, interest rate risk, sovereign debt risk, tax risk, and risks associated with non-investment grade securities. Investors should be willing to accept a high degree of volatility and the potential of significant loss.

Municipal bonds are subject to risks related to litigation, legislation, political change, conditions in underlying sectors or in local business communities and economies, bankruptcy or other changes in the issuer’s financial condition, and/or the discontinuance of taxes supporting the project or assets or the inability to collect revenues for the project or from the assets. Bonds and bond funds will decrease in value as interest rates rise. Additional risks include credit, interest rate, call, reinvestment, tax, market and lease obligation risk. High-yield municipal bonds are subject to greater risk of loss of income and principal than higher-rated securities, and are likely to be more sensitive to adverse economic changes or individual municipal developments than those of higher-rated securities. Interest and principal payments for pre-refunded bonds are funded from securities in an escrow account. The escrowed securities do not guarantee the price of these bonds. Municipal bonds may be less liquid than taxable bonds. There is no guarantee that the Fund’s income will be exempt from federal or state income taxes, and changes in those tax rates or in alternative minimum tax rates or in the tax treatment of municipal bonds may make them less attractive as investments and cause them to lose value. Capital gains, if any, are subject to capital gains tax.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. Investors cannot invest directly in an Index.

[1]	JPMorgan Government Bond Index-Emerging Markets Global Core (GBI-EM) Index tracks regularly traded, liquid, fixed-rate, domestic currency debt issues by emerging market governments.
[2]

Barclays Capital U.S. Aggregate Bond Index covers the USD-denominated, investment grade, fixed-rate, taxable bond market. The index comprises government securities, mortgage-backed securities, asset-backed securities and corporate securities to simulate the universe of bonds in the market.

[3]

Barclays Capital Global Government Bond Index contains bonds that must be rated investment grade (BAA3/BBB-/BBB- or better) by looking to the middle rating of Moody’s, S&P, and Fitch; bonds must have at least one year-to-maturity; securities must be fixed-rate.

[4]	S&P® 500 Index tracks the performance of equities for 500 leading companies in leading industries of the U.S. economy.
[5]	JPMorgan Emerging Markets Bond Index Plus (EMBI+) tracks total returns for USD-denominated debt instruments of the Emerging Markets: Brady bonds, loans, Eurobonds.
[6]

Barclays Capital Municipal Index contains bonds that have at least one year-to-maturity; non-credit enhanced bonds must be rated investment grade (Baa#/BBB-/BBB- or better) by looking to the middle rating of Moody’s, S&P, and Fitch; securities must have an outstanding par value of at least $7 million; and issued as part of a transaction of at least $75 million; bonds with a dated-date of January 1, 1991 and later are eligible.

[7]

Barclays Capital High Yield Municipal Index contains bonds which are rated Ba1 or lower; have an outstanding par value of at least $3 million that are issued as part of a transaction of at least $20 million; and are issued after December 31, 1990 with a remaining maturity date of at least one year.

HIGH-YIELD MUNICIPAL INDEX ETF (HYD)

HYD PERFORMANCE
October 31, 2010 (unaudited)

	Total Return
	Share Price	NAV	INDEX[1]

Six Months	4.15%	4.53%	6.30%
One Year	7.24%	9.03%	13.36%
Life* (annualized)	19.21%	19.23%	21.23%
Life* (cumulative)	35.68%	35.72%	39.72%
*as of 2/4/09

Total Annual Fund Operating Expenses 0.35%
The Investment Management Agreement between Market Vectors ETF Trust (the “Trust”) and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on the NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/4/09) to the first day of secondary market trading in shares of the Fund (2/5/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

1Barclays Capital Municipal Custom High Yield Composite Index
The Index is made up of a 25%/75% blend of investment grade triple-B and non-investment grade munis, and draws 75% of its holdings from bonds issued as part of transaction sizes of $100 million or more. To be included in the Index, bonds must have an outstanding par value of at least $3 million for non-investment grade and $7 million for investment grade; 25% of index in investment-grade triple-B bonds issued as part of transaction sizes of at least $100 million in value; 50% of index in non-investment grade bonds issued as part of transaction of at least $100 million; 25% of index in non-investment grade bonds issued as part of transaction of $20-$100 million in size; fixed rate; nominal maturity of greater than one year; dated-date after 12/31/1990. Barclays Capital does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

INTERMEDIATE MUNICIPAL INDEX ETF (ITM)

ITM PERFORMANCE
October 31, 2010 (unaudited)

	Total Return
	Share Price	NAV	INDEX[1]

Six Months	4.66%	4.53%	4.89%
One Year	8.40%	8.32%	9.09%
Life* (annualized)	5.80%	5.71%	6.71%
Life* (cumulative)	17.82%	17.55%	20.78%
*since 12/4/07

Total Annual Fund Operating Expenses 0.24%
The Investment Management Agreement between Market Vectors ETF Trust (the “Trust”) and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on the NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (12/4/07) to the first day of secondary market trading in shares of the Fund (12/6/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

1Barclays Capital AMT-Free Intermediate Continuous Municipal Index
To be included in the index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date within the last five years, and must be at least six years but less than seventeen years from their maturity date. Remarketed issues, taxable municipal bonds, AMT municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. Barclays Capital does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

LONG MUNICIPAL INDEX ETF (MLN)

MLN PERFORMANCE
October 31, 2010 (unaudited)

	Total Return
	Share Price	NAV	INDEX[1]

Six Months	4.46%	4.41%	4.74%
One Year	8.32%	8.70%	9.79%
Life* (annualized)	2.55%	2.48%	5.06%
Life* (cumulative)	7.40%	7.17%	15.01%
*since 1/2/08

Total Annual Fund Operating Expenses 0.24%
The Investment Management Agreement between Market Vectors ETF Trust (the “Trust”) and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on the NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/2/08) to the first day of secondary market trading in shares of the Fund (1/7/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

1Barclays Capital AMT-Free Long Continuous Municipal Index
To be included in the index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date within the last five years, and must be at least seventeen years from their maturity date. Remarketed issues, taxable municipal bonds, AMT municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. Barclays Capital does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

PRE-REFUNDED MUNICIPAL INDEX ETF (PRB)

PRB PERFORMANCE
October 31, 2010 (unaudited)

	Total Return
	Share Price[2]	NAV	INDEX[1]

Six Months	2.14%	1.85%	1.94%
One Year	4.07%	3.45%	3.58%
Life* (annualized)	2.63%	2.47%	2.88%
Life* (cumulative)	4.63%	4.34%	5.08%
*as of 2/2/09

Total Annual Fund Operating Expenses 0.24%
The Investment Management Agreement between Market Vectors ETF Trust (the “Trust”) and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on the NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/2/09) to the first day of secondary market trading in shares of the Fund (2/3/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

1Barclays Capital Municipal Pre-Refunded—Treasury-Escrowed Index
The Index is comprised of pre-refunded and escrowed-to-maturity municipal securities secured by an escrow or trust account containing obligations that are directly issued or unconditionally guaranteed by the U.S. government. The escrowed securities consist solely of U.S. Treasury obligations. To be included in the Index, bonds must have a nominal maturity of 1-30 years; outstanding par value of at least $7 million; issued as part of transaction of at least $75 million in value; fixed rate coupon and denominated in U.S. dollars. Barclays Capital does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

SHORT MUNICIPAL INDEX ETF (SMB)

SMB PERFORMANCE RECORD
October 31, 2010 (unaudited)

	Total Return
	Share Price	NAV	INDEX[1]

Six Months	2.65%	2.60%	2.73%
One Year	4.71%	5.09%	5.52%
Life* (annualized)	4.84%	4.76%	5.30%
Life* (cumulative)	13.56%	13.32%	14.91%
*as of 2/22/08

Total Annual Fund Operating Expenses 0.20%
The Investment Management Agreement between Market Vectors ETF Trust (the “Trust”) and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on the NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/22/08) to the first day of secondary market trading in shares of the Fund (2/26/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

1Barclays Capital AMT-Free Short Continuous Municipal Index
To be included in the index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date within the last five years, and must be at least one year but less than six years from their maturity date. Remarketed issues, taxable municipal bonds, AMT municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. Barclays Capital does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

EMERGING MARKETS LOCAL CURRENCY BOND ETF (EMLC)

EMLC PERFORMANCE
October 31, 2010 (unaudited)

	Total Return
	Share Price	NAV	INDEX[1]

Life since 7/22/10	9.77%	8.73%	9.25%

Gross Expense Ratio 0.60% / Net Expense Ratio 0.49%
The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.49% of Fund’s average daily net assets per year at least until September 1, 2011. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

The price used to calculate market return (SHARE PRICE) is determined by using the closing price listed on the NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (7/22/10) to the first day of secondary market trading in shares of the Fund (7/23/10), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

1J.P. Morgan Government Bond Index—Emerging Markets Global Core
Tracks the performance of bonds issued by emerging market governments and denominated in the local currency of the issuer. Designed to be investible and excludes countries with explicit capital controls, but does not factor in regulatory/tax hurdles in assessing eligibility. Only domestic currency government bonds with greater than 13 months to maturity are eligible for inclusion in the Index. Countries are eligible for inclusion in the Index as long as they are classified as having a low or middle per capita income by the World Bank for at least two consecutive years. The maximum weight to a country in the Index is capped at 10%, the minimum is 3%.

MARKET VECTORS ETF TRUST

EXPLANATION OF EXPENSES
(unaudited)

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2010 to October 31, 2010.

Actual Expenses
The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes
The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Annualized Expense Ratio During Period	Expenses Paid During the Period* May 1, 2010- October 31, 2010

High-Yield Municipal Index ETF
Actual	$1,000.00	$1,045.30	0.35%	$1.80
Hypothetical**	1,000.00	1,023.44	0.35%	$1.78

Intermediate Municipal Index ETF
Actual	1,000.00	1,045.30	0.24%	$1.24
Hypothetical**	1,000.00	1,023.99	0.24%	$1.23

Long Municipal Index ETF
Actual	1,000.00	1,044.10	0.24%	$1.24
Hypothetical**	1,000.00	1,023.99	0.24%	$1.23

Pre-Refunded Municipal Index ETF
Actual	1,000.00	1,018.50	0.24%	$1.22
Hypothetical**	1,000.00	1,023.99	0.24%	$1.23

Short Municipal Index ETF
Actual	1,000.00	1,026.00	0.20%	$1.02
Hypothetical**	1,000.00	1,024.19	0.20%	$1.02

Emerging Markets Local Currency Bond ETF***
Actual (including interest expense)	1,000.00	1,087.30	0.51%	$1.48
Actual (excluding interest expense)	1,000.00	1,087.30	0.49%	$1.40
Hypothetical (including interest expense)**	1,000.00	1,012.55	0.51%	$1.43

*

Expenses are equal to the Fund’s annualized expense ratio (for the six months ended October 31, 2010) multiplied by the average account value over the period, multiplied by 184 and divided by 365 (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses.
***

Expenses are equal to the Fund’s annualized expense ratio (for the period from July 22, 2010 to October 31, 2010) multiplied by the average account value over the period, multiplied by 101 and divided by 365 (to reflect the one-half year period).

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
October 31, 2010 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 97.9%
Alabama: 0.7%
$1,500,000	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB) 6.45%, 12/09/10 (a)	$1,501,875

Arizona: 2.5%
1,000,000	Pima County, Arizona Industrial Development Authority, Charter School Projects, Series A (RB) 5.50%, 07/01/17 (a)	982,420
1,500,000	Pima County, Arizona Industrial Development Authority, Charter School Projects, Series O (RB) 5.25%, 07/01/16 (a)	1,292,910
1,770,000	Pima County, Arizona Industrial Development Authority, Tucson Electric Power Company Project, Series A (RB) 5.25%, 10/01/20 (a)	1,778,054
1,500,000	University Medical Center Corp., Arizona Hospital (RB) 5.00%, 07/01/15 (a)	1,458,465

		5,511,849

California: 5.7%
750,000	California Statewide Community Development Authority, Educational Facilities - Huntington Park Charter School Project-A (RB) 5.15%, 07/01/17 (a)	614,010
500,000	California Statewide Community Development Authority, Educational Facilities - Huntington Park Charter School Project-A (RB) 5.25%, 07/01/17 144A (a) §	392,760
1,500,000	California Statewide Community Development Authority, Thomas Jefferson Law School, Series A (RB) 7.00%, 10/01/26	1,675,290
3,000,000	California Statewide Community Development Authority, Thomas Jefferson Law School, Series A (RB) 7.25%, 10/01/18 (a)	3,233,100
2,530,000	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB) 4.50%, 06/01/17 (a)	2,290,282
4,000,000	Inland Empire Tobacco Securitization Authority, California Asset Backed-Turbo, Series A (RB) 4.63%, 06/01/17 (a)	3,332,440
1,000,000	San Joaquin Hills, California Transportation Corridor Agency, Senior Lien Toll Road (RB) 5.00%, 01/01/10 (a)	844,710

		12,382,592

Colorado: 0.6%
1,500,000	Colorado Health Facilities Authority, Health & Residential, Volunteers of America Care Facilities (RB) 5.20%, 07/01/14 (a)	1,377,810

Principal Amount		Value

Connecticut: 0.5%
$1,000,000	Harbor Point Infrastructure Improvement District, Harbor Point Project, Series A (TA) 7.88%, 04/01/20 (a)	$1,068,010

Delaware: 0.2%
500,000	Delaware Economic Development Authority, Exempt Facility (RB) 5.38%, 10/01/20 (a)	500,925

District of Columbia: 0.4%
1,500,000	Metropolitan Washington Airports Authority, Dulles Toll Road, Second Senior Lien Series B (RB) 6.13%, 10/01/28 (a) (c)	964,440

Florida: 4.4%
2,000,000	Callaway, Florida Capital Improvement Special Capital Improvement Project (RB) (ACA) 5.25%, 08/01/17 (a)	1,750,840
2,000,000	Greater Orlando Aviation Authority, JetBlue Airway Corp. Project (RB) 6.50%, 11/15/11 (a)	1,985,040
1,000,000	Lee County Industrial Development Authority, Industrial Development, Lee County Community Charter Schools, LLC Projects, Series A (RB) 5.25%, 06/15/17 (a)	897,470
335,000	Lee County, Florida Industrial Development Authority Health Care Facilities, Shell Point/Alliance Obligation Group (RB) 5.13%, 11/15/16 (a)	289,142
1,235,000	Midtown Miami Community Development District, Infrastructure Project, Series B (SA) 6.50%, 05/01/14 (a)	1,235,753
1,000,000	Midtown Miami Community Development District, Parking Garage Project, Series A (SA) 6.25%, 05/01/14 (a)	985,990
4,000,000	Six Mile Creek Community Development District, Florida, Capital Improvement (SA) 5.88%, 05/01/17 (a)	1,300,000
500,000	Sumter County, Florida Village Community Development District No. 8, Phase II (SA) 6.13%, 05/01/20 (a)	515,045
1,525,000	Wentworth Estates Community Development District, Florida, Series B (SA) 5.13%, 11/01/12 *§	571,875

		9,531,155

Georgia: 0.8%
1,600,000	DeKalb County, Georgia Hospital Authority, DeKalb Medical Center, Inc. Project (RB) 6.13%, 09/01/20 (a)	1,657,792

See Notes to Financial Statements

Principal Amount		Value

Guam: 3.0%
$2,750,000	Guam Government Department of Education, John F. Kennedy Project, Series A (CP) 6.88%, 12/01/20 (a)	$2,870,642
3,250,000	Guam Government Waterworks Authority, Water & Wastewater System (RB) 5.88%, 07/01/15 (a)	3,308,565
250,000	Guam Power Authority, Series A (RB) 5.50%, 10/01/20 (a)	257,105

		6,436,312

Illinois: 5.8%
2,000,000	Illinois Finance Authority, Greenfields of Geneva Project, Series A (RB) 8.25%, 02/15/20 (a)	1,983,700
2,875,000	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB) 8.13%, 05/15/20 (a)	2,832,162
575,000	Illinois Finance Authority, Resurrection Health Care Corp. (RB) 6.13%, 05/15/19 (a)	608,833
4,500,000	Illinois Finance Authority, Sedgebrook, Inc. Facility, Series A (RB) 6.00%, 11/15/17 (a) * §	1,255,500
3,945,000	Illinois Finance Authority, Sherman Health System, Series A (RB) 5.50%, 08/01/17 (a)	3,831,739
2,070,000	Illinois Finance Authority, Swedish Covenant Hospital, Series A (RB) 6.00%, 08/15/20 (a)	2,133,632

		12,645,566

Indiana: 2.0%
500,000	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB) 5.50%, 08/15/20 (a)	482,230
3,000,000	Vigo County, Indiana Hospital Authority, Union Hospital, Inc. (RB) 5.75%, 09/01/17 (a)	2,865,120
1,000,000	Vigo County, Indiana Hospital Authority, Union Hospital, Inc. (RB) 5.70%, 09/01/17 (a)	953,740

		4,301,090

Iowa: 0.5%
1,500,000	Iowa Finance Authority, Senior Living Facilities, Deerfield Retirement Community (RB) 5.50%, 11/15/17 (a)	1,031,700

Kentucky: 0.8%
1,700,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc. Series B (RB) 6.38%, 06/01/20 (a)	1,831,563

Louisiana: 4.4%
4,250,000	Lakeshore Village Master Community Development District (SA) 5.25%, 07/01/17	1,912,500

Principal Amount		Value

Louisiana: (continued)
$660,000	Louisiana Environmental Facilities & Community Development Authority, Parking Facilities Corp. Garage Project, Series A (RB) (AMBAC) 5.38%, 10/01/11 (a)	$656,132
3,380,000	Louisiana Environmental Facilities & Community Development Authority, Westlake Chemical Corp. Project (RB) 6.75%, 11/01/17 (a)	3,574,384
500,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Corp. Project, Series A (RB) 6.50%, 08/01/20 (a)	529,535
3,000,000	Louisiana Public Facilities Authority, Lake Charles Memorial Hospital Project (RB) 6.38%, 12/01/19 (a)	2,880,600

		9,553,151

Maryland: 1.5%
2,000,000	Frederick County, Maryland Urbana Community Development Authority, Series B (ST) 5.50%, 07/01/20 (a)	1,979,620
2,000,000	Maryland State Economic Development Corp., Chesapeake Bay Area, Series A (RB) 5.00%, 12/01/16 (a)	1,385,680

		3,365,300

Massachusetts: 0.3%
800,000	Massachusetts Health & Educational Facilities Authority, Saints Memorial Medical Center Issue, Series A (RB) 6.00%, 12/09/10 (a)	732,664

Michigan: 2.0%
2,450,000	Kent Hospital Finance Authority, Metropolitan Hospital Project, Series A (RB) 6.00%, 07/01/15 (a)	2,470,531
1,000,000	Kent Hospital Finance Authority, Metropolitan Hospital Project, Series A (RB) 5.25%, 07/01/15 (a)	942,610
1,000,000	Michigan State Strategic Fund, Solid Waste Disposal, Obligated-Waste Management System Project (RB) 4.63%, 12/01/12	1,046,480

		4,459,621

Minnesota: 1.4%
500,000	Saint Paul, Minnesota Housing & Redevelopment Authority, Carondelet Village Project, Series A (RB) 6.00%, 08/01/17 (a)	502,695

See Notes to Financial Statements

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Minnesota: (continued)
$500,000	Saint Paul, Minnesota Housing & Redevelopment Authority, Carondelet Village Project, Series A (RB) 6.00%, 08/01/17 (a)	$506,295
2,000,000	Saint Paul, Minnesota Housing & Redevelopment Authority, HealthEast Project (RB) 6.00%, 11/15/15 (a)	2,005,960

		3,014,950

Missouri: 1.1%
2,000,000	Kansas City Industrial Development Authority, Missouri Health Care Facilities First Mortgage, Series A (RB) 6.25%, 01/01/14 (a)	2,007,760
570,000	Saint Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB) 5.35%, 06/15/15 (a)	475,922

		2,483,682

Montana: 0.9%
1,900,000	Montana State Board, Resource Recovery, Yellowstone Energy Project (RB) 7.00%, 12/31/10 (a)	1,888,372

Nebraska: 2.1%
1,500,000	Central Plains Energy Project, Nebraska Gas Project No. 1, Series A (RB) 5.00%, 12/01/15	1,602,360
3,510,000	Nebraska Educational Finance Authority, Concordia University Project (RB) 5.00%, 10/01/15 (a)	3,088,519

		4,690,879

New Jersey: 5.6%
8,150,000	New Jersey Economic Development Authority, Gloucester Marine Project A (RB) 6.63%, 01/01/16 (a)	7,591,317
3,000,000	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System (RB) 6.63%, 07/01/18 (a)	3,164,310
2,000,000	New Jersey State Tobacco Settlement Financing Corp. (RB) 5.00%, 06/01/17 (a)	1,445,740

		12,201,367

New York: 6.4%
2,055,000	Nassau County, New York Project Individual Development Agency, Continuing Care Retirement Home, Amsterdam at Harborside, Series A (RB) 6.70%, 01/01/18 (a)	2,081,509

Principal Amount		Value

New York: (continued)
$1,950,000	New York City Industrial Development Agency, American Airlines, Inc. JFK International Airport Project. (RB) 8.00%, 08/01/16 (a)	$2,102,529
4,000,000	New York City Industrial Development Agency, Civic Facility, Bronx Parking Development Company LLC Project (RB) 5.88%, 10/01/17 (a)	2,710,080
2,000,000	New York City Industrial Development Agency, Civic Facility, Vaughn College of Aeronautics & Technology Project, Series A (RB) 5.00%, 12/01/16 (a)	1,764,960
1,500,000	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC) 5.00%, 01/01/17 (a)	1,381,590
805,000	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC) 4.75%, 01/01/17 (a)	715,412
2,000,000	New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Second Priority Liberty (RB) 6.38%, 01/15/20 (a)	2,144,220
1,000,000	New York Suffolk County Industrial Development Agency, Southampton Hospital Association Civic Facility, Series B (RB) 7.63%, 12/09/10 (a)	1,007,600

		13,907,900

North Carolina: 0.6%
1,250,000	North Carolina Medical Care Commission, Retirement Facilities, Galloway Ridge Project (RB) 6.00%, 01/01/20 (a)	1,256,000

Ohio: 6.4%
2,605,000	Buckeye Ohio Tobacco Settlement Financing Authority (RB) 5.88%, 06/01/17 (a)	2,187,966
2,000,000	Buckeye, Ohio Tobacco Settlement Finance Authority, Asset-Backed-Senior-Turbo, Series A-2 (RB) 5.88%, 06/01/17 (a)	1,526,760
1,250,000	Buckeye, Ohio Tobacco Settlement Finance Authority, Asset-Backed-Senior-Turbo, Series A-2 (RB) 6.50%, 06/01/17 (a)	1,046,500
2,260,000	Buckeye, Ohio Tobacco Settlement Finance Authority, Asset-Backed-Senior-Turbo, Series A-2 (RB) 5.75%, 06/01/17 (a)	1,804,474
3,000,000	Cleveland, Ohio Airport, Continental Airlines, Inc. Project (RB) 5.38%, 12/09/10 (a)	2,571,900

See Notes to Financial Statements

Principal Amount		Value

Ohio: (continued)
$2,510,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series E (RB) 5.63%, 10/01/19	$2,746,166
1,500,000	Ohio State Higher Educational Facility Commission, Ashland University Project (RB) 6.25%, 09/01/20 (a)	1,575,675
600,000	Ohio State Solid Waste Disposal, USG Corp. Project (RB) 5.60%, 12/09/10 (a)	544,650

		14,004,091

Oklahoma: 2.3%
3,000,000	Oklahoma Kingfisher Hospital Authority, Hospital & Sales Tax (RB) 6.50%, 12/01/17 (a)	2,940,420
2,000,000	Tulsa, Oklahoma Municipal Airport Trust, Series A (RB) 7.75%, 12/01/14 (b)	2,015,720

		4,956,140

Oregon: 0.7%
750,000	Oregon State Facilities Authority, Concordia University Project, Series A (RB) 6.38%, 09/01/20 (a)	772,822
650,000	Oregon State Facilities Authority, Concordia University Project, Series A (RB) 6.13%, 09/01/20 (a)	667,063

		1,439,885

Pennsylvania: 7.2%
2,000,000	Allegheny County, Pennsylvania Hospital Development Authority, Health System, West Pennsylvania, Series A (RB) 5.00%, 11/15/17 (a)	1,609,520
3,500,000	Lycoming County Authority, Susquehanna Health System Project, Series A (RB) 5.75%, 07/01/19 (a)	3,647,455
2,420,000	Pennsylvania Economic Development Finance Authority, Colver Project, Series G (RB) 5.13%, 12/01/15	2,461,527
2,000,000	Pennsylvania Economic Development Finance Authority, Exempt Facilities Reliant Energy Seward LLC, Series A (RB) 6.75%, 06/01/11 (a)	2,072,880
1,200,000	Pennsylvania Economic Development Finance Authority, Exempt Facilities Reliant Energy Seward LLC, Series A (RB) 6.75%, 06/01/11 (a)	1,243,728
705,000	Pennsylvania Economic Development Finance Authority, Exempt Facilities Reliant Energy Seward LLC, Series B (RB) 6.75%, 06/01/11 (a)	730,690

Principal Amount		Value

Pennsylvania: (continued)
$4,020,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, USG Corporation Project (RB) 6.00%, 12/09/10 (a)	$3,841,633

		15,607,433

Puerto Rico: 3.4%
3,000,000	Puerto Rico Commonwealth Public Improvement, Series A (GO) (NATL) 5.50%, 07/01/19	3,319,560
4,000,000	Puerto Rico Public Financing Corp., Commonwealth Appropriation, Series A (RB) 5.75%, 02/01/12 (a) (b)	4,142,120

		7,461,680

South Carolina: 1.6%
4,010,000	South Carolina Jobs-Economic Development Authority, Hospital Improvement, Hampton Regional Medical Center Project (RB) 5.25%, 11/01/16 (a)	3,488,700

South Dakota: 2.2%
4,275,000	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB) 5.00%, 11/15/16 (a)	3,335,868
1,500,000	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB) 5.00%, 11/15/16 (a)	1,366,605

		4,702,473

Tennessee: 0.5%
1,000,000	Tennessee Energy Acquisition Corp., Gas Project, Series A (RB) 5.00%, 09/01/15	1,063,310

Texas: 11.5%
2,655,000	Alliance Airport Authority, Texas Special Facilities, American Airlines (RB) 7.00%, 12/01/11	2,657,496
2,000,000	Austin, Texas Convention Enterprises Inc., First Tier Series A (RB) (XLCA) 5.25%, 01/01/17 (a)	1,890,740
1,000,000	Brazoria County, Texas Brazos River Harbor Navigation, Series A-4 (RB) 5.95%, 05/15/18 (a) (b)	1,036,770
1,000,000	Hidalgo County, Texas Health Services Corp., Mission Hospital Project (RB) 5.00%, 08/15/17 (a)	997,760
705,000	Hidalgo County, Texas Health Services Corp., Mission Hospital Project (RB) 5.00%, 08/15/16	755,316
1,560,000	Red River Authority of Texas, Celanese Project, Series B (RB) 6.70%, 05/01/12 (a)	1,575,616
2,800,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Doctors’ Hospital Project (RB) 6.38%, 11/01/16 (a) ^ §	1,481,228

See Notes to Financial Statements

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Texas: (continued)
$1,500,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Northwest Senior Housing Corporation-Edgemere Project, Series A (RB) 6.00%, 11/15/16 (a)	$1,496,040
1,000,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Stayton at Museum Way Project, Series A (RB) 8.00%, 11/15/19 (a)	1,021,180
2,865,000	Texas Brazos River Authority, Pollution Control, TXU Electric Company Project, Series C (RB) 5.75%, 11/01/11 (b)	2,727,852
6,000,000	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC Project, Senior Lien (RB) 7.00%, 06/30/20 (a)	6,558,600
3,000,000	Texas State Public Finance Authority Charter School Finance Corp., Cosmos Foundation, Series A (RB) 5.38%, 02/15/15 (a)	2,879,550

		25,078,148

Virgin Islands: 1.6%
1,000,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A (RB) 6.75%, 10/01/19 (a)	1,132,230
2,270,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series B (RB) 5.00%, 10/01/19 (a)	2,320,689

		3,452,919

Principal Amount		Value

Virginia: 1.3%
$4,000,000	Tobacco Settlement Financing Corp., Senior Series B-1 (RB) 5.00%, 06/01/17 (a)	$2,815,840

Washington: 2.1%
750,000	Washington Health Care Facilities Authority, Central Washington Health Services Association (RB) 6.25%, 07/01/19 (a)	812,993
3,900,000	Washington State Housing Finance Commission, Skyline at First Hill Project, Series B (RB) 5.10%, 12/09/10 (a)	3,763,929

		4,576,922

West Virginia: 1.5%
3,500,000	Ohio County, West Virginia County Commission Special District Excise Tax & Improvement, The Highland Project, Series B (RB) 5.63%, 03/01/16 (a)	3,340,820

Wisconsin: 1.4%
2,670,000	Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Services (RB) 5.13%, 08/15/13 (a)	2,540,612
500,000	Wisconsin State Health & Educational Facilities Authority, Wheaton Healthcare, Series B (RB) 5.13%, 08/15/16 (a)	485,735

		3,026,347

Total Municipal Bonds (Cost: $197,847,030)		213,311,273

Total Investments: 97.9% (Cost: $197,847,030)		213,311,273
Other assets less liabilities: 2.1%		4,528,550

NET ASSETS: 100.0%		$217,839,823

ACA	Credit Agricole SA
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.
(a)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(b)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
(c)	Convertible Capital Appreciation Bond - the rate shown is the effective yield at purchase date
*	Non-income producing
^	Received a partial payment on the last interest payment date.
§	Illiquid Security - the aggregate value of illiquid securities is $3,701,363 which represents 1.7% of net assets.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. This security may be resold in transactions exempt from registration, unless otherwise noted.

See Notes to Financial Statements

Restricted securities held by the Fund are as follows:

Security	Acquisition Date	Principal Amount	Acquisition Cost	Value	% of Net Assets

California Statewide Community Development Authority, Educational Facilities – Huntington Park Charter School Project-A (RB) 5.25%, 07/01/17 144A(a)§	06/23/2009	$500,000	$296,250	$392,760	0.2%

Summary of Investments By Sector (unaudited)	% of Investments	Value

Airport	3.6%	$7,622,696
Development	16.1	34,336,991
Education	6.1	12,922,904
Facilities	3.4	7,300,605
General Obligation	5.7	12,092,919
Higher Education	4.5	9,572,584
Medical	24.4	52,027,426
Nursing Homes	8.2	17,518,813
Pollution	7.9	16,823,099
Power	2.3	4,986,841
Tobacco Settlement	7.7	16,450,002
Transportation	7.0	14,994,628
Utilities	0.7	1,602,360
Water	2.4	5,059,405

	100.0%	$213,311,273

The summary of inputs used to value the Fund’s investments as of October 31, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Total Municipal Bonds*	$—	$213,311,273	$—	$213,311,273

* See Schedule of Investments for security type and geographic sector breakouts

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended October 31, 2010:

Balance as of 4/30/10	$1,400,000
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	(1,400,000)

Balance as of 10/31/10	$—

See Notes to Financial Statements

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
October 31, 2010 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 98.7%
Alaska: 0.2%
$500,000	Alaska Housing Finance Corp., Home Mortgage, Series C (RB) 4.63%, 12/01/18 (a)	$515,795

Arizona: 2.1%
250,000	Arizona Health Facilities Authority, Series D (RB) 5.50%, 01/01/18 (a)	279,067
500,000	Arizona State Certificates of Participation, Department of Administration, Series B (CP) (AGM) 5.00%, 04/01/20 (a)	539,280
750,000	Arizona State Transportation Board Excise Tax Revenue, Maricopa County, Regional Area Road Fund (RB) 5.00%, 07/01/20 (a)	875,655
500,000	Arizona State Transportation Board, Maricopa County Regional Area Road (RB) 5.00%, 07/01/19 (a)	567,995
500,000	Arizona State, Series A (CP) (AGM) 5.00%, 10/01/19	564,735
500,000	Arizona Water Infrastructure Finance Authority, Series A (RB) 5.00%, 10/01/18 (a)	568,440
250,000	Arizona Water Infrastructure Finance Authority, Series A (RB) 5.00%, 10/01/18 (a)	291,675
250,000	Phoenix, Arizona, Civic Improvement Corp., Light Rail Project (RB) (AMBAC) 5.00%, 07/01/14 (a)	275,878
250,000	Phoenix, Arizona, Civic Improvement Corp., Wastewater System (RB) (NATL) 5.00%, 07/01/17 (a)	276,163
250,000	Phoenix, Arizona, Civic Improvement Corp., Wastewater System Senior Lien (RB) 5.50%, 07/01/18 (a)	290,997
250,000	Salt River Project Agricultural Improvement & Power District, Series A (RB) 5.00%, 01/01/19 (a)	279,800

		4,809,685

California: 15.8%
500,000	Bay Area Infrastructure Financing Authority (RB) (AMBAC) 5.00%, 08/01/11 (a)	510,600
500,000	Bay Area Infrastructure Financing Authority (RB) (FGIC) (NATL) 5.00%, 08/01/14 (a)	534,050
500,000	Bay Area Toll Authority, Series F (RB) 5.00%, 04/01/16 (a)	558,590
1,050,000	California Long Beach Bond Finance Authority, Natural Gas Purchase, Series A (RB) 5.25%, 11/15/18	1,120,812
500,000	California State (GO) 5.00%, 10/01/16 (a)	559,240

Principal Amount		Value

California: (continued)
$75,000	California State (GO) 5.00%, 11/01/15	$85,952
500,000	California State (GO) 5.25%, 10/01/19 (a)	558,760
500,000	California State (GO) 4.50%, 02/01/17 (a)	501,860
500,000	California State (GO) 5.00%, 02/01/17 (a)	559,255
1,000,000	California State (GO) 4.50%, 02/01/17 (a)	998,770
1,000,000	California State Economic Recovery Bonds, Series A (GO) 5.00%, 07/01/16 (a)	1,089,780
500,000	California State Public Works Board, Mental Health Department, Series A (RB) 5.50%, 06/01/14 (a)	527,995
300,000	California State Public Works Board, Various Capital Project, Series G-1 (RB) 5.00%, 10/01/19 (a)	310,011
500,000	California State Public Works Board, Various Capital Project, Series G-1 (RB) 5.25%, 10/01/17	554,580
2,000,000	California State Various Purpose (GO) 5.00%, 12/01/16 (a)	2,087,160
1,000,000	California State Various Purpose (GO) (FGIC) (NATL) 5.00%, 06/01/17 (a)	1,036,220
500,000	California State Veterans Affairs Department, Home Purchase, Series A (RB) 4.25%, 11/30/11 (a)	501,560
500,000	California Water Resources Department Power Supply, Series L (RB) 5.00%, 05/01/18	586,435
250,000	Coast Community College District, California Election 2002- Series B (GO) (AGM) 5.00%, 08/01/16 (a)	276,887
250,000	La Quinta, California Financing Authority, Series A (AMBAC) (TA) 5.25%, 09/01/14 (a)	261,428
505,000	Los Angeles County, Metropolitan Transportation Authority, Series A (RB) 5.00%, 07/01/18	603,783
250,000	Los Angeles Department of Water & Power, Series A-1 (RB) (AMBAC) 5.00%, 07/01/17 (a)	281,422
250,000	Los Angeles Unified School District, Series A-1 (GO) (AGM) 4.50%, 07/01/17 (a)	259,458
500,000	Los Angeles Unified School District, Series A-1 (GO) (NATL) 4.50%, 07/01/17 (a)	506,290
250,000	Los Angeles Unified School District, Series B (GO) (FGIC) 4.75%, 07/01/16 (a)	267,103

See Notes to Financial Statements

Principal Amount		Value

California: (continued)
$500,000	Los Angeles Unified School District, Series E (GO) (AMBAC) 5.00%, 07/01/15 (a)	$533,085
500,000	Los Angeles Unified School District, Series E (GO) (AGM) 5.00%, 07/01/17 (a)	564,135
750,000	Los Angeles Unified School District, Series H (GO) (AGM) 5.00%, 07/01/17 (a)	813,975
1,000,000	Los Angeles, California Community College District, Election of 2001, Series A (GO) (FGIC) (NATL) 5.00%, 08/01/17 (a)	1,068,290
250,000	Los Angeles, California Convention & Exhibition Center, Series A (RB) 5.00%, 08/15/17	283,590
250,000	Los Angeles, California Convention & Exhibition Center, Series A (RB) 5.13%, 08/15/18 (a)	271,247
1,000,000	Los Angeles, California Municipal Improvement Corp., Police Headquarters Facility & Public Works Building, Series A (RB) (FGIC) (NATL) 5.00%, 01/01/17 (a)	1,081,290
500,000	Los Angeles, California Municipal Improvement Corp., Police Headquarters Facility & Public Works Building, Series A (RB) (FGIC) (NATL) 5.00%, 01/01/17 (a)	522,870
1,000,000	Los Angeles, California Municipal Improvement Corp., Police Headquarters Facility & Public Works Building, Series A (RB) (FGIC) (NATL) 5.00%, 01/01/17 (a)	1,096,370
500,000	Los Angeles, California Unified School District, Series A (GO) (AGM) 4.50%, 07/01/17 (a)	515,945
1,500,000	Los Angeles, California Wastewater System, Series A (RB) 5.75%, 06/01/19 (a)	1,753,020
500,000	Sacramento City Financing Authority, Master Lease Program Facilities, Series E (RB) (AMBAC) 5.25%, 12/01/26	527,290
500,000	Sacramento City Financing Authority, Master Lease Program Facilities, Series E (RB) (AMBAC) 5.25%, 12/01/24	533,385
1,000,000	Sacramento City Financing Authority, Master Lease Program Facilities, Series E (RB) (AMBAC) 5.25%, 12/01/22	1,078,940
250,000	San Diego, California Community College District (GO) (AGM) 5.00%, 08/01/17 (a)	273,442
500,000	San Diego, California Community College District Election of 2002 (GO) (AGM) 5.00%, 05/01/15 (a)	541,095

Principal Amount		Value

California: (continued)
$500,000	San Diego, California Community College District Election of 2006 (GO) (AGM) 5.00%, 08/01/17 (a)	$549,410
250,000	San Diego, California Community College District Election of 2006 (GO) (AGM) 5.00%, 08/01/17 (a)	278,697
500,000	San Diego, California Public Facilities Financing Authority, Series A (RB) (AMBAC) 5.25%, 02/15/17 (a)	520,290
500,000	San Francisco, California City & County Airports Commission, Second Series 32G (RB) (FGIC) (NATL) 5.00%, 05/01/16 (a)	529,500
1,000,000	San Francisco, California City & County General Hospital Improvement, Series A (GO) 4.75%, 06/15/19	1,171,730
250,000	San Francisco, California City & County Laguna Honda Hospital, Series A (GO) (AMBAC) 5.00%, 06/15/12 (a)	272,365
500,000	San Francisco, California City & County Public Utilities Commission, Series B (RB) 4.00%, 11/01/19 (a)	516,025
500,000	San Francisco, California City & Country Public Utilities Commission, Series B (RB) 4.00%, 11/01/19 (a)	521,110
250,000	San Jose, California Redevelopment Agency, Series D (AMBAC) (TA) 5.00%, 08/01/17 (a)	266,615
1,000,000	Southern California Public Power Authority, Canyon Power Project, Series A (RB) 5.25%, 01/01/20 (a)	1,128,570
250,000	University of California Limited Project, Series A (RB) (NATL) 5.00%, 05/15/12 (a)	270,288
600,000	University of California Limited Project, Series A (RB) (AGM) 4.75%, 05/15/13 (a)	632,046
500,000	University of California, Series F (RB) (AGM) 5.00%, 05/15/13 (a)	545,660
500,000	University of California, Series Q (RB) 5.00%, 05/15/17 (a)	555,800
500,000	University of California, Series J (RB) (AGM) 4.50%, 05/15/15 (a)	515,800
1,000,000	Vernon City, California, Electric System Revenue, Series A (RB) 5.13%, 08/01/19 (a)	1,051,350

		35,921,226

See Notes to Financial Statements

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Colorado: 0.3%
$670,000	Colorado Public Authority, Natural Gas Purchase (RB) 6.13%, 11/15/23	$755,961

Connecticut: 0.5%
500,000	Connecticut State Health & Educational Facility Authority, Series I (RB) (NATL) 5.00%, 07/01/17 (a)	538,650
500,000	Connecticut State, Series E (GO) 5.00%, 12/15/16 (a)	572,920

		1,111,570

District of Columbia: 0.4%
600,000	District of Columbia, Income Tax Secured Revenue, Series A (RB) 5.00%, 06/01/20 (a)	682,104
250,000	Washington D.C. Convention Center Authority, Senior Lien, Series A (RB) (AMBAC) 4.50%, 10/01/16 (a)	255,590

		937,694

Florida: 6.0%
250,000	Collier County, Florida School Board (CP) (AGM) 5.00%, 02/15/16 (a)	268,183
500,000	Florida Citizens Property Insurance Corp., High Risk Account, Senior Secured A-1 (RB) (AGM) 5.00%, 06/01/17	536,725
475,000	Florida Citizens Property Insurance Corp., High Risk Account, Senior Secured A-1 (RB) 4.25%, 06/01/17	479,056
250,000	Florida Citizens Property Insurance Corp., High Risk Account, Senior Secured A-1 (RB) 5.50%, 06/01/17	269,993
1,000,000	Florida Citizens Property Insurance Corp., High Risk Account, Senior Secured A-1 (RB) 4.00%, 06/01/16	1,014,470
500,000	Florida State Board of Education, Capital Outlay, Series B (GO) 5.00%, 01/01/15 (a)	562,055
500,000	Florida State Board of Education, Public Education Capital Outlay, Series A (GO) 4.00%, 06/01/19 (a)	534,040
1,500,000	Florida State Board of Education, Public Education Capital Outlay, Series C (GO) 5.00%, 06/01/19 (a)	1,711,980
500,000	Florida State Board of Education, Public Education Capital Outlay, Series D (GO) 5.00%, 06/01/19 (a)	568,420
225,000	Florida State Department of Environmental Protection, Series A (RB) (AGO) 5.00%, 07/01/17 (a)	246,814

Principal Amount		Value

Florida: (continued)
$500,000	Florida State Department of Environmental Protection, Series B (RB) (NATL) 5.00%, 07/01/15 (a)	$538,915
500,000	Florida State Department of Environmental Protection, Series B (RB) (NATL) 5.00%, 07/01/15 (a)	535,560
510,000	Miami-Dade County, Florida Aviation, Series A (RB) 4.88%, 10/01/20 (a)	529,686
250,000	Miami-Dade County, Florida Educational Facilities Series B (RB) (AMBAC) 5.25%, 04/01/22	276,705
500,000	Miami-Dade County, Florida Public Facilities Jackson Health System, Series B (RB) (NATL) 5.00%, 06/01/15 (a)	533,855
500,000	Miami-Dade County, Florida School Board Series A (CP) (AMBAC) 5.00%, 08/01/18 (a)	546,915
500,000	Miami-Dade County, Florida School Board Series B (CP) (AGO) 5.25%, 05/01/18 (a)	552,040
250,000	Miami-Dade County, Florida Special Obligation, Capital Asset Acquisition, Series A (RB) (AMBAC) 5.00%, 04/01/17 (a)	261,703
250,000	Orange County, Florida Tourist Development Tax Revenue (RB) (AMBAC) 5.00%, 10/01/15 (a)	266,430
430,000	Orange County, Florida Tourist Development Tax Revenue, Series A (RB) (NATL) 5.00%, 10/01/17 (a)	460,822
500,000	Orlando, Florida Utilities Commission Utility System (RB) 5.00%, 10/01/16 (a)	567,990
250,000	Palm Beach County, Florida School Board, Series A (CP) (AGM) 5.00%, 08/01/15 (a)	264,568
250,000	Polk County, Florida School District (RB) (AGM) 5.00%, 10/01/17	274,930
250,000	Port Saint Lucie, Florida Utility System Refunding and Improvement (RB) (NATL) 5.25%, 09/01/21	276,767
250,000	South Miami Health Facilities Authority (RB) 5.00%, 08/15/17 (a)	276,590
500,000	Tampa, Florida Sports Authority (RB) (AGM) 5.00%, 01/01/15 (a)	519,160
750,000	Volusia County, Florida Educational Facilities Authority, Embry-Riddle Aeronautical University, Inc. (RB) 5.00%, 10/15/15 (a)	758,827

		13,633,199

See Notes to Financial Statements

Principal Amount		Value

Georgia: 3.1%
$500,000	Cobb County, Georgia Water & Sewerage Improvement (RB) 3.75%, 07/01/19 (a)	$526,060
750,000	DeKalb County, Georgia Hospital Authority (RB) 5.25%, 09/01/20	783,322
250,000	Douglas County School District, Georgia (GO) (AGM) (SAW) 5.00%, 04/01/17 (a)	277,725
400,000	Fulton County, Georgia Development Authority, Series B (RB) 4.50%, 03/15/19 (a)	409,508
500,000	Georgia State, Series B (GO) 5.00%, 01/01/19 (a)	595,815
500,000	Georgia State, Series B (GO) 5.00%, 01/01/19 (a)	575,800
400,000	Georgia State, Series B (GO) 5.00%, 07/01/18 (a)	465,076
500,000	Georgia State, Series B (GO) 5.00%, 04/01/17 (a)	602,170
250,000	Georgia State, Series C (GO) 5.00%, 07/01/17 (a)	288,123
400,000	Gwinnett County Development Authority, Public Schools Project (CP) (NATL) 5.25%, 01/01/21	477,920
500,000	Gwinnett County School District (GO) 5.00%, 02/01/25 (a)	592,195
500,000	Main Street Natural Gas, Inc., Gas Project, Series B (RB) 5.00%, 03/15/20	520,850
1,000,000	Main Street Natural Gas, Inc., Gas Project, Series B (RB) 5.00%, 03/15/18	1,057,330

		7,171,894

Hawaii: 0.9%
500,000	Hawaii State, Series DI (GO) (AGM) 5.00%, 03/01/16 (a)	556,170
500,000	Hawaii State, Series DK (GO) 5.00%, 05/01/18 (a)	556,030
325,000	Hawaii State, Series DO (GO) 5.00%, 08/01/17	386,220
500,000	Hawaii State, Series DY (GO) 5.00%, 02/01/17	591,495

		2,089,915

Idaho: 0.3%
500,000	Idaho Housing & Finance Association, Series A (RB) (AGO) 5.25%, 07/15/16	590,065

Illinois: 7.3%
500,000	Chicago O’Hare International Airport, 3rd Lien, Series A (RB) (NATL) 5.25%, 01/01/16 (a)	529,575
250,000	Chicago O’Hare International Airport, 3rd Lien, Series A (RB) (AMBAC) 5.00%, 01/01/16 (a)	268,288
500,000	Chicago O’Hare International Airport, 3rd Lien, Series B (RB) (AGM) 5.00%, 01/01/17 (a)	555,255

Principal Amount		Value

Illinois: (continued)
$500,000	Chicago O’Hare International Airport, 3rd Lien, Series B (RB) (AGM) 5.00%, 01/01/17 (a)	$548,770
500,000	Chicago O’Hare International Airport, 3rd Lien, Series B (RB) (NATL) 5.25%, 01/01/18	569,230
1,000,000	Chicago O’Hare International Airport, 3rd Lien, Series B (RB) (AGM) 5.00%, 01/01/17 (a)	1,124,870
500,000	Chicago O’Hare International Airport, 3rd Lien, Series C (RB) (AGO) 5.25%, 01/01/20 (a)	553,585
1,000,000	Chicago, Illinois Project & Refunding, Series A (GO) (AMBAC) 5.00%, 01/01/17 (a)	1,111,700
250,000	Chicago, Illinois Project & Refunding, Series A (GO) (AGM) 5.00%, 01/01/16 (a)	263,328
500,000	Chicago, Illinois Project & Refunding, Series A (GO) (AGM) 5.00%, 01/01/16 (a)	529,055
250,000	Chicago, Illinois Project & Refunding, Series A (GO) (AGM) 5.00%, 01/01/16 (a)	265,130
500,000	Chicago, Illinois Project & Refunding, Series A (GO) (AGM) 4.50%, 01/01/16 (a)	520,760
450,000	Chicago, Illinois Project & Refunding, Series C (GO) (NATL) 5.00%, 01/01/18 (a)	502,672
250,000	Chicago, Illinois Project & Refunding, Series C (GO) 5.00%, 01/01/19 (a)	271,235
500,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5307-A (RB) (AGO) 5.25%, 06/01/18 (a)	543,900
750,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5307-A (RB) (AGO) 5.25%, 06/01/18 (a)	810,742
250,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5307-A (RB) (AMBAC) 5.00%, 12/01/16 (a)	278,320
250,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5309 (RB) (AGO) 5.00%, 06/01/16	280,272
250,000	Chicago, Illinois, Modern School Across Chicago Program, Series B (GO) (AMBAC) 5.00%, 12/01/16 (a)	273,083
475,000	Chicago, Illinois, Series A (GO) 5.00%, 01/01/20 (a)	516,809
1,000,000	Chicago, Illinois, Series A (GO) (AGM) 5.00%, 01/01/20 (a)	1,076,020
500,000	Chicago, Illinois, Series A (GO) (AGM) 5.00%, 01/01/20 (a)	535,630

See Notes to Financial Statements

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Illinois: (continued)
$500,000	Chicago, Illinois, Series A (GO) (AGM) 5.00%, 01/01/20 (a)	$540,800
500,000	Illinois State (GO) (AGM) 5.00%, 01/01/20 (a)	532,090
500,000	Illinois State (GO) (AGM) 5.00%, 01/01/19	544,670
250,000	Illinois State Toll Highway Authority, Senior Priority Series A-1 (RB) (AGM) 5.00%, 07/01/16 (a)	269,095
500,000	Illinois State, Series A (GO) 3.75%, 09/01/16	518,815
1,000,000	Illinois State, Series A (GO) 5.00%, 06/01/17	1,099,760
500,000	Illinois State, Series B (GO) 5.25%, 01/01/18	555,310
500,000	Illinois State, Series B (GO) 5.25%, 01/01/21	544,325
395,000	Kendall, Kane & Will Counties, Illinois Community Unit School District No. 308, Capital Appreciation School (GO) (AGM) 5.61%, 02/01/26 (b)	187,163

		16,720,257

Indiana: 1.6%
250,000	Delaware County, Indiana Hospital, Cardinal Health System Obligation Group (RB) 5.00%, 08/01/16 (a)	242,013
750,000	Indiana Finance Authority Highway Revenue, Series A (RB) (FGIC) (NATL) 4.50%, 12/01/16 (a)	790,305
250,000	Indiana State Finance Authority Revolving Fund Program, Series A (RB) 5.25%, 02/01/17	296,657
500,000	Indiana State Finance Authority Revolving Fund Program, Series B (RB) 5.00%, 02/01/17 (a)	569,355
1,000,000	Indianapolis Local Public Improvement Bond Bank, Series B-1 (RB) 5.00%, 01/15/20 (a)	1,133,050
500,000	Indianapolis, Indiana Local Public Improvement Bond Bank, Waterworks Project (RB) (NATL) 5.50%, 01/01/21	588,140

		3,619,520

Kentucky: 1.6%
250,000	Kentucky State Property & Buildings Commission, Project No. 89 (RB) (AGM) 5.00%, 11/01/18 (a)	271,413
555,000	Kentucky State Property & Buildings Commission, Project No. 90 (RB) 5.00%, 11/01/18 (a)	624,974
250,000	Kentucky State Property & Buildings Commission, Project No. 90 (RB) 5.75%, 11/01/18 (a)	298,155
500,000	Kentucky State Property & Buildings Commission, Project No. 93 (RB) (AGO) 5.25%, 02/01/19 (a)	559,510

Principal Amount		Value

Kentucky: (continued)
$1,000,000	Kentucky Turnpike Authority, Economic Development Road Revitalization Projects, Series B (RB) 4.45%, 07/01/16 (a)	$1,063,690
750,000	Kentucky Turnpike Authority, Economic Development Road Revitalization Projects, Series B (RB) 4.40%, 07/01/16 (a)	800,640

		3,618,382

Louisiana: 0.1%
250,000	State of Louisiana, Series B (GO) (CIFG) 5.00%, 07/15/16 (a)	287,010

Maryland: 1.4%
500,000	Maryland State & Local Facilities Loan, First Series (GO) 5.00%, 03/15/17	599,490
250,000	Maryland State & Local Facilities Loan, Second Series A (GO) 5.00%, 08/15/17 (a)	285,913
425,000	Maryland State & Local Facilities Loan, Second Series B (GO) 4.00%, 08/15/19 (a)	457,929
500,000	Maryland State Department of Transportation (RB) 4.00%, 05/15/19 (a)	536,225
250,000	Maryland State Department of Transportation, Second Issue (RB) 5.00%, 09/01/18 (a)	285,580
750,000	Maryland, Washington Suburban Sanitary District, Consolidated Public Improvement (GO) 4.13%, 06/01/18 (a)	814,747
250,000	Montgomery County, Maryland Construction Public Improvement, Series A (GO) 5.00%, 05/01/17 (a)	301,720

		3,281,604

Massachusetts: 2.0%
500,000	Massachusetts Development Finance Agency, Brandeis University, Series O-2 (RB) 5.00%, 10/01/19 (a)	539,875
500,000	Massachusetts Educational Financing Authority, Education Loan, Issue I, Series A (RB) 5.15%, 01/01/20 (a)	520,720
500,000	Massachusetts Educational Financing Authority, Education Loan, Issue I, Series A (RB) 4.50%, 01/01/19	528,655
500,000	Massachusetts Educational Financing Authority, Education Loan, Issue I, Series A (RB) 5.50%, 01/01/20 (a)	544,610
500,000	Massachusetts School Building Authority, Dedicated Sales Tax, Series A (RB) (AMBAC) 4.50%, 08/15/17 (a)	531,800

See Notes to Financial Statements

Principal Amount		Value

Massachusetts: (continued)
$250,000	Massachusetts State Health & Education Facilities Authority, Boston Medical Center, Series B (RB) 4.75%, 07/01/18 (a)	$248,255
600,000	Massachusetts State Health & Education Facilities Authority, Harvard University, Series A (RB) 5.00%, 12/15/19 (a)	686,838
500,000	Massachusetts State Health & Education Facilities Authority, Lahey Clinic Medical Center, Series C (RB) (FGIC) (NATL) 5.00%, 08/15/15 (a)	511,265
475,000	Massachusetts State Water Pollution Abatement, Pool Program, Series 12 (RB) 4.35%, 08/01/16 (a)	503,438

		4,615,456

Michigan: 1.6%
245,000	Dearborn, Michigan School District (GO) (FGIC) (NATL) (Q-SBLF) 5.00%, 05/01/17	281,032
250,000	Detroit City School District, Series A (GO) (AGM) (Q-SBLF) 5.00%, 05/01/15 (a)	257,597
250,000	Detroit City School District, Series A (GO) (AGM) (Q-SBLF) 5.00%, 05/01/15 (a)	258,630
500,000	Detroit, Michigan Water Supply System, Senior Lien, Series D (RB) (AGM) 5.00%, 07/01/16 (a)	517,140
1,000,000	Michigan Municipal Board Authority Clean Water Revolving Fund (RB) 4.63%, 10/01/17 (a)	1,074,860
250,000	Michigan Municipal Board Authority Clean Water Revolving Fund (RB) 5.00%, 10/01/15 (a)	281,915
250,000	Michigan State Building Authority, Series 1A (RB) (FGIC) (NATL) 4.61%, 10/15/16 (a) (b)	169,288
250,000	Michigan State Building Authority, Series 1A (RB) (FGIC) (NATL) 4.52%, 10/15/16 (a) (b)	180,310
500,000	Michigan State Strategic Fund Limited, Series A (RB) (AGO) 5.25%, 10/15/18 (a)	549,335

		3,570,107

Minnesota: 0.7%
500,000	Minnesota State, Various Purpose Refunding, Series F (GO) 4.00%, 08/01/19	564,855
500,000	Minnesota State, Various Purpose Refunding, Series F (GO) 4.00%, 08/01/16	567,955
500,000	St. Louis Park City, Minnesota Health Care Facilities, Park Nicollet Health Services, Series C (RB) 5.50%, 07/01/17	564,000

		1,696,810

Principal Amount		Value

Missouri: 1.3%
$500,000	Jackson County, Missouri Special Obligation, Harry S. Truman Sports Complex (RB) (AMBAC) 5.00%, 12/01/16 (a)	$532,835
500,000	Jackson County, Missouri Special Obligation, Harry S. Truman Sports Complex (RB) (AMBAC) 5.00%, 12/01/16 (a)	538,460
250,000	Kansas City, Missouri Municipal Assistance Corp. (RB) (FGIC) (NATL) 5.00%, 04/15/18	288,020
500,000	Missouri Joint Municipal Electric Utility Commission (RB) (NATL) 5.00%, 01/01/16 (a)	520,950
1,000,000	Missouri State Highways and Transportation Commission, Senior Lien (RB) 5.00%, 02/01/17 (a)	1,146,780

		3,027,045

Nebraska: 0.5%
1,000,000	Douglas County School District, Nebraska (GO) 4.00%, 04/01/20 (a)	1,089,150

Nevada: 2.3%
520,000	Clark County Airport System Subordinate Lien, Series C (RB) (AGM) 5.00%, 07/01/19 (a)	550,300
500,000	Clark County Airport System, Senior Series D (RB) 5.00%, 01/01/20 (a)	541,200
1,000,000	Clark County School District, Series A (GO) (FGIC) (NATL) 5.00%, 06/15/17 (a)	1,138,610
250,000	Clark County School District, Series A (GO) 5.00%, 06/15/17	289,542
500,000	Clark County School District, Series A (GO) 5.00%, 06/15/18 (a)	563,270
250,000	Clark County School District, Series B (GO) 5.00%, 12/15/17 (a)	268,543
500,000	Clark County School District, Series B (GO) 5.00%, 12/15/17 (a)	529,410
250,000	Clark County School District, Series C (GO) (AGM) 5.00%, 12/15/15 (a)	275,415
500,000	Clark County School District, Series C (GO) (AGM) 5.00%, 12/15/15 (a)	545,850
500,000	Clark County, Nevada, Series A (GO) 4.00%, 12/01/19 (a)	526,050

		5,228,190

See Notes to Financial Statements

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

New Jersey: 4.2%
$500,000	Casino Reinvestment Development Authority, Series A (RB) (NATL) 5.25%, 06/01/15 (a)	$524,825
500,000	New Jersey State (GO) 5.00%, 06/01/19 (a)	604,975
500,000	New Jersey State (GO) 4.00%, 06/01/19 (a)	522,525
500,000	New Jersey State (GO) 5.00%, 06/01/19 (a)	566,630
500,000	New Jersey State Educational Facilities Authority, Kean University, Series A (RB) 5.00%, 09/01/19 (a)	539,940
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 5.25%, 12/15/20	576,750
500,000	New Jersey State Turnpike Authority, Series A (RB) (AGM) 5.25%, 01/01/26	584,840
250,000	New Jersey State Turnpike Authority, Series A (RB) (AGM) 5.00%, 01/01/15 (a)	276,947
300,000	New Jersey State Turnpike Authority, Series H (RB) 5.00%, 01/01/19 (a)	344,775
500,000	New Jersey Transit Corp., Series A (CP) (FGIC) (NATL) 5.00%, 09/15/17	558,660
500,000	New Jersey Transportation Trust Fund Authority, Series A (RB) (AGM) 5.25%, 12/15/20	576,750
520,000	New Jersey Transportation Trust Fund Authority, Series A (RB) (FGIC) (NATL) 5.00%, 06/15/16	592,098
1,000,000	New Jersey Transportation Trust Fund Authority, Series A (RB) 5.25%, 12/15/22	1,134,510
250,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series A (RB) (AGM) 4.25%, 11/23/10 (a)	250,555
880,000	Newark, New Jersey Qualified General Improvement, Series A (GO) (SAW) 4.00%, 10/01/20 (a)	902,449
1,000,000	Tobacco Settlement Financing Corp., Senior Series A-1 (RB) 4.50%, 06/01/17 (a)	938,570

		9,495,799

New Mexico: 0.5%
1,000,000	New Mexico Finance Authority State Transportation, Senior Lien, Series A (RB) 5.00%, 12/15/16 (a)	1,102,160

New York: 18.4%
500,000	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) 5.25%, 05/01/19 (a)	556,820

Principal Amount		Value

New York: (continued)
$250,000	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) (AGM) 5.75%, 05/01/18 (a)	$296,757
250,000	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) (AGM) 5.75%, 05/01/17 (a)	295,797
500,000	Long Island Power Authority, Electric System, Series E (RB) (FGIC) (NATL) 5.00%, 12/01/16 (a)	572,800
400,000	Long Island Power Authority, Series A (RB) (FGIC) (NATL) 5.00%, 06/01/16 (a)	427,644
475,000	Nassau County Interim Finance Authority, Series A (RB) 4.50%, 05/15/19 (a)	517,826
1,000,000	Nassau County Interim Finance Authority, Series A (RB) 5.00%, 05/15/19 (a)	1,182,600
250,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series A (RB) 5.63%, 06/15/18 (a)	297,755
250,000	New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (FGIC) (NATL) (SAW) 5.00%, 01/15/17 (a)	273,643
400,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB) 5.00%, 05/01/17 (a)	461,936
1,000,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D (RB) 5.00%, 05/01/20 (a)	1,146,380
500,000	New York City Transitional Finance Authority, Series B (RB) 5.00%, 05/01/17 (a)	557,050
500,000	New York City Transitional Finance Authority, Series D (RB) 5.00%, 05/01/20 (a)	582,540
600,000	New York City Transitional Finance Authority, Series S-1 (RB) (FGIC) (NATL) (SAW) 5.00%, 01/15/17 (a)	681,576
275,000	New York City Transitional Finance Authority, Series S-3 (RB) (SAW) 5.25%, 01/15/19 (a)	305,717
500,000	New York City, Series A-1 (GO) 5.00%, 08/01/17	586,945
500,000	New York City, Series B (GO) 5.00%, 08/01/17	586,945
250,000	New York City, Series C (GO) 5.00%, 08/01/19 (a)	283,058
250,000	New York City, Series C (GO) 5.00%, 08/01/15 (a)	270,223

See Notes to Financial Statements

Principal Amount		Value

New York: (continued)
$250,000	New York City, Series D-1 (GO) 5.13%, 12/01/17 (a)	$281,100
500,000	New York City, Series E (GO) 5.00%, 08/01/19 (a)	551,690
1,000,000	New York City, Series E (GO) 5.00%, 08/01/19 (a)	1,109,720
500,000	New York City, Series E (GO) 5.00%, 08/01/16	583,960
375,000	New York City, Series G (GO) 5.00%, 08/01/17 (a)	416,839
500,000	New York City, Series G (GO) 5.00%, 08/01/17 (a)	563,555
250,000	New York City, Series I-1 (GO) 5.00%, 04/01/16 (a)	280,368
500,000	New York City, Series J-1 (GO) 5.00%, 05/15/19 (a)	564,745
500,000	New York City, Sub Series C-1 (GO) 5.00%, 10/01/17 (a)	557,035
250,000	New York City, Sub Series F-1 (GO) (XLCA) 5.00%, 09/01/15 (a)	274,193
500,000	New York City, Sub Series J-1 (GO) 5.00%, 06/01/16 (a)	568,880
500,000	New York City, Sub Series L-1 (GO) 5.00%, 04/01/18 (a)	555,465
475,000	New York Local Government Assistant Corp., Series A (RB) 4.00%, 04/01/20 (a)	503,676
250,000	New York State Dormitory Authority Non State Supported Debt School, District Financing Program, Series A (RB) (AGM) 5.25%, 10/01/17	291,827
1,975,000	New York State Dormitory Authority, State Consolidated Service Contract, Series A (RB) 4.00%, 07/01/19 (a)	2,042,189
500,000	New York State Dormitory Authority, State Consolidating Service Contract, Series A (RB) 5.00%, 07/01/19 (a)	554,020
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/18 (a)	569,535
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 12/15/17	600,500
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 02/15/18	591,510
295,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/18 (a)	326,937

Principal Amount		Value

New York: (continued)
$500,000	New York State Dormitory Authority, State Personal Income Tax, Series B (RB) 5.00%, 02/15/18	$591,510
1,000,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/18 (a)	1,124,240
500,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB) 5.00%, 06/15/18	595,355
500,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB) 5.00%, 06/15/16	588,025
250,000	New York State Dormitory Authority, State Personal Income Tax, Series F (RB) (AMBAC) 5.00%, 03/15/15 (a)	271,058
500,000	New York State Dormitory Authority, State Personal Income Tax, Series G (RB) 5.00%, 03/15/17	590,550
250,000	New York State Environmental Facilities Corp., State Clean Water, New York City, Municipal Water Finance Authority Projects, Series A (RB) 4.75%, 06/15/16 (a)	269,635
500,000	New York State Environmental Facilities Corp., State Clean Water, New York City, Municipal Water Finance Authority Projects, Series B (RB) 5.00%, 06/15/16 (a)	547,800
500,000	New York State Environmental Facilities Corp., State Clean Water, New York City, Municipal Water Finance Authority Projects, Series B (RB) 4.50%, 06/15/17 (a)	537,540
500,000	New York State Municipal Bond Bank Agency, Series C (RB) (AGO) 5.00%, 02/15/17	576,645
1,000,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/18 (a)	1,114,410
500,000	New York State Thruway Authority, Second General Highway & Bridges Trust Fund, Series A (RB) (AMBAC) 4.25%, 04/01/16 (a)	549,335
250,000	New York State Thruway Authority, Second General Highway & Bridges Trust Fund, Series A (RB) (AMBAC) 5.00%, 04/01/16 (a)	269,610
350,000	New York State Thruway Authority, Second General Highway & Bridges Trust Fund, Series A (RB) 5.00%, 04/01/18 (a)	391,510

See Notes to Financial Statements

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

New York: (continued)
$250,000	New York State Thruway Authority, Second General Highway & Bridges Trust Fund, Series A (RB) (FGIC) (NATL) 5.00%, 10/01/15 (a)	$289,220
1,000,000	New York State Thruway Authority, Second General Highway & Bridges Trust Fund, Series B (RB) 5.00%, 10/01/18 (a)	1,110,140
250,000	New York State Thruway Authority, Second General Highway & Bridges Trust Fund, Series B (RB) (AMBAC) 5.00%, 10/01/15 (a)	286,802
500,000	New York State Thruway Authority, Series H (RB) (NATL) 5.00%, 01/01/18 (a)	560,230
525,000	New York State Thruway Authority, State Personal Income Tax (Transportation) Series A (RB) 5.00%, 09/15/18 (a)	579,101
500,000	New York State Thruway Authority, State Personal Income Tax (Transportation) Series A (RB) 5.00%, 03/15/19	593,000
500,000	New York State Thruway Authority, State Personal Income Tax (Transportation) Series A (RB) 5.25%, 03/15/19 (a)	574,695
1,000,000	New York State Thruway Authority, State Personal Income Tax (Transportation) Series A (RB) 5.25%, 09/15/17 (a)	1,124,780
500,000	New York State Thruway Authority, State Personal Income Tax (Transportation) Series A (RB) 5.25%, 09/15/17 (a)	565,020
510,000	New York State Urban Development Corp., Service Contract, Series D (RB) 5.50%, 01/01/19	609,001
1,000,000	New York State Urban Development Corp., State Personal Income, Economic Development & Housing, Series A-1 (RB) 5.00%, 12/15/16	1,190,920
500,000	New York State Urban Development Corp., State Personal Income, Series C (RB) 3.00%, 12/15/16	537,605
500,000	New York State Urban Development Corp., State Personal Income, Series C (RB) 5.00%, 12/15/17	600,500
500,000	New York State, Series A (GO) 3.00%, 03/01/17	532,330
1,000,000	New York State, Series A (GO) 3.00%, 03/01/19	1,043,490
500,000	Oyster Bay, New York Public Improvement (GO) 3.50%, 08/15/17 (a)	498,265

Principal Amount		Value

New York: (continued)
$500,000	Suffolk County, New York Public Improvement Series C (GO) 4.00%, 10/15/19 (a)	$521,015
1,000,000	Suffolk County, New York Public Improvement Series C (GO) 4.00%, 10/15/19	1,109,450

		42,014,543

Ohio: 1.7%
250,000	Columbus, Ohio City School District (GO) (AGM) 4.75%, 12/01/16 (a)	267,960
450,000	Columbus, Ohio State (GO) 4.25%, 09/01/17 (a)	480,465
1,000,000	Hamilton County, Ohio Sales Tax, Subordinate Series A (RB) (AMBAC) 5.00%, 12/01/16 (a)	1,091,180
530,000	Kent State University, Series B (RB) (AGO) 5.00%, 05/01/19 (a)	583,890
250,000	Ohio State Major New State Infrastructure Project, Series 2008-1 (RB) 6.00%, 06/15/17	308,368
500,000	Ohio State Water Development Authority Pollution Control (RB) 4.50%, 06/01/15 (a)	540,965
450,000	Ohio State, Series A (GO) 4.00%, 08/01/18	503,293

		3,776,121

Oklahoma: 0.1%
250,000	Grand River Dam Authority, Series A (RB) (BHAC) 5.00%, 06/01/18 (a)	285,663

Oregon: 2.0%
1,000,000	Marion & Polk Counties, Oregon Salem-Keizer School District No. 24J, Deferred Interest, Series B (GO) (SBG) 4.26%, 06/15/22 (b)	629,800
500,000	Oregon Administrative Services, Oregon State Lottery, Series A (RB) 5.00%, 04/01/19 (a)	566,685
1,000,000	Oregon Administrative Services, Oregon State Lottery, Series A (RB) 5.25%, 04/01/19 (a)	1,141,390
250,000	Port Portland, Oregon International Airport, Series 19 (RB) 5.25%, 07/01/18 (a)	274,933
500,000	Portland, Oregon Community College District (GO) 5.00%, 06/15/19 (a)	571,745
475,000	Portland, Oregon Sewer System, Series A (RB) 4.25%, 03/01/20 (a)	504,289
675,000	Portland, Oregon Sewer System, Series B (RB) (AGM) 5.00%, 06/15/18 (a)	757,012

		4,445,854

See Notes to Financial Statements

Principal Amount		Value

Pennsylvania: 4.0%
$500,000	Allegheny County, Pennsylvania Airport Authority, Series B (RB) (AGM) 5.00%, 01/01/18 (a)	$523,230
500,000	Allegheny County, Pennsylvania Hospital Development Authority, University of Pittsburgh Medical Center, Series A (RB) 5.00%, 09/01/17	569,245
500,000	Allegheny County, Pennsylvania Hospital Development Authority, University of Pittsburgh Medical Center, Series B (RB) 5.00%, 06/15/16	573,010
250,000	Easton, Pennsylvania Area School District (GO) (AGM) (SAW) 7.50%, 04/01/16 (a) (c)	303,985
250,000	Pennsylvania Economic Development Financing Authority, Health System, Albert Einstein Healthcare, Series A (RB) 6.25%, 10/15/19 (a)	270,258
250,000	Pennsylvania State Turnpike Commission Registration Fee, Series A (RB) (AGM) 5.25%, 07/15/22	291,955
500,000	Pennsylvania State, First Series A (GO) 5.00%, 02/15/19	598,770
250,000	Pennsylvania State, Second Series (GO) 5.00%, 07/01/19	299,902
500,000	Pennsylvania State, Second Series (GO) 5.00%, 01/01/16 (a)	560,415
500,000	Pennsylvania State, Second Series (GO) 5.00%, 04/15/18	598,750
1,000,000	Pennsylvania State, Second Series B (GO) 5.00%, 05/01/18	1,197,830
1,000,000	Philadelphia City, Series A (GO) (AGM) 5.00%, 08/01/17 (a)	1,114,140
1,500,000	Philadelphia, Pennsylvania School District, Series C (GO) (SAW) 5.00%, 09/01/17	1,678,995
500,000	Philadelphia, Pennsylvania Water & Wastewater, Series A (RB) (AMBAC) 4.50%, 08/01/17 (a)	509,880

		9,090,365

Puerto Rico: 2.3%
500,000	Puerto Rico Electric Power Authority, Series ZZ (RB) 5.00%, 07/01/16	559,980
300,000	Puerto Rico Electric Power Authority, Series TT (RB) 5.00%, 07/01/17 (a)	319,722
500,000	Puerto Rico Electric Power Authority, Series TT (RB) 5.00%, 07/01/17	560,595
500,000	Puerto Rico Electric Power Authority, Series VV (RB) (FGIC) (NATL) 5.25%, 07/01/24	556,330

Principal Amount		Value

Puerto Rico: (continued)
$1,000,000	Puerto Rico Electric Power Authority, Series ZZ (RB) 5.25%, 07/01/20 (a)	$1,074,400
500,000	Puerto Rico Highways & Transportation Authority, Series N (RB) 5.50%, 07/01/21	546,370
300,000	Puerto Rico Municipal Finance Agency, Series A (GO) 5.25%, 08/01/15 (a)	311,310
250,000	Puerto Rico Municipal Finance Agency, Series A (GO) (AGM) 5.00%, 08/01/15 (a)	261,350
500,000	Puerto Rico Public Buildings Authority, Government Facilities, Series P (RB) (COMWLTH GTD) 5.75%, 07/01/18	561,425
500,000	University of Puerto Rico, Series P (RB) 5.00%, 06/01/16	538,215

		5,289,697

Rhode Island: 0.6%
955,000	Rhode Island Economic Development Corp., Transportation Department, Series A (RB) (AGO) 5.25%, 06/15/19 (a)	1,110,761
250,000	Rhode Island State & Providence Plantations, Consolidated Capital Development Loan, Series C (GO) (NATL) 5.00%, 11/15/16 (a)	270,940

		1,381,701

South Carolina: 1.4%
710,000	Greenville County, South Carolina School District (RB) (AGO) 5.00%, 12/01/16 (a)	765,415
500,000	Greenville County, South Carolina School District Installment (RB) 5.00%, 12/01/16 (a)	534,235
625,000	South Carolina State Economic Development, Series A (GO) 2.00%, 04/01/20 (a)	535,844
1,000,000	South Carolina State Economic Development, Series A (GO) 4.00%, 04/01/20 (a)	1,096,920
250,000	South Carolina State Public Service Authority, Series B (RB) (NATL) 5.00%, 01/01/16 (a)	272,733

		3,205,147

Tennessee: 1.3%
500,000	Metropolitan Government of Nashville & Davidson County (GO) 5.00%, 01/01/18 (a)	579,345
250,000	Metropolitan Government of Nashville & Davidson County, Series C (GO) 5.00%, 02/01/15 (a)	290,885

See Notes to Financial Statements

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Tennessee: (continued)
$250,000	Tennessee Energy Acquisition Corp., Series A (RB) 5.25%, 09/01/23	$263,362
500,000	Tennessee Energy Acquisition Corp., Series A (RB) 5.25%, 09/01/17	535,760
645,000	Tennessee Energy Acquisition Corp., Series C (RB) 5.00%, 02/01/21	672,806
500,000	Tennessee State, Series B (GO) 4.50%, 08/01/13 (a)	536,270

		2,878,428

Texas: 6.1%
1,000,000	City of Irving, Texas Refunding & Improvement Bonds (GO) 5.00%, 09/15/19 (a)	1,169,080
250,000	Cypress-Fairbanks, Texas Independent School District (GO) 5.00%, 02/15/16 (a)	277,345
250,000	EL Paso, Texas Hospital District, Series A (GO) (AGO) 5.00%, 08/15/18 (a)	274,273
250,000	Houston, Texas Independent School District (GO) 5.00%, 02/15/17 (a)	277,975
500,000	Houston, Texas Independent School District, Series B (GO) 4.50%, 02/15/17 (a)	528,250
250,000	Houston, Texas Independent School District, Series B (GO) 5.00%, 02/15/17 (a)	276,918
1,000,000	Houston, Texas Public Improvement Refunding, Series A (GO) 5.00%, 03/01/19 (a)	1,130,630
500,000	Houston, Texas Public Improvement Refunding, Series A (GO) 5.00%, 03/01/19 (a)	552,230
250,000	Houston, Texas Public Improvement Refunding, Series E (GO) (AMBAC) 5.00%, 03/01/15 (a)	276,450
250,000	Leander Independent School District (GO) 4.85%, 08/15/16 (a) (b)	140,353
425,000	Lewisville Independent School District (GO) 5.00%, 02/15/19 (a)	475,141
500,000	North East Independent School District (GO) 5.00%, 08/01/15 (a)	559,615
250,000	North East Independent School District, Series A (GO) 5.00%, 08/01/17 (a)	294,675
750,000	San Antonio, Texas Electric & Gas Systems (RB) 5.00%, 02/01/17 (a)	826,275
555,000	San Antonio, Texas Electric & Gas Systems, (RB) 5.00%, 02/01/15 (a)	605,377

Principal Amount		Value

Texas: (continued)
$5,000	San Antonio, Texas Electric & Gas Systems, Junior Lien (RB) 5.00%, 02/01/15 (a)	$5,829
400,000	San Antonio, Texas Electric & Gas Systems, Series A (RB) 5.00%, 02/01/15 (a)	433,136
500,000	San Antonio, Texas Electric & Gas Systems, Series A (RB) 5.25%, 02/01/19 (a)	577,265
500,000	San Antonio, Texas Electric & Gas Systems, Series D (RB) 5.00%, 02/01/18	593,630
250,000	Tarrant County, Texas Cultural Educational Facilities Finance Corp., Texas Health Resources (RB) 5.00%, 02/15/17 (a)	256,345
500,000	Tarrant Regional Water District (RB) (FGIC) (NATL) 4.45%, 03/01/16 (a)	526,115
500,000	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply, Senior Lien Series A (RB) 5.25%, 12/15/19	527,380
225,000	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply, Senior Lien Series A (RB) 5.25%, 12/15/18	238,397
250,000	Texas State University System Financing (RB) 5.25%, 03/15/18 (a)	283,562
500,000	Texas Transportation Commission, Mobility Fund, Series A (GO) 5.00%, 04/01/17 (a)	549,045
250,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 5.00%, 04/01/17 (a)	280,662
250,000	Texas Transportation Commission, State Highway Fund, First Tier, Series A (RB) 5.00%, 04/01/16 (a)	286,897
500,000	Texas Water Development Board, Subordinate Lien, Series B (RB) 5.00%, 07/15/17 (a)	584,380
500,000	University of Texas, Revenue Financing System, Series A (RB) 5.25%, 08/15/18 (a)	581,700
500,000	University of Texas, Revenue Financing System, Series A (RB) 5.00%, 02/15/20 (a)	574,800

		13,963,730

Utah: 0.1%
250,000	Utah Transportation Authority Sales Tax Revenue, Series A (RB) (NATL) 5.54%, 06/15/17 (a) (b)	155,735

Virginia: 1.1%
500,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series A (RB) 5.00%, 02/01/19	590,955

See Notes to Financial Statements

Principal Amount		Value

Virginia: (continued)
$250,000	Virginia Resources Authority Clean Water Revolving Fund (RB) 5.00%, 10/01/17 (a)	$296,763
250,000	Virginia State Public Building Authority, Public Facilities, Series B (RB) 5.00%, 08/01/19 (a)	284,075
500,000	Virginia State Public Building Authority, Public Facilities, Series B (RB) 4.50%, 08/01/16 (a)	527,125
200,000	Virginia State Public Building Authority, Public Facilities, Series B (RB) 5.00%, 08/01/19 (a)	228,572
500,000	Virginia State Public Building Authority, School Financing, Series B (RB) (AGM) 4.50%, 08/01/16 (a)	530,335

		2,457,825

Washington: 3.2%
525,000	Energy Northwest, Washington Electric Revenue Refunding, Columbia State, Series A (RB) 5.00%, 07/01/16 (a)	581,002
400,000	King County Washington Highline School District No. 401 (GO) (AGM) (SBG) 5.25%, 12/01/16 (a)	449,416
250,000	King County Washington Highline School District No. 411 (GO) (AGM) (SBG) 5.00%, 06/01/17 (a)	288,342
500,000	King County, Washington Public Hospital District No. 1, Series A (GO) (AGO) 5.25%, 06/01/18 (a)	560,965
500,000	Pierce County, Washington School District, Series A (GO) (AGM) (SBG) 5.00%, 12/01/15 (a)	573,900
250,000	Port Seattle, Washington, Series A (RB) (AMBAC) 5.00%, 10/01/16 (a)	282,673
500,000	Washington State Motor Vehicle Fuel Tax, Series B (GO) (AGM) 5.00%, 07/01/16 (a)	560,260
500,000	Washington State Motor Vehicle Fuel Tax, Series B (GO) (AGM) 5.00%, 07/01/16 (a)	549,230
500,000	Washington State Motor Vehicle Fuel Tax, Series B (GO) (AMBAC) 5.00%, 07/01/17 (a)	559,950
200,000	Washington State, Series A (GO) (AMBAC) 5.00%, 01/01/17 (a)	219,742
500,000	Washington State, Various Purpose, Series A (GO) 5.00%, 07/01/18 (a)	558,900
500,000	Washington State, Various Purpose, Series A (GO) 5.00%, 01/01/19 (a)	573,450

Principal Amount		Value

Washington: (continued)
$500,000	Washington State, Various Purpose, Series A (GO) (AMBAC) 5.00%, 01/01/17 (a)	$570,645
500,000	Washington State, Various Purpose, Series C (GO) 5.00%, 01/01/18 (a)	555,480
250,000	Washington State, Various Purpose, Series C (GO) 5.00%, 02/01/17	295,907

		7,179,862

West Virginia: 0.3%
500,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center, Hospital Revenue & Improvement, Series A (RB) 5.50%, 09/01/14 (a)	518,255
225,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center, Hospital Revenue & Improvement, Series A (RB) 5.13%, 09/01/19 (a)	243,659

		761,914

Wisconsin: 1.4%
400,000	Central Brown County Water Authority (RB) (AMBAC) 5.00%, 12/01/15 (a)	430,768
1,000,000	Milwaukee City, Series N1 (GO) 5.00%, 02/01/17	1,180,400
250,000	Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Health Care System (RB) 5.25%, 08/15/16 (a)	266,110
25,000	Wisconsin State Transportation, Series A (RB) (AGM) 5.25%, 07/01/16	29,622
775,000	Wisconsin State, General Annual Appropriation, Series A (RB) 5.00%, 05/01/19	906,293
250,000	Wisconsin State, Series C (GO) 5.00%, 05/01/18 (a)	280,127

		3,093,320

Total Municipal Bonds (Cost: $217,423,139)		224,868,399

Number of Shares

Money Market Fund: 0.0% (Cost: $108,802)
108,802	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	108,802

Total Investments: 98.7% (Cost: $217,531,941)		224,977,201
Other assets less liabilities: 1.3%		2,855,535

NET ASSETS: 100.0%		$227,832,736

See Notes to Financial Statements

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
CIFG	CDC Ixis Financial Guaranty
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.

(a)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(b)	Zero Coupon Bond - the rate shown is the effective yield at purchase date
(c)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor

Summary of Investments By Sector (unaudited)	% of Investments	Value

Airport	3.2%	$7,098,421
Bond Bank	1.0	2,297,835
Development	1.0	2,285,736
Education	5.1	11,562,630
Facilities	8.3	18,587,025
General	0.3	682,104
General Obligation	33.0	74,319,876
Higher Education	8.1	18,309,888
Medical	3.0	6,663,244
Pollution	0.6	1,354,975
Power	5.5	12,240,064
School District	8.2	18,344,950
Single Family Housing	0.4	1,017,355
Student Loan	0.7	1,593,985
Tobacco Settlement	0.4	938,570
Transportation	12.2	27,417,411
Utilities	3.5	7,874,512
Water	5.5	12,279,818
Money Market Fund	0.0	108,802

	100.0%	$224,977,201

The summary of inputs used to value the Fund’s investments as of October 31, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Municipal Bonds*	$—	$224,868,399	$—	$224,868,399
Money Market Fund	108,802	—	—	108,802

Total	$108,802	$224,868,399	$—	$224,977,201

* See Schedule of Investments for security type and geographic sector breakouts

See Notes to Financial Statements

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
October 31, 2010 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 98.7%
Alabama: 0.7%
$500,000	Birmingham, Alabama Capital Improvement and Refunding, Series A (GO) (AMBAC) 4.50%, 12/01/16 (a)	$500,245

Alaska: 0.7%
250,000	Alaska State Housing Corp. General Housing, Series A (RB) (FGIC) 5.25%, 12/01/14 (a)	254,760
250,000	Alaska State Housing Corp. Home Mortgage, Series A (RB) 5.00%, 12/01/18 (a)	260,615

		515,375

Arizona: 1.4%
250,000	Arizona Health Facilities Authority, Series D (RB) 5.50%, 01/01/18 (a)	261,715
250,000	Mesa, Arizona Industrial Development Authority, Clark County Detention Facility Project (RB) 5.00%, 03/01/18 (a)	252,428
250,000	Mesa, Arizona Utility System, Second Series (RB) (FGIC) (NATL) 4.50%, 07/01/17 (a)	257,087
250,000	Salt Verde Financial Corp. (RB) 5.00%, 12/01/32	242,513

		1,013,743

California: 19.9%
500,000	Anaheim, California Public Financing Authority, Electricity Distribution Facilities (RB) (NATL) 4.50%, 04/01/17 (a)	503,305
500,000	Anaheim, California Public Financing Authority, Lease Revenue, Project A-1 (RB) (FGIC) (NATL) 5.00%, 09/01/17 (a)	497,210
500,000	Antelope Valley-East Kern Water Agency, Series A-1 (CP) (FGIC) (NATL) 4.38%, 06/01/17 (a)	462,605
250,000	Bay Area Toll Authority, Series F (RB) 5.00%, 04/01/16 (a)	261,922
500,000	California Health Facilities Financing Authority (RB) 5.00%, 04/01/16 (a)	496,355
250,000	California State (GO) 4.88%, 12/01/17 (a)	247,768
1,000,000	California State (GO) 4.50%, 02/01/17 (a)	974,390
500,000	California State (GO) (AMBAC) 4.50%, 02/01/17 (a)	494,545
250,000	California State Public Works Board (RB) 5.00%, 11/01/14 (a)	262,250
500,000	California State University Systemwide, Series A (RB) (AGM) 5.00%, 05/01/18 (a)	515,755
500,000	California State Various Purpose (GO) 5.50%, 11/01/19 (a)	529,820
375,000	California State Various Purpose (GO) 5.75%, 04/01/19 (a)	409,429

Principal Amount		Value

California: (continued)
$500,000	California State Various Purpose (GO) 5.00%, 06/01/17 (a)	$501,090
1,000,000	California Statewide Communities Development Authority, Series A (RB) 4.50%, 09/01/20 (a)	982,490
500,000	California Statewide Community Development Authority - Health Facilities (RB) 5.00%, 03/01/15 (a)	496,295
300,000	Chabot-Los Positas, California Community College (GO) (AMBAC) 5.00%, 08/01/16 (a)	315,243
500,000	Desert Community College District, Election of 2004, Series C (GO) (AGM) 5.00%, 08/01/17 (a)	519,380
250,000	Eastern Municipal Water District, California Water & Sewer, Series H (CP) 5.00%, 07/01/18 (a)	263,977
550,000	Fresno, California Central Unified School District, Election 2008-Series A (GO) (AGO) 5.50%, 08/01/19 (a)	610,335
500,000	Golden State Tobacco Securitization Corp., Series A-1 (RB) 5.13%, 06/01/17 (a)	359,410
250,000	Grossmont-Cuyamaca, California Community College District, Election 2002, Series C (GO) (AGO) 5.79%, 08/01/30 (b)	79,923
1,000,000	Kern Community College, Safety, Repair & Improvement District (GO) (AGM) 6.19%, 11/01/30 (b)	313,890
250,000	Los Angeles, California Community College District, Election of 2001, Series A (GO) (FGIC) (NATL) 5.00%, 08/01/17 (a)	261,177
250,000	Los Angeles, California Community College District, Election of 2001, Series E-1 (GO) 5.00%, 08/01/18 (a)	261,575
250,000	Los Angeles, California Department of Water & Power System, Sub-Series A-1 (RB) (AGM) 5.00%, 07/01/15 (a)	258,588
250,000	Los Angeles, California Unified School District, Series A (GO) (NATL) 4.50%, 07/01/17 (a)	246,458
500,000	Los Angeles, California Unified School District, Series B (GO) (AMBAC) 4.50%, 07/01/17 (a)	482,995
250,000	Los Angeles, California Unified School District, Series E (GO) (AMBAC) 5.00%, 07/01/15 (a)	258,053
350,000	Los Angeles, California Wastewater System, Series A (RB) 5.00%, 06/01/20 (a)	381,976
250,000	Sacramento, California Sanitation District Financing Authority (RB) (FGIC) (NATL) 5.00%, 06/01/16 (a)	259,342

See Notes to Financial Statements

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

California: (continued)
$500,000	Sacramento, California Sanitation District Financing Authority (RB) (NATL) 5.00%, 08/01/15 (a)	$518,535
250,000	San Francisco, California Bay Area Rapid Transportation District, Series A (RB) (NATL) 5.00%, 07/01/15 (a)	260,090
270,000	San Mateo County, California Transportation, Series A (RB) (NATL) 4.75%, 06/01/15 (a)	272,867
250,000	Santa Clara Valley, California Water Distribution, Series A (CP) (NATL) 5.00%, 06/01/17 (a)	261,675
250,000	Ventura County, California Community College District, Election 2002, Series B (GO) (NATL) 5.00%, 08/01/15 (a)	263,230
250,000	West Valley Mission Community College District, Election 2004-A (GO) (AGM) 5.00%, 08/01/16 (a)	265,602
250,000	William S. Hart, California High School District, Election 2001, Series B (GO) (AGM) 6.38%, 09/01/28 (b)	86,648

		14,436,198

Colorado: 1.1%
250,000	Adams County, Colorado FHA Insured Mortgage-Platte Valley Medical Center (RB) (FHA) (NATL) 5.00%, 08/01/15 (a)	248,408
500,000	Colorado Health Facilities Authority, Sister of Charity of Leavenworth Health System, Series A (RB) 5.00%, 01/01/20 (a)	509,910

		758,318

District of Columbia: 2.5%
750,000	District of Columbia, Children’s Hospital Obligated Group (RB) (AGM) 5.25%, 07/15/18 (a)	760,365
500,000	District of Columbia, National Public Radio, Inc. Issue (RB) 5.00%, 04/01/20 (a)	528,820
500,000	District of Columbia, Series A (GO) (FGIC) (NATL) 4.50%, 06/01/17 (a)	503,665

		1,792,850

Florida: 5.2%
500,000	Broward County, Florida Educational Facilities Authority, Nova Southeastern University Project (RB) (AGO) 5.00%, 04/01/16 (a)	510,425
250,000	Jacksonville, Florida Better Jacksonville Sales Tax Revenue (RB) 5.00%, 10/01/18 (a)	264,715

Principal Amount		Value

Florida: (continued)
$250,000	Miami-Dade County, Florida Building Better Communities Program, Series A (GO) (AGO) 5.00%, 07/01/18 (a)	$260,147
250,000	Miami-Dade County, Florida Expressway Authority (RB) (AMBAC) 5.00%, 07/01/16 (a)	254,670
500,000	Miami-Dade County, Florida Miami International Airport, Series B (RB) (AGM) 5.00%, 10/01/18 (a)	504,860
250,000	Miami-Dade County, Florida School Board, Series A (CP) (FGIC) (NATL) 5.00%, 05/01/17 (a)	248,695
250,000	Palm Beach County, Florida Public Improvement (RB) 5.00%, 05/01/18 (a)	261,272
900,000	Palm Beach County, Florida Public Improvement, Series 2 (RB) 5.38%, 11/01/18 (a)	996,282
250,000	University of Central Florida Convocation Corp., Series A (CP) (FGIC) (NATL) 5.00%, 10/01/15 (a)	246,138
250,000	University of Northern Florida Financing Corp. (RB) (FGIC) (NATL) 5.00%, 11/01/17 (a)	257,733

		3,804,937

Georgia: 3.7%
250,000	Atlanta, Georgia Water & Wastewater System (RB) (AGM) 5.00%, 11/01/14 (a)	252,610
500,000	Carroll City-County Hospital Authority (RB) 4.25%, 07/01/20 (a)	490,175
375,000	Columbus Medical Center Hospital Authority, Regional Healthcare System (RB) (AGM) 5.00%, 08/01/20 (a)	376,406
500,000	Gainesville City & Hall County, Georgia Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A (RB) 5.25%, 02/15/15 (a)	501,655
325,000	Gainesville City & Hall County, Georgia Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A (RB) 5.50%, 02/15/20 (a)	328,737
250,000	Gainesville City & Hall County, Georgia Hospital Authority, Northeast Georgia Health System, Inc. Project, Series B (RB) 5.25%, 02/15/20 (a)	255,883
425,000	Georgia Metropolitan Atlanta Rapid Transit Authority, Sales Tax, Third Indenture, Series A (RB) 5.00%, 07/01/19 (a)	451,354

		2,656,820

See Notes to Financial Statements

Principal Amount		Value

Illinois: 4.6%
$500,000	Chicago, Illinois Project and Refunding, Series A (GO) (AGM) 4.75%, 01/01/16 (a)	$504,065
500,000	Chicago, Illinois Project and Refunding, Series B (GO) (AGM) 5.00%, 07/01/15 (a)	520,830
500,000	Chicago, Illinois Project and Refunding, Series C (GO) (NATL) 5.00%, 01/01/18 (a)	528,290
500,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB) 5.75%, 11/15/17 (a)	517,800
250,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB) 5.75%, 11/15/17 (a)	257,415
500,000	Springfield, Illinois Electric, Senior Lien (RB) (NATL) 5.00%, 03/01/16 (a)	520,585
500,000	University of Chicago, Illinois Finance Authority (RB) 5.00%, 07/01/17 (a)	516,840

		3,365,825

Indiana: 2.9%
250,000	Carmel Industrial Redevelopment Authority (RB) 5.00%, 02/01/16 (a)	264,860
500,000	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB) 5.50%, 08/15/20 (a)	482,230
250,000	Indiana Health & Educational Facility Financing Authority, Senior Series 2006 B-5 (RB) 5.00%, 11/15/16 (a)	256,270
350,000	Indiana Health & Educational Facility Financing Authority, Series A (RB) 5.00%, 11/15/16 (a)	357,298
700,000	Indianapolis Local Public Improvement, Waterworks Project, Series A (RB) (AGO) 5.50%, 01/01/19 (a)	760,774

		2,121,432

Kansas: 0.7%
250,000	Burlington, Kansas Pollution Control, Project A (RB) (NATL) 5.30%, 06/01/14 (a)	255,868
250,000	Kansas State Development Finance Authority, Hospital Revenue-Adventist Health System/Sunbelt Obligated Group, Series C (RB) 5.75%, 11/15/14 (a)	278,877

		534,745

Kentucky: 0.7%
250,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes, Series B (RB) 5.00%, 10/01/17 (a)	270,445

Principal Amount		Value

Kentucky: (continued)
$250,000	Louisville & Jefferson County, Kentucky Metro Government Health, Jewish Hospital & Saint Mary’s Health Care (RB) 6.13%, 02/01/18 (a)	$267,678

		538,123

Louisiana: 1.2%
250,000	Louisiana Public Facilities Authority, 19th Judicial District Court (RB) (FGIC) (NATL) 5.38%, 06/01/17 (a)	262,617
400,000	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Series A (RB) 5.25%, 05/15/17 (a)	389,208
250,000	St. John, Louisiana Marathon Oil Corp. Project, Series A (RB) 5.13%, 06/01/17 (a)	248,018

		899,843

Maryland: 1.5%
500,000	Frederick County, Maryland Urbana Community Development Authority, Series A (ST) 5.00%, 07/01/20 (a)	504,930
500,000	Maryland State Health & Higher Educational Facilities Authority, Johns Hopkins University, Series A (RB) 5.25%, 07/01/18 (a)	545,690

		1,050,620

Massachusetts: 3.8%
250,000	Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 07/01/30	289,380
500,000	Massachusetts Development Finance Agency, Boston College Issue, Series P (RB) 5.00%, 07/01/17 (a)	523,005
500,000	Massachusetts State College Building Authority, Series A (RB) (AMBAC) 5.00%, 05/01/16 (a)	521,185
150,000	Massachusetts State Consolidated Loan, Series B (GO) 5.00%, 07/01/19 (a)	165,852
250,000	Massachusetts State Health & Educational Facilities Authority, Caregroup, Series E-1 (RB) 5.00%, 07/01/18 (a)	255,957
500,000	Massachusetts State School Building Authority, Dedicated Sales Tax, Series A (RB) (AGM) 5.00%, 08/15/15 (a)	532,745
500,000	Massachusetts State Water Resource Authority, Series A (RB) (AGM) 4.50%, 02/01/17 (a)	503,490

		2,791,614

See Notes to Financial Statements

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Michigan: 1.1%
$250,000	Detroit, Michigan Water Supply System, Senior Lien, Series C (RB) (AGM) 5.00%, 07/01/16 (a)	$245,657
250,000	Michigan State Building Authority (RB) (FGIC) (NATL) 5.15%, 10/15/16 (a) (b)	94,730
225,000	Michigan State Building Authority, Series I (RB) (AMBAC) 5.00%, 10/15/15 (a)	229,937
250,000	Michigan State Hospital Financing Authority, Henry Ford Health System, Series A (RB) 5.25%, 11/15/16 (a)	249,995

		820,319

Missouri: 1.0%
460,000	Missouri State Health & Educational Facilities, Series A (RB) 5.50%, 11/15/18 (a)	471,081
250,000	Missouri State Health & Educational Facilities, Series A (RB) 5.00%, 06/01/18 (a)	254,885

		725,966

Montana: 0.7%
500,000	Montana Facility Finance Authority, Sisters of Charity of Leavenworth Health System (RB) 4.75%, 01/01/20 (a)	504,780

Nebraska: 0.4%
250,000	Nebraska Public Power District, Series C (RB) (FGIC) (NATL) 5.00%, 01/01/16 (a)	256,380

New Hampshire: 0.7%
500,000	New Hampshire Municipal Bond Bank, Series B (RB) 5.00%, 08/15/20 (a)	534,690

New Jersey: 4.9%
500,000	New Jersey Economic Development Authority - School Facilities, Series U (RB) (AMBAC) 5.00%, 09/01/17 (a)	519,890
750,000	New Jersey Environmental Infrastructure Trust, Series A (RB) 4.00%, 09/01/18 (a)	775,455
625,000	New Jersey State (GO) 5.00%, 06/01/19 (a)	756,219
500,000	New Jersey State Tobacco Settlement Financing Corp. (RB) 5.00%, 06/01/17 (a)	361,435
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) (AGO) 5.50%, 12/15/18 (a)	553,345
1,000,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 5.88%, 12/15/33 (b)	270,910
915,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 5.90%, 12/15/28 (b)	350,957

		3,588,211

Principal Amount		Value

New Mexico: 0.7%
$500,000	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services, Series A (RB) 5.13%, 08/01/19 (a)	$522,350

New York: 14.4%
125,000	Hudson Yards Infrastructure Corp. New York, Series A (RB) 5.00%, 02/15/17 (a)	124,783
750,000	Liberty New York Development Corp., Goldman Sachs Headquarters (RB) 5.25%, 10/01/35	778,687
250,000	Metropolitan Transportation Authority, New York Dedicated Tax Fund, Series B (RB) 5.00%, 11/15/19 (a)	266,063
250,000	New York City Industrial Development Agency - Yankee Stadium (RB) (NATL) 5.00%, 09/01/16 (a)	250,233
500,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series DD (RB) 4.50%, 06/15/18 (a)	511,965
500,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series FF-2 (RB) 5.00%, 06/15/19 (a)	528,275
250,000	New York City Refunding, Series G (GO) 5.00%, 12/01/14 (a)	264,225
250,000	New York Convention Center Development Corp., Hotel Unit Fee Secured (RB) (AMBAC) 5.00%, 11/15/15 (a)	253,210
250,000	New York Convention Center Development Corp., Hotel Unit Fee Secured (RB) (AMBAC) 5.00%, 11/15/15 (a)	253,548
750,000	New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Second Priority Liberty (RB) 5.13%, 01/15/20 (a)	756,240
350,000	New York State Dormitory Authority, Columbia University (RB) 5.00%, 07/01/16 (a)	384,079
500,000	New York State Dormitory Authority, Columbia University, Series A (RB) 5.00%, 07/01/18 (a)	541,605
250,000	New York State Dormitory Authority, FIT Student Housing Corp. (RB) (FGIC) (NATL) 5.25%, 07/01/29	264,065
250,000	New York State Dormitory Authority, Non State Supported Debt, Hudson Valley Hospital Center (RB) (AGM) (FHA) 5.00%, 08/15/17 (a)	257,220
500,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB) 5.00%, 09/15/16 (a)	533,705

See Notes to Financial Statements

Principal Amount		Value

New York: (continued)
$470,000	New York State Dormitory Authority, State Personal Income Tax, Series F (RB) 5.00%, 03/15/15 (a)	$499,671
325,000	New York State Environmental Facilities Corp., State Clean Water & Drinking Water, Pooled Financing Program (RB) 5.50%, 04/15/35	407,660
375,000	New York State Thruway Authority, Series G (RB) (AGM) 5.00%, 07/01/15 (a)	398,651
500,000	New York State Urban Development Corp., Series A (RB) 5.00%, 12/15/17 (a)	545,550
250,000	New York State Urban Development Corp., Series A (RB) 5.00%, 12/15/17 (a)	275,753
500,000	New York State Urban Development Corp., Series A (RB) (FGIC) (NATL) 5.25%, 03/15/14 (a)	525,270
500,000	Port Authority of New York & New Jersey, Series 160 (RB) 4.13%, 09/15/19 (a)	503,490
795,000	Port Authority of New York & New Jersey, Series 163 (RB) 4.25%, 07/15/20 (a)	797,472
500,000	Troy, New York Capital Resource Corp., Rensselaer Polytechnic Institute Project, Series A (RB) 5.13%, 09/01/20 (a)	519,735

		10,441,155

North Carolina: 1.4%
250,000	Charlotte, North Carolina NASCAR Hall of Fame Facilities, Series C (CP) 5.00%, 06/01/19 (a)	261,888
250,000	Charlotte, North Carolina Water & Sewer System, Series A (RB) 5.00%, 07/01/16 (a)	267,372
500,000	North Carolina Medical Care Commission, Health Care Facilities, Series A (RB) 5.00%, 07/01/20 (a)	515,035

		1,044,295

Oklahoma: 1.0%
250,000	Oklahoma Development Finance Authority, St. John Health System (RB) 5.00%, 02/15/17 (a)	248,415
500,000	Tulsa County, Oklahoma Industrial Authority, St. Francis Health System (RB) 4.60%, 12/15/16 (a)	500,240

		748,655

Oregon: 0.5%
800,000	Marion & Polk Counties, Oregon Salem-Keizer School District No.24, Series B (GO) (SBG) 4.82%, 06/15/28 (b)	362,144

Principal Amount		Value

Pennsylvania: 1.5%
$325,000	Delaware River Port Authority, Series D (RB) 5.00%, 01/01/20 (a)	$335,839
250,000	Pennsylvania State Higher Education (RB) (NATL) 4.50%, 04/01/16 (a)	251,542
250,000	Pennsylvania State Turnpike Commission, Sub-Series A (RB) (AGO) 5.00%, 06/01/19 (a)	256,300
250,000	Pennsylvania State Turnpike Commission, Sub-Series B (RB) 5.25%, 06/01/19 (a)	259,785

		1,103,466

Puerto Rico: 1.2%
250,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Series A (RB) (AMBAC) 6.93%, 07/01/43 (b)	28,958
250,000	Puerto Rico Electric Power Authority, Series VV (RB) (NATL) 5.25%, 07/01/29	271,175
250,000	Puerto Rico Housing Finance Authority, Capital Fund Modernization Program (RB) 5.13%, 12/01/18 (a)	262,722
285,000	Puerto Rico Sales Tax Financing Corp., Sub-Series A (RB) 5.25%, 08/01/19 (a)	303,046

		865,901

South Carolina: 2.3%
350,000	Berkeley County, South Carolina School District, Securing Assets for Education (RB) 5.13%, 12/01/16 (a)	361,130
250,000	Kershaw County, South Carolina Public School Foundation (RB) (CIFG) 5.00%, 12/01/16 (a)	254,445
500,000	South Carolina Public Service Authority, Series A (RB) (NATL) 5.00%, 01/01/16 (a)	520,240
500,000	South Carolina Transportation Infrastructure Bank, Series B (RB) (AMBAC) 4.50%, 10/01/16 (a)	509,600

		1,645,415

Tennessee: 0.6%
425,000	Rutherford County, Tennessee Health & Educational Facilities Board, Ascension Health Senior Credit Group, Series C (RB) 5.00%, 11/15/19 (a)	445,447

Texas: 10.8%
250,000	Waco Texas Education Finance Corp., Baylor University, Series C (RB) 5.00%, 03/01/18 (a)	261,365
250,000	Alamo, Texas Community College District (GO) (FGIC) (NATL) 4.50%, 08/15/17 (a)	252,900

See Notes to Financial Statements

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Texas: (continued)
$250,000	Dallas, Texas Area Rapid Transportation, Senior Lien (RB) (AMBAC) 5.00%, 12/01/16 (a)	$264,468
250,000	Dallas, Texas Area Rapid Transportation, Senior Lien (RB) 5.25%, 12/01/18 (a)	266,933
500,000	Dallas, Texas Waterworks & Sewer System Improvement (RB) (AGM) 5.00%, 10/01/15 (a)	529,390
250,000	Denton, Texas Independent School District, School Building (GO) 5.00%, 08/15/17 (a)	273,245
250,000	El Paso County, Texas Hospital District, Series A (GO) (AGO) 5.00%, 08/15/18 (a)	267,427
500,000	El Paso, Texas Independent School District, School Building (GO) 5.00%, 08/15/17 (a)	543,025
250,000	Fort Bend, Texas Independent School District (GO) 5.00%, 08/15/18 (a)	277,682
500,000	Harris County, Texas Toll Road-Senior Lien, Series A (RB) (NATL) 5.00%, 08/15/16 (a)	529,795
500,000	Houston, Texas Combined Utility System, First Lien (RB) (AGM) 5.00%, 11/15/15 (a)	516,140
250,000	Houston, Texas Combined Utility System, First Lien Series A (RB) (AGM) 5.00%, 11/15/17 (a)	272,222
500,000	Houston, Texas Higher Education Finance Corp., Rice University Project, Series A (RB) 5.00%, 05/15/20 (a)	536,025
500,000	Houston, Texas Higher Education Finance Corp., Rice University Project, Series B (RB) 4.50%, 11/15/17 (a)	506,310
500,000	Houston, Texas Public Improvement Refunding, Series A (GO) 5.38%, 03/01/18 (a)	541,285
500,000	North Texas Thruway Authority (RB) (AGO) 6.69%, 01/01/36 (b)	126,735
500,000	North Texas Tollway Authority, Series A (RB) 5.63%, 01/01/18 (a)	532,815
250,000	Prosper, Texas Independent School District, School Building (GO) 5.00%, 02/15/17 (a)	265,038
250,000	SA Energy Acquisition Public Facility Corp. (RB) 5.50%, 08/01/27	271,467
225,000	Texas A&M University, Permanent University, Series A (RB) 5.25%, 07/01/25 (a)	267,561
500,000	Texas Transportation Commission, Mobility Fund, Series A (GO) 4.75%, 04/01/15 (a)	511,760

		7,813,588

Principal Amount		Value

Virginia: 2.3%
$500,000	Tobacco Settlement Financing Corp., Senior Series B-1 (RB) 5.00%, 06/01/17 (a)	$351,980
195,000	Virginia College Building Authority, Regent University (RB) 5.00%, 06/01/16 (a)	185,279
570,000	Virginia College Building Authority, Series A (RB) (SAW) 4.50%, 09/01/17 (a)	602,906
500,000	Virginia Small Business Financing Authority, Sentara Health Care Facilities (RB) 5.00%, 05/01/20 (a)	526,250

		1,666,415

Washington: 2.6%
300,000	NJB Properties Lease, King County Washington Project, Series A (RB) 5.00%, 12/01/16 (a)	312,747
250,000	Port of Seattle, Washington, Series A (RB) 5.25%, 05/01/19 (a)	274,582
250,000	Seattle, Washington Solid Waste Revenue & Refunding (RB) (NATL) 5.00%, 02/01/17 (a)	267,383
500,000	Seattle, Washington Water System Improvement & Refunding (RB) 5.00%, 02/01/18 (a)	545,595
500,000	Snohomish County, Washington Limited Tax, Series A (GO) 4.00%, 06/01/20 (a)	487,095

		1,887,402

Total Municipal Bonds (Cost: $68,246,553)		71,757,267

Total Investments: 98.7% (Cost: $68,246,553)		71,757,267
Other assets less liabilities: 1.3%		970,082

NET ASSETS: 100.0%		$72,727,349

See Notes to Financial Statements

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
CIFG	CDC Ixis Financial Guaranty
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Association
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
ST	Special Tax

(a)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(b)	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value

Airport	0.7%	$504,860
Bond Bank	1.8	1,295,464
Development	3.6	2,556,183
Education	1.9	1,397,745
Facilities	9.1	6,566,900
General Obligation	20.0	14,319,649
Higher Education	11.5	8,223,264
Housing	0.3	254,760
Medical	14.8	10,634,767
Multifamily Housing	0.4	262,723
Nursing Homes	1.8	1,292,055
Pollution	2.3	1,657,533
Power	2.9	2,071,685
School District	4.7	3,405,621
Single Family Housing	0.4	260,615
Tobacco Settlement	1.5	1,072,825
Transportation	12.3	8,807,914
Utilities	2.3	1,667,499
Water	7.7	5,505,205

	100.0%	$71,757,267

The summary of inputs used to value the Fund’s investments as of October 31, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Total Municipal Bonds*	$—	$71,757,267	$—	$71,757,267

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
October 31, 2010 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 98.6%
Alabama: 2.2%
$250,000	Birmingham, Alabama Waterworks & Sewer Board, Series B (RB) (NATL) 5.00%, 01/01/43 (a)	$274,035
500,000	Birmingham, Alabama, Series B (GO) (AMBAC) 5.00%, 12/01/32 (a)	546,555

		820,590

Arizona: 3.3%
1,000,000	Arizona School Facilities Board, Series A (CP) (NATL) 5.25%, 09/01/15 (a)	1,109,290
125,000	Arizona School Facilities Board, State School Improvement (RB) 5.25%, 07/01/17 (a)	135,135

		1,244,425

California: 16.5%
1,550,000	California Infrastructure & Economic Development Bay Area Toll Bridges, First Lien Series A (RB) (AMBAC) 5.00%, 07/01/33 (a)	1,906,887
250,000	California Infrastructure & Economic Development Bay Area Toll Bridges, First Lien Series A (RB) (AGM) 4.10%, 07/01/12	265,513
250,000	California State (GO) 5.00%, 11/01/18 (a)	261,813
875,000	California State (GO) 5.125%, 02/01/27 (a)	995,951
250,000	California Water Resources Department Power Supply, Series A (RB) (AMBAC) 5.375%, 05/01/18 (a)	271,235
350,000	Clovis California Unified School District, Election 2004-Series A (GO) (FGIC) (NATL) 3.983%, 08/01/19 (b)	277,071
500,000	Foothill/Eastern Transportation Corridor Agency California, Senior Lien Series A (RB) 3.55%, 01/01/20 (b)	387,910
250,000	Los Angeles Unified School District, Election 2002-Series A (GO) (AGM) 5.25%, 07/01/20 (a)	280,782
450,000	Los Angeles Unified School District, Election 2002-Series A (GO) (NATL) 5.375%, 07/01/17 (a)	506,893
250,000	Sacramento County, California Sanitation District Financing Authority, Series A (RB) (AMBAC) 5.00%, 12/01/35 (a)	290,730
500,000	Southern California Tobacco Securitization Authority, Asset Backed, Series B (RB) 6.00%, 06/01/43 (a)	543,995
250,000	University of California, Multiple Purpose Projects, Series Q (RB) (AGM) 5.00%, 09/01/17 (a)	262,223

		6,251,003

Principal Amount		Value

Colorado: 0.7%
$250,000	Colorado Department of Transportation Revenue (RB) 5.375%, 06/15/13 (a)	$272,293

Florida: 1.4%
250,000	Collier County, Florida School Board (CP) (AGM) 5.375%, 02/15/21 (a)	265,938
250,000	Orange County, Florida Tourist Development Tax Revenue (RB) (AMBAC) 5.50%, 10/01/32 (a)	267,960

		533,898

Georgia: 2.9%
250,000	Georgia State Series D (GO) 5.00%, 11/01/14 (a)	261,762
500,000	Georgia State, Series B (GO) 5.125%, 05/01/15 (a)	535,635
250,000	Georgia State, Series D (GO) 5.00%, 07/01/18 (a)	287,220

		1,084,617

Hawaii: 1.8%
500,000	Hawaii State Series CX (GO) (AGM) 5.50%, 02/01/15 (a)	531,685
150,000	Hawaii State Series CZ (GO) (AGM) 5.25%, 07/01/15 (a)	161,901

		693,586

Illinois: 8.4%
500,000	Chicago, Illinois Metropolitan Water Reclamation District, Greater Chicago (GO) 5.00%, 12/01/35 (a)	601,610
500,000	Chicago, Illinois Metropolitan Water Reclamation District, Series C (GO) 5.375%, 12/01/14 (a)	550,980
500,000	Cook County School District, Series B (GO) (AGM) 3.75%, 12/01/12	534,190
750,000	Illinois State Toll Highway Authority, Senior Priority Series A-1 (RB) (AGM) 5.00%, 01/01/26 (a)	895,545
500,000	Illinois State Toll Highway Authority, Senior Priority Series A-2 (RB) (AGM) 5.00%, 01/01/31 (a)	597,030

		3,179,355

Kentucky: 0.8%
250,000	Kentucky State Property & Buildings Commission, No. 85 (RB) (AGM) 5.00%, 08/01/25 (a)	293,935

Maryland: 1.5%
500,000	Maryland State & Local Facilities Loan, Capital Improvement, First Series A (GO) 5.00%, 02/15/19 (a)	583,645

Massachusetts: 4.4%
650,000	Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 07/01/25 (a)	763,893

See Notes to Financial Statements

Principal Amount		Value

Massachusetts: (continued)
$250,000	Massachusetts State Consolidated Loan, Series C (GO) 5.00%, 09/01/25 (a)	$295,330
500,000	Massachusetts State Water Resources Authority, Series A (RB) 6.50%, 07/15/19	613,325

		1,672,548

Michigan: 3.5%
450,000	Detroit, Michigan City School District, Wayne County School Building & Site Improvement, Series A (GO) (AGM) (Q-SBLF) 5.50%, 05/01/21 (a)	482,476
250,000	Detroit, Michigan Sewer Disposal, Senior Lien Series A (RB) (AGM) 5.00%, 07/01/26 (a)	278,783
500,000	Detroit, Michigan Water Supply System Revenue, Second Lien-Series B (RB) (NATL) 5.25%, 07/01/32 (a)	560,155

		1,321,414

Minnesota: 1.9%
250,000	Minneapolis, Minnesota Health Care System, Series A (RB) 5.75%, 11/15/32 (a)	276,787
400,000	Minneapolis, Minnesota Health Care System, Series A (RB) 5.625%, 05/15/32 (a)	435,308

		712,095

Nevada: 1.2%
410,000	Clark County, Nevada School District, Series D (GO) (NATL) 5.00%, 06/15/16 (a)	464,526

New Jersey: 22.7%
250,000	Garden State Preservation Trust, Open Space & Farmland Preservation, Series A (RB) (AGM) 5.25%, 11/01/18 (a)	284,207
500,000	Garden State Preservation Trust, Open Space & Farmland Preservation, Series A (RB) (AGM) 5.25%, 11/01/16 (a)	568,415
350,000	New Jersey Economic Development Authority, School Facilities Construction, Series F (RB) (FGIC) 5.25%, 06/15/16 (a)	391,895
375,000	New Jersey Economic Development Authority, School Facilities Construction, Series F (RB) 5.00%, 06/15/28 (a)	417,979
585,000	New Jersey Economic Development Authority, School Facilities Construction, Series G (RB) (NATL) 5.00%, 09/01/17 (a)	657,411
1,000,000	New Jersey Economic Development Authority, School Facilities Construction, Series I (RB) 5.25%, 09/01/24 (a)	1,164,940

Principal Amount		Value

New Jersey: (continued)
$500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 5.75%, 06/15/15	$603,620
500,000	New Jersey State Transportation Trust Fund Authority, Series C (RB) (FGIC) 5.25%, 06/15/16 (a)	592,405
500,000	New Jersey State Transportation Trust Fund Authority, Series C (RB) (FGIC) 5.25%, 06/15/18 (a)	592,405
600,000	New Jersey State Transportation Trust Fund Authority, Series D (RB) (AMBAC) 5.00%, 06/15/18 (a)	702,684
1,000,000	New Jersey Tobacco Settlement Financing Corp., Asset Backed (RB) 6.125%, 06/01/42 (a)	1,089,950
1,425,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series A (RB) (FGIC) 5.25%, 06/15/12	1,536,250

		8,602,161

New York: 3.2%
525,000	New York City, Series G (GO) 5.75%, 08/01/16 (a)	573,772
285,000	New York Metropolitan Transportation Authority, Dedicated Tax, Series A (RB) (NATL) 6.00%, 04/01/20	363,056
250,000	New York Metropolitan Transportation Authority, Transit Facilities Service Contract, Series 8 (RB) 5.375%, 07/01/21 (a)	281,963

		1,218,791

North Carolina: 1.9%
100,000	Charlotte-Mecklenburg Hospital Authority, North Carolina Health Care, Series A (RB) 5.00%, 01/15/45 (a)	116,410
500,000	North Carolina Municipal Power Agency No. 1 (RB) 5.00%, 01/01/20 (a)	605,575

		721,985

Ohio: 4.2%
500,000	Cincinnati, Ohio City School District Classroom Facilities Construction & Improvement (GO) (AGM) 5.00%, 12/01/31 (a)	565,675
500,000	Cincinnati, Ohio City School District Classroom Facilities Construction & Improvement (GO) (AGM) 5.25%, 12/01/14 (a)	569,475
250,000	Cleveland, Ohio Waterworks, Series K (RB) (FGIC) 5.25%, 01/01/21 (a)	264,060
185,000	Ohio State Water Development Authority, Fresh Water Improvement (RB) 5.00%, 12/01/28 (a)	211,927

		1,611,137

See Notes to Financial Statements

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Oregon: 1.4%
$250,000	Deschutes County, Oregon Hospital Facilities Authority, Cascade Health Services, Inc. (RB) 5.40%, 01/01/17 (a)	$264,495
250,000	Oregon State Department Transportation Highway User Tax, Series A (RB) 5.125%, 11/15/26 (a)	273,630

		538,125

Pennsylvania: 3.6%
500,000	Pennsylvania State Public School Building Authority, Philadelphia School District (RB) (AGM) (SAW) 5.00%, 06/01/33 (a)	555,780
500,000	Philadelphia, Pennsylvania School District, Series B (GO) (FGIC) (SAW) 5.625%, 08/01/13 (a)	543,990
250,000	Philadelphia, Pennsylvania Water & Wastewater, Series A (RB) (FGIC) 5.25%, 11/01/22 (a)	273,800

		1,373,570

Puerto Rico: 2.8%
955,000	Puerto Rico Commonwealth, Public Improvement, Series A (GO) 5.00%, 07/01/33 (a)	1,067,642

Rhode Island: 1.5%
500,000	Rhode Island Health & Educational Building Corp., Lifespan Obligated Group (RB) 6.50%, 08/15/32 (a)	551,300

South Carolina: 1.0%
325,000	Greenville, South Carolina, Building Equity Sooner For Tomorrow, Installment Purchase (RB) 6.00%, 12/01/20 (a)	365,190

Principal Amount		Value

Tennessee: 0.7%
$250,000	City of Memphis, Tennessee Electric System, Series A (RB) (NATL) 5.00%, 12/01/17 (a)	$282,430

Texas: 1.5%
250,000	Dallas, Texas Waterworks & Sewer System (RB) 5.00%, 10/01/15 (a)	281,462
250,000	Harris County, Texas Senior Lien-Toll Road (RB) (AGM) 5.375%, 08/15/23 (a)	271,843

		553,305

Utah: 1.5%
250,000	Utah State, Series A (GO) 5.25%, 07/01/14 (a)	270,053
250,000	Utah Transit Authority, Sales Tax Revenue, Series B (RB) (AGM) 4.75%, 06/15/35 (a)	293,777

		563,830

Wisconsin: 2.1%
250,000	Wisconsin Health & Education Facilities Authority, Wheaton Franciscan Services, Inc. (RB) 5.75%, 08/15/25 (a)	269,452
500,000	Wisconsin State Transportation, Series 1 (RB) (AMBAC) 5.75%, 07/01/17 (a)	543,805

		813,257

Total Municipal Bonds (Cost: $36,647,931)		37,390,653

Total Investments: 98.6% (Cost: $36,647,931)		37,390,653
Other assets less liabilities: 1.4%		522,961

NET ASSETS: 100.0%		$37,913,614

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bond
SAW	State Aid Withholding

(a)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(b)	Zero Coupon Bond - the rate shown is the effective yield at purchase date

See Notes to Financial Statements

Summary of Investments By Sector (unaudited)	% of Investments	Value

Development	2.3%	$852,622
Education	8.4	3,132,550
Facilities	1.5	561,895
General Obligation	20.1	7,525,554
Higher Education	1.0	378,633
Medical	4.8	1,797,343
Power	3.1	1,159,240
School District	16.5	6,156,086
Tobacco Settlement	4.4	1,633,945
Transportation	29.8	11,144,508
Water	8.1	3,048,277

	100.0%	$37,390,653

The summary of inputs used to value the Fund’s investments as of October 31, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Total Municipal Bonds*	$—	$37,390,653	$—	$37,390,653

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
October 31, 2010 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 98.5%
Alabama: 0.8%
$500,000	Alabama State Public School & College Authority, Capital Improvement Bond (RB) 5.00%, 12/01/15	$588,195
250,000	Alabama State Public School & College Authority, Capital Improvement Bond (RB) 5.00%, 12/01/11	261,688

		849,883

Arizona: 2.9%
500,000	Arizona State Salt River Project Agricultural Improvement & Power District, Series B (RB) 4.00%, 01/01/16	561,585
250,000	Arizona State School Facilities Board, Series A-1 (CP) (FGIC) (NATL) 5.00%, 09/01/14	275,943
750,000	Arizona State Transportation Board Excise Tax Revenue, Maricopa County, Regional Area Road Fund (RB) 5.00%, 07/01/15	869,565
250,000	Arizona State Transportation Board Excise Tax Revenue, Maricopa County, Regional Area Road Fund (RB) 5.00%, 07/01/14	284,600
575,000	Arizona State Water Infrastructure Finance Authority, Series A (RB) 5.00%, 10/01/14	662,756
305,000	Maricopa County, Arizona Community College District, Series C (GO) 4.00%, 07/01/14	337,113

		2,991,562

California: 12.0%
250,000	Alameda, California Corridor Transportation Authority, Sub Lien, Series A (RB) (AMBAC) 5.43%, 10/01/13 (a)	225,015
250,000	Bay Area Infrastructure Financing Authority (RB) (XLCA) 5.00%, 08/01/14 (b)	255,208
100,000	Bay Area Infrastructure Financing Authority (RB) (XLCA) 5.00%, 08/01/13 (b)	100,215
500,000	Bay Area Infrastructure Financing Authority (RB) (XLCA) 4.00%, 08/01/13 (b)	500,715
1,000,000	California State (GO) 5.00%, 10/01/15	1,144,690
600,000	California State (GO) 5.00%, 03/01/14	667,494
500,000	California State (GO) 5.00%, 03/01/16	571,355
250,000	California State (GO) 5.00%, 08/01/14	281,057
250,000	California State (GO) 5.00%, 11/01/13	277,625
175,000	California State (GO) 5.00%, 11/01/15	200,554

Principal Amount		Value

California: (continued)
$500,000	California State Public Works Board, Series J (RB) (AMBAC) 5.00%, 01/01/15	$545,165
500,000	California State Public Works Board, Series J (RB) (AMBAC) 5.00%, 01/01/14	536,015
250,000	California State University Systemwide, Series A (RB) (AGM) 5.00%, 11/01/13	280,215
1,000,000	California Statewide Communities Development Authority (RB) 5.00%, 06/15/13	1,090,810
500,000	California Statewide Communities Development Authority, Series A (RB) 5.00%, 04/01/13	546,520
250,000	Los Angeles, California Metropolitan Transit Authority Sales Tax Refunding, 2nd Senior Series A (RB) (AGO) 5.00%, 07/01/12	268,585
250,000	Los Angeles, California Public Works Financing Authority, Regional Park & Open Space District, Series A (NATL) (SA) 5.00%, 10/01/13	279,385
710,000	Los Angeles, California Unified School District, Election 2005, Series C (GO) (AMBAC) 5.00%, 07/01/14	801,980
500,000	Los Angeles, California Unified School District, Information Technology Projects, Series A (CP) (AMBAC) 5.00%, 10/01/15	560,125
1,000,000	Los Angeles, California Unified School District, Series B (GO) (AGM) 5.00%, 07/01/16	1,163,860
1,000,000	Oakland Joint Powers Financing Authority, Series A-1 (RB) (AGO) 5.25%, 01/01/16	1,151,700
500,000	Regents of University of California Medical Center, Series D (RB) 5.00%, 05/15/14	555,620
500,000	Riverside County, California State Public Safety Communication Project, Series A (CP) (AMBAC) 5.00%, 11/01/14	555,075

		12,558,983

Connecticut: 6.5%
1,010,000	Connecticut State Economic Recovery, Series A (GO) 5.00%, 01/01/14	1,135,725
1,000,000	Connecticut State Economic Recovery, Series A (GO) 3.00%, 01/01/15 (b)	1,038,930
500,000	Connecticut State Economic Recovery, Series A (GO) 5.00%, 01/01/16	586,045
975,000	Connecticut State Economic Recovery, Series A (GO) 5.00%, 01/01/12	1,026,548

See Notes to Financial Statements

Principal Amount		Value

Connecticut: (continued)
$260,000	Connecticut State Economic Recovery, Series A (GO) 5.00%, 01/01/13	$284,053
500,000	Connecticut State Economic Recovery, Series A (GO) 4.00%, 01/01/14	546,720
400,000	Connecticut State Health & Educational Facility Authority, Yale University, Series A-4 (RB) 5.00%, 07/01/49 (c)	462,244
250,000	Connecticut State Special Tax Obligation, Transportation Infrastructure, Series A (NATL) (ST) 5.00%, 07/01/14	283,635
500,000	Connecticut State, Series B (GO) 5.00%, 05/01/15	579,800
250,000	Connecticut State, Series B (GO) 5.00%, 05/01/14	283,795
500,000	Connecticut State, Series C (GO) 5.25%, 11/01/15	592,280

		6,819,775

Delaware: 0.3%
250,000	Delaware State, Series A (GO) 5.00%, 01/01/14	282,458

District of Columbia: 0.3%
250,000	Washington D.C. Convention Center Authority Dedicated Tax, Senior Lien, Series A (RB) (AMBAC) 5.00%, 10/01/12	266,373

Florida: 6.6%
500,000	Citizens Property Insurance Corp., Senior Secured High Risk Account - A (RB) (NATL) 5.00%, 03/01/14	532,405
750,000	Citizens Property Insurance Corp., Senior Secured High Risk Account - A (RB) (NATL) 5.00%, 03/01/13	787,253
250,000	Citizens Property Insurance Corp., Senior Secured High Risk Account - A (RB) (NATL) 5.00%, 03/01/12	260,140
1,050,000	City of Jacksonville, Florida, Series A (RB) 5.00%, 10/01/15	1,212,046
1,000,000	Florida Hurricane Catastrophe Fund Finance Corp., Series A (RB) 5.00%, 07/01/15	1,095,470
250,000	Florida State Board of Education Lottery, Series A (RB) (AMBAC) 5.00%, 07/01/13	275,080
475,000	Florida State Board of Education Lottery, Series E (RB) 5.00%, 07/01/16	550,900
250,000	Florida State Board of Education, Public Education Capital Outlay, Series A (GO) 5.00%, 06/01/15	288,210

Principal Amount		Value

Florida: (continued)
$975,000	Florida State Board of Education, Public Education Capital Outlay, Series C (GO) 5.25%, 06/01/14	$1,114,717
250,000	Hillsborough County, Florida Community Investment Tax (RB) (AMBAC) 5.00%, 11/01/13	278,095
250,000	Hillsborough County, Florida Industrial Development (RB) (AMBAC) 5.00%, 12/01/34 (c)	260,985
250,000	Miami-Dade County, Florida School Board, Series A (CP) (AMBAC) 5.00%, 08/01/12	264,203

		6,919,504

Georgia: 1.1%
250,000	Augusta, Georgia Water & Sewerage Refunding (RB) (AGM) 5.00%, 10/01/13	278,618
450,000	Georgia State Road & Tollway Authority (RB) (NATL) 5.00%, 06/01/15	520,501
250,000	Georgia State, Series A (GO) 5.00%, 09/01/15	294,427

		1,093,546

Hawaii: 1.2%
375,000	Hawaii State, Series DJ (GO) (AMBAC) 5.00%, 04/01/15	434,640
750,000	Honolulu, Hawaii City and County, Series B (GO) (FSA) 5.25%, 07/01/14	859,627

		1,294,267

Illinois: 9.4%
100,000	Chicago Housing Authority (RB) (AGM) 5.00%, 07/01/13	108,466
750,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5309 (RB) 5.00%, 06/01/14	823,485
250,000	Chicago, Illinois, Board of Education, Series D (GO) (AGM) 5.00%, 12/01/13	275,583
250,000	Chicago, Illinois, O’Hare International Airport, 3rd Lien, Series B (RB) (FGIC) (NATL) 5.25%, 01/01/15	279,942
250,000	Chicago, Illinois, O’Hare International Airport, Passenger Facility Charge, Series A (RB) (AGM) 5.00%, 01/01/15	279,582
125,000	Chicago, Illinois, O’Hare International Airport, Passenger Facility Charge, Series A (RB) (AGM) 5.00%, 01/01/14	137,600
250,000	Chicago, Illinois, Series A (GO) (AGM) 5.00%, 01/01/14	276,665
800,000	Chicago, Illinois, Transportation Authority, Capital Grant (RB) (AMBAC) 5.00%, 06/01/13	863,976

See Notes to Financial Statements

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Illinois: (continued)
$250,000	Dupage County, Illinois, Transportation Revenue (RB) (AGM) 5.00%, 01/01/16 (b)	$279,547
500,000	Illinois Finance Authority, Resurrection Health Care Corp. (RB) 5.25%, 05/15/15	534,865
500,000	Illinois State (GO) 5.00%, 01/01/14	541,235
220,000	Illinois State (GO) (AGM) 5.00%, 09/01/14	241,215
1,000,000	Illinois State (GO) 5.00%, 01/01/16	1,100,460
500,000	Illinois State (GO) 5.00%, 01/01/15	548,470
500,000	Illinois State (GO) (AGM) 5.00%, 01/01/15	548,885
250,000	Illinois State, Series A (GO) 5.00%, 06/01/13	268,683
500,000	Illinois State, Series A (GO) 3.50%, 09/01/14	520,545
500,000	Illinois State, Series A (GO) 3.50%, 09/01/12	516,030
250,000	Illinois State, Series A (GO) 5.00%, 06/01/11	255,260
500,000	Illinois State, Series A (GO) 3.50%, 09/01/15	518,210
500,000	Illinois State, Series B (GO) 5.00%, 01/01/15	548,470
300,000	Illinois State, Series B (GO) 5.00%, 01/01/13	319,329

		9,786,503

Kentucky: 0.1%
100,000	Kentucky State Property & Buildings Commission (RB) (FGIC) (NATL) 5.00%, 11/01/11	104,244

Louisiana: 0.3%
300,000	Louisiana State Citizen’s Property Insurance Corp., Series B (RB) (AMBAC) 5.25%, 06/01/14	327,201

Maryland: 1.1%
500,000	Anne Arundel County, Maryland Consolidated General Improvement (GO) 5.00%, 03/01/14	566,875
500,000	Maryland State Transportation Authority (RB) 5.25%, 03/01/16	596,500

		1,163,375

Massachusetts: 2.0%
100,000	Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 07/01/15	116,581
500,000	Massachusetts School Building Authority, Sales Tax, Series A (RB) 5.00%, 05/15/15	581,185
1,000,000	Massachusetts State Commonwealth, Loan Series A (GO) 5.00%, 05/01/14	1,134,440

Principal Amount		Value

Massachusetts: (continued)
$250,000	Massachusetts State, Series B (GO) 5.00%, 08/01/13	$278,370

		2,110,576

Michigan: 2.0%
250,000	Detroit, Michigan City School District, School Building and Site Improvement (GO) (AGM) (Q-SBLF) 5.00%, 05/01/15	274,405
1,145,000	Detroit, Michigan Sewage Disposal System, Senior Lien, Series C (RB) (FGIC) (NATL) 5.25%, 07/01/16	1,275,015
500,000	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series B (RB) 5.00%, 11/15/15	576,400

		2,125,820

Minnesota: 2.6%
1,000,000	Hennepin County, Minneapolis, Series B (GO) 4.00%, 12/01/14	1,116,600
500,000	Minnesota State (GO) 5.00%, 08/01/11	517,730
500,000	Minnesota State, Series F (GO) 4.00%, 08/01/13	545,340
500,000	Minnesota State, Series H (GO) 5.00%, 11/01/14	578,550

		2,758,220

Mississippi: 0.8%
750,000	Madison County, Mississippi Development Bank, Highway Construction Project (RB) (FGIC) (NATL) 5.00%, 01/01/15	865,328

Missouri: 0.8%
300,000	Kansas City Municipal Assistance Corp., H. Roe Bartle Convention Center, Series A (RB) (FGIC) (NATL) 5.00%, 04/15/15	338,679
515,000	Mississippi Highways & Transportation Commission, Series A (RB) 2.25%, 05/01/15	538,592

		877,271

Nebraska: 0.8%
250,000	Central Plains Energy Project, Nebraska Gas Project No. 1, Series A (RB) 5.00%, 12/01/14	268,455
250,000	Nebraska Public Power District, Series B (RB) (AGM) 5.00%, 01/01/14	278,965
250,000	Nebraska Public Power District, Series B (RB) (AGM) 5.00%, 01/01/13	271,155

		818,575

See Notes to Financial Statements

Principal Amount		Value

Nevada: 0.8%
$250,000	Clark County, Nevada School District, Series B (GO) 5.00%, 06/15/14	$279,750
250,000	Clark County, Nevada School District, Series B (GO) 5.00%, 06/15/13	273,582
250,000	Henderson, Nevada Health Care Facilities, Catholic Health Care West, Series C (RB) 4.00%, 07/01/12	259,248

		812,580

New Jersey: 5.6%
1,000,000	Hudson County, New Jersey (GO) (CIFG) 4.25%, 09/01/15	1,126,100
600,000	New Jersey Economic Development Authority, Cigarette Tax (RB) (FGIC) 5.00%, 06/15/13	626,112
475,000	New Jersey Economic Development Authority, School Facilities Construction, Series O (RB) 5.25%, 03/01/15	540,588
500,000	New Jersey Higher Education Assistance Authority, Student Loan, Series 1A (RB) 5.00%, 12/01/15	551,970
370,000	New Jersey State, Series N (GO) (FGIC) (NATL) 5.50%, 07/15/13	414,448
500,000	New Jersey State, Series O (GO) 5.00%, 08/01/15	578,350
1,085,000	New Jersey Transportation Trust Fund Authority, Series A (RB) (FGIC) (NATL) 5.00%, 06/15/14	1,208,441
750,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series A (RB) (NATL) 5.25%, 12/15/14	853,170

		5,899,179

New York: 19.5%
250,000	Metropolitan Transportation Authority, Series A (RB) 5.00%, 11/15/27 (c)	275,615
575,000	Metropolitan Transportation Authority, Series B (RB) 5.00%, 11/15/13	639,526
350,000	Metropolitan Transportation Authority, Series C-2 (RB) 4.00%, 11/15/14	382,970
240,000	New York City Industrial Development Agency, Yankee Stadium (RB) (NATL) 5.00%, 03/01/14	258,876
500,000	New York City Transitional Finance Authority, Sub Series A-1 (RB) 5.00%, 08/01/13	556,885
750,000	New York City Transitional Finance Authority, Sub Series A-1 (RB) 5.00%, 05/01/15	867,210

Principal Amount		Value

New York: (continued)
$500,000	New York City Transitional Finance Authority, Sub Series D (RB) 5.00%, 11/01/15	$584,695
500,000	New York City Transitional Finance Authority, Sub Series D (RB) 5.00%, 11/01/12	544,700
1,000,000	New York City Transitional Finance Authority, Sub Series E (RB) 3.00%, 11/01/14	1,071,620
250,000	New York City, Series A-1 (GO) 4.00%, 08/01/12	264,728
1,500,000	New York City, Series E (GO) 5.00%, 08/01/15	1,732,080
500,000	New York City, Series E (GO) 4.00%, 08/01/14	550,140
500,000	New York City, Series K (GO) 5.00%, 08/01/13	555,585
500,000	New York City, Series K (GO) 4.00%, 08/01/14	550,140
340,000	New York State Dormitory Authority, City University System, Series A (RB) 4.00%, 07/01/14	373,867
500,000	New York State Dormitory Authority, Consolidated Service Contract, Series A (RB) 4.00%, 07/01/13	537,510
250,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/14	283,377
1,600,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 3.00%, 02/15/13	1,685,072
250,000	New York State Dormitory Authority, State Personal Income Tax, Series B (RB) 5.00%, 03/15/13	275,498
500,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 12/15/14	580,240
500,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB) 5.00%, 06/15/13	556,200
1,000,000	New York State Dormitory Authority, State Personal Income Tax, Series E (RB) 5.00%, 02/15/15	1,153,650
500,000	New York State Dormitory Authority, State Personal Income Tax, Series G (RB) 5.00%, 03/15/15	577,130
725,000	New York State Dormitory Authority, State Personal Tax, Series C (RB) 5.00%, 12/15/12	793,599

See Notes to Financial Statements

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

New York: (continued)
$250,000	New York State Environmental Facilities Corp., State Personal Income, Series A (RB) 5.00%, 12/15/13	$283,165
475,000	New York State Local Government Assistance Corp., Senior Lien, Series C (RB) 5.00%, 04/01/13	524,348
250,000	New York State Thruway Authority, General Revenue, Series H (RB) (NATL) 5.00%, 01/01/14	277,485
250,000	New York State Thruway Authority, General Revenue, Series H (RB) (NATL) 5.00%, 01/01/13	269,923
250,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 2.25%, 04/01/12	255,965
500,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/14	564,925
125,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/13	137,670
200,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 4.25%, 04/01/15	224,298
450,000	New York State Thruway Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/15	519,417
260,000	New York State Urban Development Corp., Service Contract, Series A (RB) 5.00%, 01/01/14	289,437
250,000	New York State Urban Development Corp., State Personal Income Tax, Series A-1 (RB) 5.00%, 12/15/12	273,655
500,000	New York State Urban Development Corp., State Personal Income Tax, Series C (RB) 5.00%, 12/15/13	566,330
500,000	New York State, Series A (GO) 3.00%, 03/01/16	535,605

		20,373,136

North Carolina: 2.5%
325,000	North Carolina State, Series A (GO) 5.00%, 03/01/15	378,872
810,000	North Carolina, Capital Improvement, Series A (RB) 5.00%, 05/01/15	933,914
450,000	North Carolina, Infrastructure Financing Corp., Series A (CP) 5.00%, 02/01/14	507,159
250,000	North Carolina, Infrastructure Financing Corp., Series A (CP) (AGM) 5.00%, 05/01/14	283,702

Principal Amount		Value

North Carolina: (continued)
$500,000	Wake County, North Carolina, Series D (GO) 4.00%, 02/01/15	$559,740

		2,663,387

Ohio: 3.2%
500,000	Columbus, Ohio State, Series D (GO) 5.00%, 12/15/14	578,925
400,000	Hamilton County, Ohio Sales Tax, Subordinate Series A (RB) (AMBAC) 4.50%, 12/01/15	446,412
250,000	Ohio State Common Schools, Series D (GO) 5.00%, 09/15/13	278,940
750,000	Ohio State Department of Administrative Services, Series A (CP) (NATL) 5.00%, 09/01/13	825,465
300,000	Ohio State Highway Capital Improvement, Series J (GO) 5.00%, 05/01/13	330,507
250,000	Ohio State Major New State Infrastructure Project, Series 2007-1 (RB) (AGM) 5.00%, 06/15/14	284,570
250,000	Ohio State University, Series A (RB) 5.00%, 12/01/13	281,370
250,000	Ohio State, Series C (GO) 5.00%, 09/15/15	291,170

		3,317,359

Pennsylvania: 3.4%
400,000	Allegheny County, Pennsylvania Hospital Development Authority, Pittsburgh University Medical Center, Series A (RB) 5.00%, 05/15/14	448,588
400,000	Allegheny County, Pennsylvania Hospital Development Authority, Pittsburgh University Medical Center, Series A (RB) 5.00%, 09/01/13	442,484
1,000,000	Pennsylvania State Commonwealth, First Series (GO) 5.00%, 05/15/15	1,163,810
850,000	Pennsylvania State Turnpike Commission, Registration Fee Revenue, Series A (RB) (AGM) 5.00%, 07/15/15	970,793
500,000	Philadelphia Pennsylvania Gas Works, Seventh Series (RB) (AMBAC) 5.00%, 10/01/15	553,765

		3,579,440

Puerto Rico: 4.3%
250,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Series C (RB) (AMBAC) 5.50%, 07/01/13	272,422
250,000	Puerto Rico Commonwealth, Government Development, Series B (RB) 5.00%, 12/01/14	272,662

See Notes to Financial Statements

Principal Amount		Value

Puerto Rico: (continued)
$500,000	Puerto Rico Commonwealth, Government Development, Series B (RB) 5.00%, 12/01/15	$548,490
250,000	Puerto Rico Commonwealth, Public Improvement, Series A (GO) 5.00%, 07/01/34 (b)	287,710
750,000	Puerto Rico Commonwealth, Public Improvement, Series A (GO) (AGO) 5.00%, 07/01/15	831,990
425,000	Puerto Rico Electric Power Authority, Series QQ (RB) (XLCA) 5.25%, 07/01/14	472,404
200,000	Puerto Rico Electric Power Authority, Series SS (RB) (NATL) 5.00%, 07/01/14	220,554
75,000	Puerto Rico Electric Power Authority, Series UU (RB) (NATL) 4.00%, 07/01/14	80,077
250,000	Puerto Rico Public Buildings Authority, Government Facilities, Series J (RB) (COMWLTH GTD) 5.00%, 07/01/28 (b) (c)	260,433
300,000	Puerto Rico Public Buildings Authority, Government Facilities, Series M (RB) (COMWLTH GTD) 5.75%, 07/01/15	335,208
575,000	Puerto Rico Sales Tax Financing Corp., Sales Tax, First Sub-Series A (RB) 5.00%, 08/01/39 (c)	595,033
250,000	Puerto Rico Sales Tax Financing Corp., Sales Tax, First Sub-Series A (RB) 3.75%, 08/01/15	272,308

		4,449,291

Rhode Island: 0.5%
500,000	Rhode Island Clean Water Finance Agency, Water Pollution Control, Series A (RB) 4.00%, 10/01/14	555,965

South Carolina: 0.3%
250,000	Greenville County, South Carolina School District Installment (RB) 5.00%, 12/01/11	261,520

Texas: 2.7%
250,000	Houston, Texas Independent School District (GO) 5.00%, 02/15/14	282,825
250,000	Houston, Texas Utility System, Combined 1st Lien Series A (RB) (AGM) 5.25%, 11/15/14	290,497
500,000	Texas A&M University, Revenue Financing System, Series D (RB) 5.00%, 05/15/12	534,325
250,000	Texas Municipal Gas Acquisition & Supply Corp., Senior Lien Series A (RB) 5.00%, 12/15/14	266,028

Principal Amount		Value

Texas: (continued)
$500,000	Texas Public Finance Authority, Series A (GO) 5.00%, 10/01/15	$586,175
250,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 5.00%, 04/01/14	283,722
125,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 4.00%, 04/01/13	135,033
415,000	Texas Water Development Board, State Revolving Fund, Sub-Series B (RB) 5.625%, 07/15/14	484,376

		2,862,981

Virginia: 3.1%
500,000	Fairfax County, Virginia Public Improvement, Series A (GO) (SAW) 5.00%, 04/01/14	569,975
125,000	Loudoun County, Virginia, Series B (GO) (SAW) 5.00%, 12/01/13	141,051
1,000,000	Virginia Beach Development Authority (RB) 4.00%, 08/01/15	1,115,030
500,000	Virginia Commonwealth Transportation Board, Federal Highway Anticipation Note (RB) 5.00%, 10/01/13	558,920
250,000	Virginia Commonwealth Transportation Board, Federal Highway Anticipation Note (RB) 5.00%, 10/01/12	270,870
500,000	Virginia State, Series A (GO) 5.00%, 06/01/13	556,460

		3,212,306

Washington: 0.5%
250,000	Port Seattle, Washington Intermediate Lien, Series A (RB) (NATL) 5.25%, 03/01/14	280,142
250,000	Washington State (GO) 5.00%, 01/01/13	273,128

		553,270

Wisconsin: 0.5%
525,000	Wisconsin State, Series C (GO) 3.00%, 05/01/13	553,870

Total Municipal Bonds (Cost: $100,801,070)		103,107,748

Number of Shares

Money Market Fund: 0.2% (Cost: $269,316)
269,316	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	269,316

Total Investments: 98.7% (Cost: $101,070,386)		103,377,064
Other assets less liabilities: 1.3%		1,309,948

NET ASSETS: 100.0%		$104,687,012

See Notes to Financial Statements

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
CIFG	CDC Ixis Financial Guaranty
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
ST	Special Tax
XLCA	Syncora Guarantee, Inc.

(a)	Zero Coupon Bond - the rate shown is the effective yield at purchase date
(b)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(c)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor

Summary of Investments By Sector (unaudited)	% of Investments	Value

Airport	0.7%	$697,125
Development	3.0	3,120,764
Education	3.5	3,664,097
Facilities	9.3	9,637,920
General Obligation	41.0	42,423,819
Higher Education	10.5	10,827,800
Medical	3.8	3,898,385
Multifamily Housing	0.1	108,466
Pollution	0.5	539,080
Power	2.4	2,438,505
School District	5.4	5,590,980
Transportation	15.3	15,806,675
Utilities	0.5	534,483
Water	3.7	3,819,649
Money Market Fund	0.3	269,316

	100.0%	$103,377,064

The summary of inputs used to value the Fund’s investments as of October 31, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Municipal Bonds*	$—	$103,107,748	$—	$103,107,748
Money Market Fund	269,316	—	—	269,316

Total	$269,316	$103,107,748	$—	$103,377,064

* See Schedule of Investments for security type and geographic sector breakouts

See Notes to Financial Statements

EMERGING MARKETS LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS
October 31, 2010 (unaudited)

Principal Amount			Value

FOREIGN DEBT OBLIGATIONS: 97.6%
Brazil: 8.3%
BRL	3,267,000	Banco do Brasil S.A. – Grand Cayman Branch 9.75%, 07/18/17	$1,965,611
BRL	4,761,000	Brazil Letras do Tesouro Nacional 11.98%, 07/01/12	2,297,470
		Brazil Notas do Tesouro Nacional, Series F
BRL	1,765,000	10.00%, 01/01/12	1,024,343
BRL	1,840,000	10.00%, 01/01/13	1,046,921
BRL	500,000	10.00%, 01/01/14	280,338
BRL	1,200,000	10.00%, 01/01/21	624,054
BRL	2,950,000	Cia Energetica de Sao Paulo 9.75%, 01/15/15	2,213,325

			9,452,062

Chile: 2.9%
CLP	1,519,500,000	Chile Government International Bond 5.50%, 08/05/20	3,294,615

Colombia: 3.9%
		Colombia Government International Bonds
COP	1,801,000,000	7.75%, 04/14/21	1,201,041
COP	3,438,000,000	12.00%, 10/22/15	2,539,510
COP	805,000,000	Republic of Colombia 9.85%, 06/28/27	660,080

			4,400,631

Egypt: 2.8%
EGP	18,680,000	Egypt Government International Bond 8.75%, 07/18/12	3,202,877

Germany: 0.1%
EUR	140,000	Kreditanstalt fuer Wiederaufbau 12.00%, 11/03/10	82,522

Hungary: 4.6%
		Hungary Government Bonds
HUF	29,340,000	5.50%, 02/12/14	145,504
HUF	310,210,000	5.50%, 02/12/16	1,496,410
HUF	28,220,000	6.00%, 10/24/12	144,449
HUF	121,080,000	6.50%, 06/24/19	599,906
HUF	41,600,000	6.75%, 02/12/13	215,115
HUF	137,910,000	6.75%, 02/24/17	700,794
HUF	130,100,000	7.25%, 06/12/12	679,018
HUF	92,880,000	7.50%, 10/24/13	488,228
HUF	40,660,000	7.50%, 11/12/20	215,507
HUF	105,000,000	8.00%, 02/12/15	562,493

			5,247,424

Indonesia: 7.2%
		Indonesia Treasury Bonds
IDR	1,378,000,000	9.00%, 09/15/13	165,456
IDR	6,177,000,000	9.50%, 07/15/23	785,107
IDR	5,269,000,000	10.00%, 07/15/17	687,817
IDR	5,067,000,000	10.00%, 02/15/28	659,731
IDR	4,254,000,000	10.25%, 07/15/22	568,004
IDR	9,962,000,000	10.25%, 07/15/27	1,312,425
IDR	3,135,000,000	10.50%, 08/15/30	425,610

Principal Amount			Value

Indonesia: (continued)
IDR	3,574,000,000	10.75%, 05/15/16	$475,199
IDR	1,562,000,000	11.00%, 10/15/14	202,746
IDR	1,528,000,000	11.00%, 11/15/20	212,206
IDR	7,509,000,000	11.00%, 09/15/25	1,057,547
IDR	2,125,000,000	11.25%, 05/15/14	274,579
IDR	1,686,000,000	11.50%, 09/15/19	239,113
IDR	1,586,000,000	12.00%, 09/15/26	238,390
IDR	2,511,000,000	12.50%, 03/15/13	320,718
IDR	1,737,000,000	12.80%, 06/15/21	267,356
IDR	1,810,000,000	12.90%, 06/15/22	282,413

			8,174,417

Malaysia: 9.4%
		Malaysia Government Bonds
MYR	1,100,000	2.51%, 08/27/12	349,896
MYR	1,985,000	3.21%, 05/31/13	637,420
MYR	1,515,000	3.50%, 05/31/27	454,052
MYR	4,291,000	3.70%, 05/15/13	1,394,570
MYR	3,673,000	3.70%, 02/25/13	1,193,731
MYR	2,360,000	3.72%, 06/15/12	766,417
MYR	3,979,000	3.74%, 02/27/15	1,295,002
MYR	6,301,000	4.24%, 02/07/18	2,090,492
MYR	616,000	4.26%, 09/15/16	205,391
MYR	1,071,000	4.38%, 11/29/19	358,673
MYR	1,614,000	4.71%, 09/15/26	559,018
MYR	4,198,000	5.09%, 04/30/14	1,425,588

			10,730,250

Mexico: 8.9%
		Mexican Bonds
MXN	3,500,000	7.50%, 06/21/12	297,549
MXN	2,178,300	7.50%, 06/03/27	192,690
MXN	21,191,200	7.75%, 12/14/17	1,921,094
MXN	2,300,000	8.00%, 12/19/13	202,374
MXN	21,447,900	8.00%, 06/11/20	1,996,342
MXN	10,744,000	8.50%, 12/13/18	1,018,726
MXN	2,000,000	8.50%, 05/31/29	191,329
MXN	14,344,500	9.00%, 12/20/12	1,264,246
MXN	1,885,100	9.00%, 06/20/13	168,167
MXN	17,416,300	9.50%, 12/18/14	1,633,624
MXN	7,233,100	10.00%, 12/05/24	789,383
MXN	3,843,000	10.00%, 11/20/36	424,171

			10,099,695

Netherlands: 1.2%
		Rabobank Nederland NV
EUR	8,730,000	9.20%, 09/28/15	777,672
EUR	3,800,000	11.00%, 07/23/12	579,571

			1,357,243

Peru: 3.0%
		Peru Government Bonds
PEN	1,725,000	6.90%, 08/12/37	671,527
PEN	1,398,000	6.95%, 08/12/31	537,402
PEN	1,768,000	7.84%, 08/12/20	743,138
PEN	2,002,000	8.20%, 08/12/26	862,770
PEN	823,000	8.60%, 08/12/17	358,760
PEN	453,000	9.91%, 05/05/15	198,303

			3,371,900

See Notes to Financial Statements

EMERGING MARKETS LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount			Value

Philippines: 3.1%
PHP	144,000,000	Philippine Government International Bond 4.95%, 01/15/21	$3,565,446

Poland: 9.5%
		Poland Government Bonds
PLN	1,454,000	4.41%, 01/25/12	483,460
PLN	1,656,000	4.63%, 07/25/12	536,488
PLN	4,052,000	4.75%, 04/25/12	1,422,624
PLN	895,000	4.78%, 10/25/12	286,040
PLN	4,741,000	5.00%, 10/24/13	1,665,239
PLN	1,682,000	5.25%, 04/25/13	595,911
PLN	334,000	5.25%, 10/25/17	115,786
PLN	4,233,000	5.25%, 10/25/20	1,441,962
PLN	802,000	5.50%, 04/25/15	284,528
PLN	1,499,000	5.50%, 10/25/19	521,918
PLN	2,152,000	5.75%, 04/25/14	771,597
PLN	2,078,000	5.75%, 09/23/22	731,627
PLN	5,542,000	6.25%, 10/24/15	2,024,891

			10,882,071

Russia: 4.3%
		Russian Federal Bonds
RUB	7,522,000	6.20%, 11/09/11	248,095
RUB	14,887,000	6.85%, 08/01/12	492,821
RUB	11,990,000	6.88%, 07/15/15	388,370
RUB	14,766,000	6.90%, 08/03/16	475,961
RUB	21,677,000	7.15%, 01/23/13	723,206
RUB	13,995,000	8.10%, 11/26/14	480,797
RUB	15,375,000	11.20%, 12/17/14	582,469
RUB	2,800,000	11.30%, 10/17/12	100,541
RUB	3,899,000	11.90%, 01/18/12	137,033
RUB	21,344,000	12.00%, 03/27/13	789,509
RUB	12,260,000	12.00%, 08/20/14	470,817

			4,889,619

South Africa: 8.2%
ZAR	2,350,000	Eskom Holdings Ltd. 7.85%, 04/02/26	311,571
		South Africa Government Bonds
ZAR	9,150,000	6.25%, 03/31/36	1,059,149
ZAR	1,438,804	6.75%, 03/31/21	190,201
ZAR	4,956,000	7.00%, 02/28/31	637,606
ZAR	1,000,000	7.25%, 01/15/20	138,381
ZAR	1,384,000	7.50%, 01/15/14	203,871
ZAR	4,487,000	8.00%, 12/21/18	657,123
ZAR	1,923,752	8.25%, 09/15/17	286,427
ZAR	2,210,000	8.75%, 12/21/14	339,191
ZAR	4,475,000	10.50%, 12/21/26	784,626
ZAR	5,355,000	13.50%, 09/15/15	971,760
		Transnet Ltd.
ZAR	3,500,000	10.50%, 09/17/20	552,047
ZAR	19,900,000	10.80%, 11/06/23	3,196,594

			9,328,547

Supranational: 3.5%
		European Bank for Reconstruction & Development
MXN	6,000,000	7.30%, 08/20/13	507,094
BRL	1,130,000	9.25%, 09/10/12	680,471

Principal Amount			Value

Supranational: (continued)
		European Investment Bank
HUF	108,000,000	6.50%, 01/05/15	$583,019
ZAR	8,760,000	8.00%, 10/21/13	1,308,586
BRL	2,300,000	9.06%, 10/22/19	639,761
		International Bank for Reconstruction & Development
MXN	777,000	8.25%, 06/24/11	64,522
BRL	300,000	9.50%, 03/02/17	183,435

			3,966,888

Thailand: 8.4%
		Thailand Government Bonds
THB	5,120,000	3.63%, 05/22/15	176,670
THB	11,215,000	3.63%, 06/16/23	383,425
THB	8,160,000	4.13%, 11/18/16	289,281
THB	9,092,000	4.25%, 03/13/13	316,406
THB	20,560,000	4.75%, 12/20/24	784,611
THB	8,395,000	4.88%, 06/22/29	336,608
THB	32,004,000	5.13%, 03/13/18	1,209,718
THB	24,271,000	5.25%, 07/13/13	868,472
THB	66,328,000	5.25%, 05/12/14	2,406,919
THB	11,244,000	5.40%, 07/27/16	423,044
THB	32,705,000	5.63%, 01/12/19	1,285,278
THB	26,678,000	5.85%, 03/31/21	1,090,436

			9,570,868

Turkey: 8.3%
		Turkey Government Bonds
TRY	176,000	7.40%, 11/16/11	113,897
TRY	2,790,000	8.28%, 01/25/12	1,777,507
TRY	1,475,000	8.64%, 04/25/12	923,222
TRY	1,895,600	10.00%, 01/09/13	1,390,164
TRY	1,698,000	10.00%, 04/10/13	1,250,290
TRY	900,000	10.00%, 06/17/15	675,243
TRY	730,000	10.50%, 01/15/20	580,121
TRY	210,000	11.00%, 08/06/14	162,768
TRY	1,706,400	14.00%, 09/26/12	1,323,797
TRY	1,695,000	16.00%, 03/07/12	1,311,403

			9,508,412

Total Foreign Debt Obligations (Cost: $107,783,305)			111,125,487

Number of Shares

MONEY MARKET FUND: 0.0% (Cost: $32,335)
	32,335	Dreyfus Government Cash Management Fund	32,335

Total Investments: 97.6% (Cost: $107,815,640)			111,157,822
Other assets less liabilities: 2.4%			2,724,246

NET ASSETS: 100.0%			$113,882,068

See Notes to Financial Statements

Currency Type

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Rouble
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand

Summary of Investments By Sector (unaudited)	% of Investments	Value

Financial	3.1%	$3,405,376
Government	91.5	101,758,145
Industrial	3.4	3,748,641
Utilities	2.0	2,213,325
Money Market Fund	0.0	32,335

	100.0%	$111,157,822

The summary of inputs used to value the Fund’s investments as of October 31, 2010 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Foreign Debt Obligations*	$—	$111,125,487	$—	$111,125,487
Money Market Fund	32,335	—	—	32,335

Total	$32,335	$111,125,487	$—	$111,157,822

*See Schedule of Investments for security type and geographic sector breakouts

See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2010 (unaudited)

	High-Yield Municipal Index ETF	Intermediate Municipal Index ETF	Long Municipal Index ETF	Pre-Refunded Municipal Index ETF	Short Municipal Index ETF	Emerging Markets Local Currency Bond ETF

Assets:
Investments, at value (1)	$213,311,273	$224,977,201	$71,757,267	$37,390,653	$103,377,064	$111,157,822
Cash	714,556	—	512,761	—	—	—
Cash denominated in foreign currency (2)	—	—	—	—	—	813,871
Receivables:
Investment securities sold	—	2,245,952	—	483,722	—	—
Shares sold	—	4,420,008	—	—	—	—
Dividends and interest	4,390,080	3,068,587	1,011,235	578,006	1,360,129	1,962,053
Prepaid expenses	24,568	17,595	8,233	819	11,099	14,608

Total assets	218,440,477	234,729,343	73,289,496	38,453,200	104,748,292	113,948,354

Liabilities:
Payables:
Investment securities purchased	489,205	6,806,260	489,205	—	—	—
Due to Adviser	63,260	45,063	14,328	7,550	17,403	28,168
Due to custodian	—	—	—	487,057	—	—
Deferred trustee fees	4,036	3,847	1,859	1,065	2,038	78
Accrued expenses	44,153	41,437	56,755	43,914	41,839	38,040

Total liabilities	600,654	6,896,607	562,147	539,586	61,280	66,286

NET ASSETS	$217,839,823	$227,832,736	$72,727,349	$37,913,614	$104,687,012	$113,882,068

Shares outstanding	7,000,000	10,300,000	3,850,000	1,500,000	5,950,000	4,200,000

Net asset value, redemption and offering price per share	$31.12	$22.12	$18.89	$25.28	$17.59	$27.11

Net assets consist of:
Aggregate paid in capital	$198,292,150	$219,401,613	$71,116,190	$37,044,529	$101,820,916	$110,025,666
Net unrealized appreciation	15,464,243	7,445,260	3,510,714	742,722	2,306,678	3,365,361
Undistributed net investment income	2,752,225	697,362	338,821	45,395	213,408	407,989
Accumulated net realized gain (loss)	1,331,205	288,501	(2,238,376)	80,968	346,010	83,052

	$217,839,823	$227,832,736	$72,727,349	$37,913,614	$104,687,012	$113,882,068

(1) Cost of Investments	$197,847,030	$217,531,941	$68,246,553	$36,647,931	$101,070,386	$107,815,640

(2) Cost of cash denominated in foreign currency	$—	$—	$—	$—	$—	$819,267

See Notes to Financial Statements

STATEMENTS OF OPERATIONS
For the Six Months Ended October 31, 2010 (unaudited)

	High-Yield Municipal Index ETF	Intermediate Municipal Index ETF	Long Municipal Index ETF	Pre-Refunded Municipal Index ETF	Short Municipal Index ETF	Emerging Markets Local Currency Bond ETF*

Income:
Interest	$6,090,605	$3,522,508	$1,441,261	$297,392	$1,097,578	$1,020,123
Foreign taxes withheld	—	—	—	—	—	(50,762)

Total income	6,090,605	3,522,508	1,441,261	297,392	1,097,578	969,361

Expenses:
Management fees	408,501	232,893	74,307	46,579	111,612	60,449
Professional fees	42,056	34,703	25,072	22,180	24,742	13,209
Insurance	1,612	1,130	716	656	851	—
Trustees’ fees and expenses	448	315	143	128	310	405
Reports to shareholders	8,484	13,305	1,726	11,551	4,366	3,493
Indicative optimized portfolio value fee	5,450	14,250	16,618	6,375	13,046	7,736
Custodian fees	2,524	2,569	4,050	1,196	2,821	4,627
Registration fees	5,441	1,582	3,714	3,272	4,037	1,718
Transfer agent fees	331	2,202	2,713	297	1,971	734
Fund accounting fees	3,987	7,584	14,557	3,649	16,491	9,200
Interest	552	782	183	116	377	4,744
Other	3,529	15,043	13,525	3,419	7,222	2,935

Total expenses	482,915	326,358	157,324	99,418	187,846	109,250
Waiver of management fees	(160,203)	(98,543)	(46,925)	(32,029)	(78,047)	(19,878)
Expenses assumed by the Adviser	—	—	(37,786)	(21,976)	(13,419)	—

Net expenses	322,712	227,815	72,613	45,413	96,380	89,372

Net investment income	5,767,893	3,294,693	1,368,648	251,979	1,001,198	879,989

Realized gain (loss) on:
Investments	324,027	252,566	(80,196)	77,915	254,821	29,139
Forward foreign currency contracts and foreign currency transactions	—	—	—	—	—	53,913

Net realized gain (loss)	324,027	252,566	(80,196)	77,915	254,821	83,052

Change in unrealized appreciation (depreciation) on:
Investments	2,246,119	4,168,472	1,221,225	367,086	1,132,780	3,342,707
Forward foreign currency contracts and foreign denominated assets and liabilities	—	—	—	—	—	22,654

Change in net unrealized appreciation	2,246,119	4,168,472	1,221,225	367,086	1,132,780	3,365,361

Net Increase in Net Assets Resulting from Operations	$8,338,039	$7,715,731	$2,509,677	$696,980	$2,388,799	$4,328,402

* For the period July 22, 2010 (commencement of operations) through October 31, 2010.

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	High-Yield Municipal Index ETF		Intermediate Municipal Index ETF

	For the Six Months Ended October 31, 2010	For the Year Ended April 30, 2010	For the Six Months Ended October 31, 2010	For the Year Ended April 30, 2010

	(unaudited)		(unaudited)
Operations:
Net investment income	$5,767,893	$7,969,707	$3,294,693	$3,469,479
Net realized gain (loss)	324,027	973,497	252,566	38,649
Change in net unrealized appreciation	2,246,119	11,517,677	4,168,472	2,753,825

Net increase in net assets resulting from operations	8,338,039	20,460,881	7,715,731	6,261,953

Dividends and Distributions to shareholders:
Dividends from net investment income	(5,082,600)	(6,451,700)	(3,075,400)	(3,174,300)
Distributions from net realized capital gains	—	—	—	(19,600)

Total dividends and distributions	(5,082,600)	(6,451,700)	(3,075,400)	(3,193,900)

Share transactions:**
Proceeds from sale of shares	55,374,038	66,550,431	64,013,760	106,265,147
Cost of shares redeemed	—	—	—	(2,070,263)

Increase (decrease) in net assets resulting from share transactions	55,374,038	66,550,431	64,013,760	104,194,884

Total increase (decrease) in net assets	58,629,477	80,559,612	68,654,091	107,262,937
Net Assets, beginning of period	159,210,346	78,650,734	159,178,645	51,915,708

Net Assets, end of period†	$217,839,823	$159,210,346	$227,832,736	$159,178,645

† Including undistributed net investment income	$2,752,225	$2,066,932	$697,362	$478,069

** Shares of Common Stock Issued (no par value)
Shares sold	1,800,000	2,200,000	2,900,000	5,000,000
Shares redeemed	—	—	—	(100,000)

Net increase (decrease)	1,800,000	2,200,000	2,900,000	4,900,000

* Commencement of operations

See Notes to Financial Statements

	Long Municipal Index ETF		Pre-Refunded Municipal Index ETF

	For the Six Months Ended October 31, 2010	For the Year Ended April 30, 2010	For the Six Months Ended October 31, 2010	For the Year Ended April 30, 2010

	(unaudited)		(unaudited)
Operations:
Net investment income	$1,368,648	$1,866,542	$251,979	$452,433
Net realized gain (loss)	(80,196)	(301,116)	77,915	3,053
Change in net unrealized appreciation	1,221,225	2,779,809	367,086	306,173

Net increase in net assets resulting from operations	2,509,677	4,345,235	696,980	761,659

Dividends and Distributions to shareholders:
Dividends from net investment income	(1,272,150)	(1,800,225)	(255,400)	(419,300)
Distributions from net realized capital gains	—	—	—	—

Total dividends and distributions	(1,272,150)	(1,800,225)	(255,400)	(419,300)

Share transactions:**
Proceeds from sale of shares	18,779,158	23,544,272	2,529,844	19,837,071
Cost of shares redeemed	—	(3,626,037)	(5,022,388)	—

Increase (decrease) in net assets resulting from share transactions	18,779,158	19,918,235	(2,492,544)	19,837,071

Total increase (decrease) in net assets	20,016,685	22,463,245	(2,050,964)	20,179,430
Net Assets, beginning of period	52,710,664	30,247,419	39,964,578	19,785,148

Net Assets, end of period†	$72,727,349	$52,710,664	$37,913,614	$39,964,578

† Including undistributed net investment income	$338,821	$242,323	$45,395	$48,816

** Shares of Common Stock Issued (no par value)
Shares sold	1,000,000	1,300,000	100,000	800,000
Shares redeemed	—	(200,000)	(200,000)	—

Net increase (decrease)	1,000,000	1,100,000	(100,000)	800,000

	Short Municipal Index ETF		Emerging Markets Local Currency Bond ETF

	For the Six Months Ended October 31, 2010	For the Year Ended April 30, 2010	For the Period July 22, 2010* through October 31, 2010

	(unaudited)		(unaudited)
Operations:
Net investment income	$1,001,198	$1,244,427	$879,989
Net realized gain (loss)	254,821	96,585	83,052
Change in net unrealized appreciation	1,132,780	837,301	3,365,361

Net increase in net assets resulting from operations	2,388,799	2,178,313	4,328,402

Dividends and Distributions to shareholders:
Dividends from net investment income	(958,000)	(1,124,900)	(472,000)
Distributions from net realized capital gains	—	—	—

Total dividends and distributions	(958,000)	(1,124,900)	(472,000)

Share transactions:**
Proceeds from sale of shares	14,034,691	63,625,564	115,171,814
Cost of shares redeemed	—	—	(5,146,148)

Increase (decrease) in net assets resulting from share transactions	14,034,691	63,625,564	110,025,666

Total increase (decrease) in net assets	15,465,490	64,678,977	113,882,068
Net Assets, beginning of period	89,221,522	24,542,545	—

Net Assets, end of period†	$104,687,012	$89,221,522	$113,882,068

	$213,408	$170,210	$407,989

† Including undistributed net investment income

** Shares of Common Stock Issued (no par value)
Shares sold	800,000	3,700,000	4,400,000
Shares redeemed	—	—	(200,000)

Net increase (decrease)	800,000	3,700,000	4,200,000

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period:

	HIGH-YIELD MUNICIPAL INDEX ETF

	For the Six Months Ended October 31, 2010		For the Year Ended April 30, 2010	For the Period February 4, 2009 (a) through April 30, 2009

	(unaudited)
Net Asset Value, Beginning of Period	$30.62		$26.22	$25.46

Income from Investment Operations:
Net Investment Income	0.87		2.08	0.54
Net Realized and Unrealized Gain on investments	0.51		4.17	0.55

Total from Investment Operations	1.38		6.25	1.09

Less:
Dividends from Net Investment Income	(0.88)		(1.85)	(0.33)

Total Dividends	(0.88)		(1.85)	(0.33)

Net Asset Value, End of Period	$31.12		$30.62	$26.22

Total Return (d)	4.53	%(e)	24.47%	4.32	%(e)

Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$217,840		$159,210	$78,651
Ratio of Gross Expenses to Average Net Assets	0.52	%(f)	0.65%	0.71	%(f)
Ratio of Net Expenses to Average Net Assets	0.35	%(f)	0.35%	0.35	%(f)
Ratio of Net Expenses, Excluding Interest Expense, to Average Net Assets	0.35	%(f)	0.35%	0.35	%(f)
Ratio of Net Investment Income to Average Net Assets	6.25	%(f)	7.45%	9.11	%(f)
Portfolio turnover rate	19	%(e)	19%	0	%(e)

	INTERMEDIATE MUNICIPAL INDEX ETF (b)

	For the Six Months Ended October 31, 2010		For the Year Ended April 30, 2010	For the Year Ended April 30, 2009	For the Period December 4, 2007 (a) through April 30, 2008

	(unaudited)
Net Asset Value, Beginning of Period	$21.51		$20.77	$20.63	$20.80

Income from Investment Operations:
Net Investment Income	0.37		0.75	0.76	0.29
Net Realized and Unrealized Gain (Loss) on investments	0.61		0.75	0.10	(0.20)

Total from Investment Operations	0.98		1.50	0.86	0.09

Less:
Dividends from Net Investment Income	(0.37)		(0.76)	(0.72)	(0.26)
Distributions from Net Realized Capital Gains	—		— (c)	—	—

Total Dividends and Distributions	(0.37)		(0.76)	(0.72)	(0.26)

Net Asset Value, End of Period	$22.12		$21.51	$20.77	$20.63

Total Return (d)	4.53	%(e)	7.35%	4.32%	0.43	%(e)

Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$227,833		$159,179	$51,916	$15,473
Ratio of Gross Expenses to Average Net Assets	0.34	%(f)	0.45%	0.70%	1.60	%(f)
Ratio of Net Expenses to Average Net Assets	0.24	%(f)	0.23%	0.20%	0.20	%(f)
Ratio of Net Expenses, Excluding Interest Expense, to Average Net Assets	0.24	%(f)	0.23%	0.20%	0.20	%(f)
Ratio of Net Investment Income to Average Net Assets	3.48	%(f)	3.73%	3.97%	3.53	%(f)
Portfolio turnover rate	6	%(e)	22%	11%	0	%(e)

(a)	Commencement of operations
(b)	On October 24, 2008, each Fund effected a stock split as described in the Notes to Financial Statements. Per share data prior to this date has been adjusted to give effect to the stock split.
(c)	Amount represents less than $0.005 per share
(d)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(e)	Not Annualized
(f)	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period:

	LONG MUNICIPAL INDEX ETF (b)

	For the Six Months Ended October 31, 2010		For the Year Ended April 30, 2010	For the Year Ended April 30, 2009	For the Period January 2, 2008 (a) through April 30, 2008

	(unaudited)
Net Asset Value, Beginning of Period	$18.49		$17.28	$19.31	$20.00

Income from Investment Operations:
Net Investment Income	0.41		0.83	0.86	0.24
Net Realized and Unrealized Gain (Loss) on investments	0.40		1.23	(2.07)	(0.72)

Total from Investment Operations	0.81		2.06	(1.21)	(0.48)

Less:
Dividends from Net Investment Income	(0.41)		(0.85)	(0.82)	(0.21)

Total Dividends	(0.41)		(0.85)	(0.82)	(0.21)

Net Asset Value, End of Period	$18.89		$18.49	$17.28	$19.31

Total Return (c)	4.41	%(d)	12.20%	(6.24)%	(2.42	)%(d)

Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$72,727		$52,711	$30,247	$24,142
Ratio of Gross Expenses to Average Net Assets	0.52	%(e)	0.64%	0.78%	1.47	%(e)
Ratio of Net Expenses to Average Net Assets	0.24	%(e)	0.25%	0.24%	0.24	%(e)
Ratio of Net Expenses, Excluding Interest Expense, to Average Net Assets	0.24	%(e)	0.24%	0.24%	0.24	%(e)
Ratio of Net Investment Income to Average Net Assets	4.53	%(e)	4.78%	5.15%	4.48	%(e)
Portfolio turnover rate	3	%(d)	20%	44%	0	%(d)

	PRE-REFUNDED MUNICIPAL INDEX ETF

	For the Six Months Ended October 31, 2010		For the Year Ended April 30, 2010	For the Period February 2, 2009 (a) through April 30, 2009

	(unaudited)
Net Asset Value, Beginning of Period	$24.98		$24.73	$24.76

Income from Investment Operations:
Net Investment Income	0.17		0.35	0.06
Net Realized and Unrealized Gain (Loss) on investments	0.30		0.24	(0.05)

Total from Investment Operations	0.47		0.59	0.01

Less:
Dividends from Net Investment Income	(0.17)		(0.34)	(0.04)

Total Dividends	(0.17)		(0.34)	(0.04)

Net Asset Value, End of Period	$25.28		$24.98	$24.73

Total Return (c)	1.85	%(d)	2.38%	0.06	%(d)

Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$37,914		$39,965	$19,785
Ratio of Gross Expenses to Average Net Assets	0.53	%(e)	0.67%	1.26	%(e)
Ratio of Net Expenses to Average Net Assets	0.24	%(e)	0.24%	0.24	%(e)
Ratio of Net Expenses, Excluding Interest Expense, to Average Net Assets	0.24	%(e)	0.24%	0.24	%(e)
Ratio of Net Investment Income to Average Net Assets	1.34	%(e)	1.44%	1.29	%(e)
Portfolio turnover rate	19	%(d)	8%	0	%(d)

(a)	Commencement of operations
(b)	On October 24, 2008, each Fund effected a stock split as described in the Notes to Financial Statements. Per share data prior to this date has been adjusted to give effect to the stock split.
(c)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(d)	Not Annualized
(e)	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period:

	SHORT MUNICIPAL INDEX ETF (b)

	For the Six Months Ended October 31, 2010		For the Year Ended April 30, 2010	For the Year Ended April 30, 2009	For the Period February 22, 2008 (a) through April 30, 2008

	(unaudited)
Net Asset Value, Beginning of Period	$17.32		$16.93	$16.47	$16.53

Income from Investment Operations:
Net Investment Income	0.18		0.39	0.43	0.08
Net Realized and Unrealized Gain (Loss) on investments	0.27		0.39	0.46	(0.07)

Total from Investment Operations	0.45		0.78	0.89	0.01

Less:
Dividends from Net Investment Income	(0.18)		(0.39)	(0.43)	(0.07)

Total Dividends	(0.18)		(0.39)	(0.43)	(0.07)

Net Asset Value, End of Period	$17.59		$17.32	$16.93	$16.47

Total Return (c)	2.60	%(d)	4.64%	5.50%	0.07	%(d)

Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$104,687		$89,222	$24,543	$4,942
Ratio of Gross Expenses to Average Net Assets	0.39	%(e)	0.55%	1.11%	5.85	%(e)
Ratio of Net Expenses to Average Net Assets	0.20	%(e)	0.20%	0.16%	0.16	%(e)
Ratio of Net Expenses, Excluding Interest Expense, to Average Net Assets	0.20	%(e)	0.19%	0.16%	0.16	%(e)
Ratio of Net Investment Income to Average Net Assets	2.08	%(e)	2.31%	2.88%	2.70	%(e)
Portfolio turnover rate	17	%(d)	43%	20%	55	%(d)

	EMERGING MARKETS LOCAL CURRENCY BOND ETF

	July 22, 2010 (a) through October 31, 2010

	(unaudited)
Net Asset Value, Beginning of Period	$25.11

Income from Investment Operations:
Net Investment Income	0.29
Net Realized and Unrealized Gain on investments	1.90

Total from Investment Operations	2.19

Less:
Dividends from Net Investment Income	(0.19)

Total Dividends	(0.19)

Net Asset Value, End of Period	$27.11

Total Return (c)	8.73	%(d)

Ratios/Supplemental Data
Net Assets, End of Period (000’s)	$113,882
Ratio of Gross Expenses to Average Net Assets	0.62	%(e)
Ratio of Net Expenses to Average Net Assets	0.51	%(e)
Ratio of Net Expenses, Excluding Interest Expense, to Average Net Assets	0.48	%(e)
Ratio of Net Investment Income to Average Net Assets	5.00	%(e)
Portfolio turnover rate	2	%(d)

(a)	Commencement of operations
(b)	On October 24, 2008, each Fund effected a stock split as described in the Notes to Financial Statements. Per share data prior to this date has been adjusted to give effect to the stock split.
(c)

Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(d)	Not Annualized
(e)	Annualized

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
October 31, 2010 (unaudited)

Note 1—Fund Organization—Market Vectors ETF Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of October 31, 2010, offers twenty eight investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: High-Yield Municipal Index ETF (“High-Yield”), Intermediate Municipal Index ETF (“Intermediate”), Long Municipal Index ETF (“Long”), Pre-Refunded Municipal Index ETF (“Pre-Refunded”), Short Municipal Index ETF (“Short”), and Emerging Markets Local Currency Bond ETF (“Emerging Markets”), each a “Fund” and collectively the “Funds”. Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its Index. The Funds expect to use a sampling approach in seeking to achieve their objectives. Sampling means that Van Eck Associates Corporation (the “Adviser”) uses quantitative analysis to select bonds and other securities that represent a sample of securities in the Index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

The Fund’s commencement of operations dates and their respective Indices are presented below:

Fund	Commencement of Operations	Index

High-Yield	February 4, 2009	Barclays Capital Municipal Custom High Yield Composite Index
Intermediate	December 4, 2007	Barclays Capital AMT-Free Intermediate Continuous Municipal Index
Long	January 2, 2008	Barclays Capital AMT-Free Long Continuous Municipal Index
Pre-Refunded	February 2, 2009	Barclays Capital Municipal Pre-Refunded–Treasury-Escrowed Index
Short	February 22, 2008	Barclays Capital AMT-Free Short Continuous Municipal Index
Emerging Markets	July 22, 2010	JP Morgan Government Bond Index-Emerging Markets Global Core

Note 2–Significant Accounting Policies–The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

A.

Security Valuation–The investment valuation policy of the Funds is to value investments at fair value. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. Over-the-counter securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the close of the securities’ primary market, are valued using methods approved by the Board of Trustees. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedules of Investments. Money market fund investments are valued at net asset value. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

NOTES TO FINANCIAL STATEMENTS
(continued)

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

B.

Federal Income Taxes–It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.

Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income, if any, are declared and paid at least monthly by each Fund. Distributions of net realized capital gains, if any, generally are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.

Currency Translation–Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day. Purchases and sales of foreign denominated investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gains and losses from foreign currency transactions.

E.

Restricted Securities–The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each Fund’s Schedule of Investments.

F.

Use of Derivative Instruments–The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the Adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Funds’ derivatives and hedging activities. Details of this disclosure are as follows: The impact of transactions in derivative instruments, during the period ended October 31, 2010, were as follows:

Foreign exchange risk

Emerging Markets
Realized gain (loss):
Forward foreign currency contracts[1]	$53,913

[1]	Statement of Operations location: Net realized gain (loss) on forward foreign currency contracts and foreign currency transactions

Forward Foreign Currency Contracts–The Funds are subject to foreign currency risk in the normal course of pursuing its investment objectives. The Funds may buy and sell forward foreign currency contracts to settle purchases and sales of foreign denominated securities to obtain currency exposure, or to hedge foreign denominated assets. Realized gains and losses from forward foreign currency contracts are included in realized gain (loss) on forward foreign currency contracts and foreign currency transactions. The Funds may incur additional risk from investments in forward foreign currency contracts if the counterparty is unable to fulfill its obligation or there are unanticipated movements of the foreign currency relative to the U.S. dollar. The Funds did not have any open forward foreign currency contracts as of October 31, 2010.

G.

Other–Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Realized gains and losses are calculated on the identified cost basis. Interest income, including amortization of premiums and discounts, is accrued as earned.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The management fee rate for Emerging Markets is 0.35% and the Adviser has agreed, at least until September 1, 2011, to voluntarily waive or limit its fees and to assume as its own expense certain expenses otherwise payable so that its total annual operating expenses, excluding interest expense, does not exceed 0.49%. Effective September 1, 2010, High Yield, Intermediate, Long, Pre-Refunded and Short Funds adopted a unitary management fee where the Adviser is responsible for all expenses of the Funds, except the fee payment under the Investment Advisory Agreement, interest expenses, offering costs, trading expenses, taxes and extraordinary expenses. Prior to September 1, 2010, these Funds were responsible for their own operating expenses, including management fees. The management fee rate for these Funds was 0.25%, except for High Yield which had a rate of 0.50%. The Adviser voluntarily waived its fees and assumed certain fund expenses during this period to limit total annual operating expenses to the expense caps listed below.

The current unitary management fee/expense caps and the amounts waived/assumed by the Adviser for the period ended October 31, 2010 are as follows:

Fund	Unitary Management Fee/Expense Cap	Management Fees Waived by Adviser	Expenses Assumed by the Adviser

High-Yield	0.35%*	$160,203	$—
Intermediate	0.24%*	98,543	—
Long	0.24%*	46,925	37,786
Pre-Refunded	0.24%*	32,029	21,976
Short	0.20%*	78,047	13,419
Emerging Markets	0.49%	19,878	—

*	Represents Fund expense caps for the period prior to the adoption of the unitary management fee.

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ Distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4–Investments–For the period ended October 31, 2010, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding capital share transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold

High-Yield	$89,689,290	$35,108,661
Intermediate	74,882,810	10,922,437
Long	20,363,309	1,489,437
Pre-Refunded	6,820,146	8,506,286
Short	30,818,700	15,874,360
Emerging Markets	102,959,991	1,651,145

NOTES TO FINANCIAL STATEMENTS
(continued)

Note 5–Income Taxes–As of October 31, 2010, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

High-Yield	$196,744,193	$21,798,462	$(5,231,382)	$16,567,080
Intermediate	217,500,608	7,877,683	(401,090)	7,476,593
Long	68,208,266	3,683,870	(134,869)	3,549,001
Pre-Refunded	36,647,887	763,978	(21,212)	742,766
Short	101,058,934	2,386,139	(68,009)	2,318,130
Emerging Markets	107,783,306	3,622,816	(248,300)	3,374,516

The tax character of dividends paid to shareholders during the period ended October 31, 2010 and April 30, 2010 is as follows:

	Tax-Exempt Dividends		Ordinary Income		Long-Term Capital Gains

Fund	October 31, 2010	April 30, 2010	October 31, 2010	April 30, 2010	April 30, 2010

High-Yield	$5,082,600	$6,381,569	$—	$70,131	$—
Intermediate	3,075,400	3,174,300	—	—	19,600
Long	1,272,150	1,800,225	—	—	—
Pre-Refunded	255,400	419,300	—	—	—
Short	958,000	1,124,900	—	—	—
Emerging Markets	—	—	472,000	—	—

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (tax years ended April 30, 2008, 2009 and 2010), or expected to be taken in the Funds’ current tax year. Therefore, no provision for income tax is required in the Funds’ financial statements.

Note 6—Capital Share Transactions—As of October 31, 2010, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Shares are issued and redeemed by the Funds only in Creation Units, consisting of 100,000 shares, except for Emerging Markets which has Creation Units consisting of 200,000 shares, or multiples thereof. The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index plus a small amount of cash. For the period ended October 31, 2010 the Trust had in-kind contributions as follows:

Fund	In-Kind Contributions

Emerging Markets	$6,575,423

Note 7–Concentration and Other Risks–The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The Adviser uses a “passive” or index approach to achieve each Fund’s investment objective. The Funds use a sampling approach in which the Adviser uses quantitative analysis to select bonds that represent a sample of securities in the index in terms of key risk factors, performance attributes and other characteristics. Each Fund is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. Investments in municipal securities involve risks similar to those of investing in any fund of fixed income securities traded on exchanges, such as market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in security prices.

High-Yield invests in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities. High-Yield may not be able to sell bonds at desired prices and that large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

Emerging Markets invests in foreign securities. Investments in foreign securities may involve a greater degree of risk than investments in domestic securities due to political, economic or social instability. Foreign investments may also be subject to foreign taxes and settlement delays. Since Emerging Markets may have significant investments in foreign debt securities, it may be subject to greater credit and interest risks and greater currency fluctuations than portfolios with significant investments in domestic debt securities.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 8–Trustee Deferred Compensation Plan–The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the deferred compensation plan is included in “Trustees fees and expenses” in the Statements of Operations. The liability for the deferred compensation plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Stock Split—On October 10, 2008, the Board of Trustees of the Market Vectors ETF Trust approved a split of the shares for Intermediate, Long, and Short. The stock splits took place for shareholders of record as of the close of business on October 21, 2008, and were payable on October 23, 2008. Fund shares began trading on a split-adjusted basis on October 24, 2008. Intermediate split its shares five-for-one, Long split its shares five-for-one, and Short split its shares three-for-one.

The splits lowered the share price of these Funds by increasing the number of shares outstanding, but did not change the total value of shares outstanding. The expected primary benefit of this action was that lower share prices will make these Funds more accessible to investors.

Note 10–Bank Line of Credit–The Funds may participate in a $20 million committed credit facility (“Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 2010, there were no borrowings by the Funds under this Facility.

Note 11—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the period ended October 31, 2010, the Funds’ did not have any expense offsets to reduce custodian fees.

Note 12—Subsequent Events—The Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

NOTES TO FINANCIAL STATEMENTS
(continued)

The following dividends from net investment income were declared and paid subsequent to October 31, 2010:

Fund	Ex-Date	Record Date	Payable Date	Per Share

High-Yield	11/1/10	11/3/10	11/5/10	$0.140
Intermediate	11/1/10	11/3/10	11/5/10	$0.061
Long	11/1/10	11/3/10	11/5/10	$0.067
Pre-Refunded	11/1/10	11/3/10	11/5/10	$0.028
Short	11/1/10	11/3/10	11/5/10	$0.029
Emerging Markets	11/1/10	11/3/10	11/5/10	$0.100

High-Yield	12/1/10	12/3/10	12/7/10	$0.153
Intermediate	12/1/10	12/3/10	12/7/10	$0.061
Long	12/1/10	12/3/10	12/7/10	$0.073
Pre-Refunded	12/1/10	12/3/10	12/7/10	$0.027
Short	12/1/10	12/3/10	12/7/10	$0.028
Emerging Markets	12/1/10	12/3/10	12/7/10	$0.105

APPROVAL OF MANAGEMENT AGREEMENT
For the Period Ended October 31, 2010 (unaudited)

At a meeting held on June 25, 2010 (the “Renewal Meeting”), the Board, including all of the Independent Trustees, approved an amended and restated investment management agreement between the Trust and the Adviser (the “Municipal Investment Management Agreement”) with respect to the Market Vectors California Long Municipal Index ETF, High-Yield Municipal Index ETF, Intermediate Municipal Index ETF, Long Municipal Index ETF, Massachusetts Municipal Index ETF, New Jersey Municipal Index ETF, New York Long Municipal Index ETF, Ohio Municipal Index ETF, Pennsylvania Municipal Index ETF, Pre-Refunded Municipal Index ETF and Short Municipal Index ETF (the “Municipal Funds”) and the continuation of the investment management agreement between the Trust and the Adviser (the “Fixed Income Investment Management Agreement”) with respect to Market Vectors Emerging Markets Local Currency Bond ETF, Fixed Income I ETF, Fixed Income II ETF and Investment-Grade Floating-Rate Bond ETF (collectively, the “Fixed Income Funds” and together with the Municipal Funds, the “Funds”). The Municipal Investment Management Agreement and the Fixed Income Investment Management Agreement are collectively referred to as the “Investment Management Agreements.”

The Board’s approval of the Investment Management Agreements was based on a comprehensive consideration of all information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees met on June 9, 2010. At that meeting, the Trustees discussed the information the Adviser and Lipper Inc. (“Lipper”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Funds and the Funds’ peer funds, information about the advisory services provided to the Funds, including the personnel providing those services, and the profitability and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds.

The Independent Trustees’ consideration of the Investment Management Agreements was also based on their review of information obtained through discussions with, among others, management of the Funds and the Adviser at the Renewal Meeting and the June 9, 2010 meeting, and information obtained at other meetings of the Trustees among themselves and/or with management, including the background and experience of the portfolio managers and others involved in the management and administration of the Trust.

In evaluating the terms of the Investment Management Agreement relating to the Municipal Funds and the proposal for those Funds to adopt a unitary fee structure, the Trustees considered representations from the Adviser that the services to be provided by the Adviser to the Municipal Funds would not decrease in scope or quality under a unitary fee structure arrangement. The Trustees also considered the risks being assumed by the Adviser under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of the Municipal Funds.

The Trustees considered the terms of, and scope of services that the Adviser provides under, the Investment Management Agreements, including, with respect to the Fixed Income Funds, the Adviser’s commitment to waive certain fees and/or pay expenses of the Fixed Income Funds to the extent necessary to prevent the operating expenses of the Fixed Income Funds from exceeding agreed upon limits until at least September 1, 2011 and, with respect to the Municipal Funds, the Adviser’s agreement to pay all of the direct expenses of the Municipal Funds (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses).

The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Funds’ portfolios, especially in light of the performance of those Funds that had commenced operations as of the date of the Renewal Meeting (the “Operating Funds”). In evaluating an Operating Fund’s performance, the Trustees assessed the Operating Funds’ performance based on how well the performance of an Operating Fund tracked the performance of its Underlying Index, using a variety of measurements in this regard, and concluded that the investment performance of the Funds was satisfactory.

The Trustees also considered information relating to the financial condition of the Adviser, the current status, as they understood it, of the Adviser’s compliance environment and the Adviser’s analysis of the Trust’s other service providers.

As noted above, the Trustees were also provided various data from Lipper comparing the Funds to other exchange-traded funds with respect to expenses, performance and tracking error. The Trustees noted that the information provided showed that one Fund had an expense ratio greater than the median of its peer group of funds. The Trustees noted, however, that the Fund had a relatively small asset base. The Trustees concluded, in light of this information and the other information

APPROVAL OF MANAGEMENT AGREEMENT
(continued)

available to them, that the fees paid by the Funds were reasonable in light of the quality of services received. The Trustees noted, however, that this comparative data, while generally helpful, was limited in its usefulness in many cases due to the lack of a large number of directly comparable exchange-traded funds.

The Trustees also considered information they received regarding the other benefits received by the Adviser from serving as adviser to the Funds and from providing administrative services to the Funds, and from an affiliate of the Adviser serving as distributor for the Funds.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Fund that had commenced operations. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether current fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size, expense ratio and expense cap, if applicable, and noted that neither of the Investment Management Agreements provides for breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees noted that the Funds were still relatively new products, which therefore made it difficult to quantify the potential variability in net assets and thus determine the sustainability of any potential economies of scale which may exist. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund is reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and currently reflects an appropriate sharing of any economies of scale which may exist with shareholders. The Trustees also determined that the profits earned by the Adviser in respect of the Funds that were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds.

The Trustees did not consider historical information about the profitability of Market Vectors California Long Municipal Index ETF, Emerging Markets Local Currency Bond ETF, Fixed Income I ETF, Fixed Income II ETF, Investment Grade Floating Rate Bond ETF, Massachusetts Municipal Index ETF, New Jersey Municipal Index ETF, New York Long Municipal Index ETF, Ohio Municipal Index ETF and Pennsylvania Municipal Index ETF to the Adviser because none of those Funds had commenced operations at the time of the Renewal Meeting. However, the Adviser agreed to provide the Trustees with profitability information in connection with future proposed continuances of the Investment Management Agreements relating to those Funds after those Funds had commenced operations. In addition, because none of those Funds had commenced operations, the Trustees were not in a position to consider the historical performance or the quality of services previously provided to each of those Funds although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their June 9, 2010 meeting as part of their consideration of the Investment Management Agreements.

In voting to approve the continuation of the Municipal Investment Management Agreement and the Fixed Income Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of each Investment Management Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that each Investment Management Agreement is in the interest of the Funds and each Fund’s shareholders.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a Market Vectors ETF Trust (the “Trust”) Prospectus and Summary Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus and summary prospectus contains this and other information about the investment company. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 1.888.MKT.VCTR, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 1.888.MKT.VCTR or by visiting vaneck.com.

Investment Adviser:
Van Eck Associates Corporation

Distributor:
Van Eck Securities Corporation 335 Madison Avenue New York, NY 10017 vaneck.com

Account Assistance: 1.888.MKT.VCTR

Item 2. CODE OF ETHICS.

  Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

  Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

  Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

Item 11. CONTROLS AND PROCEDURES.

(a)  The Chief Executive Officer and the Chief Financial Officer have concluded that the Market Vectors High-Yield Municipal Index ETF, Intermediate
     Municipal Index ETF, Long Municipal Index ETF, Short Municipal Index ETF,
     Pre-Refunded Municipal Index ETF and Emerging Markets Local Currency Bond
     ETF disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Market Vectors ETF Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no significant changes in the registrant's internal controls over financial reporting or in other factors that could significantly affect these controls over financial reporting subsequent to the date of our evaluation.

Item 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MARKET VECTORS ETF TRUST

By (Signature and Title) /s/ Bruce J. Smith, SVP and CFO
                         -------------------------------
Date January 6, 2011
     ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, CEO
                        --------------------------
Date January 6, 2011
     ---------------

By (Signature and Title)  /s/ Bruce J. Smith, CFO
                        ---------------------------

Date January 6, 2011
     ---------------